UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-0793

                                CNI CHARTER FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                             400 North Roxbury Drive
                             Beverly Hills, CA 90210
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-889-0799

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]

                               Investment Manager:
                      CITY NATIONAL ASSET MANAGEMENT, INC.


                                CNI CHARTER FUNDS
                               SEMI-ANNUAL REPORT

                                [GRAPHIC OMITTED]

                                 March 31, 2006


                                [GRAPHIC OMITTED]

                           Large Cap Value Equity Fund

                          Large Cap Growth Equity Fund

                            RCB Small Cap Value Fund

                             Technology Growth Fund

                               Corporate Bond Fund

                              Government Bond Fund

                         California Tax Exempt Bond Fund

                              High Yield Bond Fund

                             Prime Money Market Fund

                          Government Money Market Fund

                     California Tax Exempt Money Market Fund

                                 [GRAPHIC OMITTED]

This report and the financial statements contained herein are provided for the general information of the shareholders of the CNI Charter Funds. This report is not authorized for distribution to prospective investors in the CNI Charter Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of CNI Charter Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

                                  CNI CHARTER FUNDS SEMI-ANNUAL REPORT

                     02  Letter to Our Shareholders

                     04  Equity Funds Investment Adviser's Report

                     05  Fixed Income Funds Investment Adviser's Report

                     06  Statements of Net Assets

                     51  Statements of Operations

                     54  Statements of Changes in Net Assets

                     58  Financial Highlights

                     61  Notes to Financial Statements

                     68  Disclosure of Fund Expenses

                     70  Approval of Investment Advisory Agreements

================================================================================

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q is also available on the Fund's website at www.cnicharterfunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds' portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds' website at www.cnicharterfunds.com, and (3) on the Securities and Exchange Commission's website at www.sec.gov.


                           CNI CHARTER FUNDS | PAGE 1

LETTER TO OUR SHAREHOLDERS

MARCH 31, 2006

--------------------------------------------------------------------------------

We are pleased to provide you with the CNI Charter Funds Semi-Annual Report for the six months ended March 31, 2006, a period in which global economic growth continued to accelerate producing solid gains for stockholders, but lackluster returns to bondholders as interest rates rose.

The underlying investment philosophy of the CNI Charter Funds is to pursue the long-term goals and objectives specified for each of the Funds without being swayed by short-term trends and fads. All Funds are managed with an active yet disciplined style that seeks to achieve competitive rates of return consistent with their respective, prescribed risk parameters. City National Asset Management, Inc., as Investment Manager to the Funds, utilizes in-depth research that takes advantage of the most advanced investment technology, fundamental valuation, and quantitative tools to determine the most attractive sectors and securities within each Fund's area of concentration. This approach has served shareholders well overall during the complex economic, financial, and geopolitical environment we encountered in the period ending March 31, 2006.

SIX-MONTH MARKET WATCH:
OCTOBER 2005 - MARCH 2006

The six months ended March 31 witnessed an extension of the global rebound in equities with all of the major domestic and international stock indices rising. (Please refer to table that follows.) Fixed income securities, as measured by the Lehman Aggregate Index, however continued to lag, given the upward trend in interest rates over this period.

--------------------------------------------------------------------------------
Six-Month                                                        October 2005 -
Index Watch:                                                         March 2006

EQUITIES:
S&P500 Stock Index: ..............................................       + 6.4%
Dow Jones Industrials:............................................       + 6.4%
NASDAQ: ..........................................................       + 8.7%
EAFE: ............................................................       +13.9%

BONDS:
Lehman Aggregate Bond Index: .....................................       - 0.1%
--------------------------------------------------------------------------------

The economic recovery remained intact, but began to show signs of slowing, especially towards the end of the period, as there was clear evidence of deceleration in many segments of the U.S economy. Combining these economic elements with rising interest rates and a resumption of oil price increases foreshadows a rise in domestic inflation and an accompanying slowdown in corporate profits throughout the year.

The Federal Open Market Committee has remained true to its stated "measured pace" of interest rate hikes throughout the last six months, but is likely to be at, or near, the end of that cycle.

The major foreign economies (and their associated equity markets) have been the real stars over the last six months, highlighting once again, the wisdom of international diversification. As is typically true in global economic cycles, the U.S. has been in the lead throughout. Thus, as we pass the growth peak in this rebound domestically, the major foreign economies, which have lagged our own for the past few years, are still accelerating. Corporate profit growth overseas is likely to continue to outpace domestic growth this year and, while we approach the end of this interest rate cycle, other nations are likely to begin to increase rates later this year. Generally speaking, this will put pressure on the value of the U.S. Dollar as economic growth and interest rate differentials shift to favor foreign currencies.


                           CNI CHARTER FUNDS | PAGE 2

--------------------------------------------------------------------------------

SIX-MONTH WATCH: CNI CHARTER FUNDS PERFORMANCE

(ALL RETURNS LISTED BELOW ARE FOR INSTITUTIONAL CLASS SHARES)

By adhering to our basic investment discipline and maintaining the appropriate amount of risk control in the various portfolios, the Funds continue to provide returns that are competitive in their respective investment arenas.

All of the equity-oriented Funds showed strong returns during the six-month period, as one might expect, given the strong momentum in stocks. Leading the pack was the 8.8% gain in the TECHNOLOGY GROWTH FUND. Following close behind was the 8.6% return to the LARGE CAP VALUE EQUITY FUND. THE LARGE CAP GROWTH EQUITY FUND rose 3.3%, while the RCB SMALL CAP VALUE FUND gained 2.8% during the six-month period.

Returns to the four bond-oriented Funds were mixed as might be expected in a rising interest rate environment. The HIGH YIELD BOND FUND rose 3.6% for the period, while GOVERNMENT BOND FUND and CALIFORNIA TAX EXEMPT BOND FUND returned 0.1% and 0.4%, respectively. The CORPORATE BOND FUND lost 0.1%, as investment grade bonds generally underperformed during the period.

Finally, all three Money Market Funds continued to turn in competitive yields for the six months ending March 31, 2006, ranging from 1.8% for the PRIME MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND down to 1.2% for the CALIFORNIA TAX EXEMPT MONEY MARKET FUND.

The following pages contain important information and details on the assets and financial condition of the Funds. Please read them carefully and if you have any questions about this report or the CNI Charter Funds, please call your investment professional or contact us at (888) 889-0799.

Thank you for choosing CNI Charter Funds.

  Sincerely,


  /s/ Richard A. Weiss
  ---------------------
  Richard A.Weiss
  PRESIDENT
  CITY NATIONAL ASSET MANAGEMENT, INC.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. CERTAIN SHAREHOLDERS MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX (AMT). FEDERAL INCOME TAX RULES APPLY TO ANY CAPITAL GAIN DISTRIBUTIONS.

FUND EXPENSES HAVE BEEN WAIVED DURING THE PERIOD ON WHICH THE PERFORMANCE IS BASED. WITHOUT WAIVERS, PERFORMANCE WOULD BE LOWER.

THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

INVESTING IN MUTUAL FUNDS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. IN ADDITIONAL TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INVESTMENTS IN SMALLER COMPANIES TYPICALLY EXHIBIT HIGHER VOLATILITY, AND PRODUCTS OF COMPANIES IN WHICH TECHNOLOGY FUNDS INVEST MAY BE SUBJECT TO SEVERE COMPETITION AND RAPID OBSOLES-CENCE. AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
*NOT FDIC INSURED *NO BANK GUARANTEE *MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               CNI CHARTER FUNDS WELCOMES THE AHA INVESTMENT FUNDS
--------------------------------------------------------------------------------

On October 3, 2005, CNI Charter Funds expanded their offering by merging the AHA Investment Funds into the CNI Charter Funds family.

Endorsed by the American Hospital Association, the five AHA Investment Funds encourage healthy behavior by having guidelines that prohibit investment in any tobacco-related securities.

The five AHA Funds joining the CNI Charter Fund family are:

      [ ]   AHA Limited Maturity Fixed Income Fund

      [ ]   AHA Full Maturity Fixed Income Fund

      [ ]   AHA Balanced Fund

      [ ]   AHA Diversified Equity Fund

      [ ]   AHA Socially Responsible Equity Fund

These new Funds join the existing family of eleven CNI Charter Funds to provide an unwavering commitment to client satisfaction and quality investments that help successful individuals, families and businesses achieve their financial goals.

For more information about the CNI Charter Funds (including the AHA Investment Funds) visit cnicharterfunds.com.
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 3

INVESTMENT ADVISER'S REPORT

MARCH 31, 2006

--------------------------------------------------------------------------------

EQUITY FUNDS

The equity market, as measured by the S&P 500, returned 6.38% over the six months ending March 31, 2006. Investors started out jittery in October 2005, as the Federal Reserve indicated that rising interest rates were not ending anytime soon. In addition, investors were concerned about corporate earnings growth as early earnings reports came out mixed. By the end of October, third quarter 2005 GDP numbers provided strong indications that the economy was continuing to grow. Earnings growth ultimately produced strong numbers above expectations, over the next two reporting periods. From the end of October through March 2006, the market has sustained a persistent upward trend in asset prices.

During this time period, small and mid cap stocks outperformed large cap stocks with returns of 13.27% and 11.22%, respectively (as measured by the S&P SmallCap 600 and S&P MidCap 400). Value indices outperformed growth indices with the S&P SmallCap 600/Citigroup Value index gaining 15.97%.

All of the CNI Charter equity funds produced positive returns over this six month period. ALL RETURNS FOR CNI CHARTER FUNDS STATED BELOW ARE FOR INSTITUTIONAL CLASS SHARES:

      o The TECHNOLOGY GROWTH FUND returned 8.76%. This performance beat the Russell 3000 Technology Index of 8.25%, but trailed the Lipper Science & Technology Funds Objective return of 11.99%.

      o The LARGE CAP VALUE EQUITY FUND returned 8.61%. This performance trailed the S&P 500/Citigroup Value Index return of 8.99%, but outperformed the Lipper Large Cap Value Funds Classification return of 6.28%.

      o The LARGE CAP GROWTH EQUITY FUND returned 3.33%. This performance trailed the S&P 500/Citigroup Growth Index return of 3.91% and the Lipper Large Cap Growth Funds Classification return of 6.35%.

      o The RCB SMALL CAP VALUE FUND returned 2.78%. This performance trailed the Russell 2000 Value Index return of 14.26% and the Lipper Small Cap Value Funds Classification of 11.68%.

LOOKING FORWARD

The economy is expected to continue growing, but at a slower pace. Commodity price increases continue to cause concern. Investors are hoping the Federal Reserve is near the end of its interest rate hikes. With respect to stock prices, corporate earnings always remain the key. If the Fed is at the end of their interest rate hikes, this should provide a boost to the equity markets. Additionally, if commodity prices can trend lower from their recent highs, this should provide added relief to consumers and corporations alike. We remain optimistic regarding the equity market's future prospects.

The CNI Charter Equity Funds continue to provide a disciplined investment approach with the constant goal of achieving superior investment results.

Sincerely,


/s/ Brian L. Garbe
------------------
Brian L. Garbe
DIRECTOR OF RESEARCH
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 4

INVESTMENT ADVISER'S REPORT

MARCH 31, 2006

--------------------------------------------------------------------------------

FIXED INCOME FUNDS

The six-month period ending March 31, 2006 witnessed declines in bond prices as interest rates moved higher across the maturity spectrum. This weakness in bond prices was mainly due to a resilient U.S. economy and the continuation of tighter monetary policy. As of this writing, the Federal Open Market Committee ("FOMC") raised interest rates at each meeting since June 2004, a total of 15 times. The Federal Reserve ("Fed") is widely expected to raise rates at the May FOMC meeting and quite possibly the June meeting as well. After that, the futures market isn't predicting any more rate hikes at this time. The Fed has indicated more hikes will be dependent on the economic data. While the weakness in bond prices this most recent quarter is a struggle for bond investors, our bond funds have been positioned for this type of market.

STRATEGIC OUTLOOK FOR BOND FUNDS

In light of the economic landscape and Fed activities, we are maintaining our slightly defensive maturity posture for all our bond funds for the immediate future.

Strategically, in the CORPORATE BOND FUND, we remain concerned about interest rate volatility and continue to maintain an underweight in the ten year area of the yield curve, which has been pressured by increasing inflation expectations. We also remain concerned about corporate credit quality and are maintaining an average credit quality that is higher than the Lehman Intermediate Corporate Index.

The GOVERNMENT BOND FUND continues to benefit from attractive yields offered by agency securities and also maintains a defensive maturity profile.

The CALIFORNIA TAX EXEMPT BOND FUND, similar to our taxable funds, maintains a defensive maturity and credit profile. This positioning should continue to be rewarded, given an environment of higher volatility.

Even though this economic expansion cycle is maturing, the HIGHYIELD BOND FUND continued to benefit from historically narrow yield spreads. This Fund retains its strategic posture of excellent sector allocation as well as a quality bias versus its competitors.

STRATEGIC OUTLOOK FOR MONEY MARKET FUNDS

The conservative portfolio posture of the Funds has been rewarded as the Fed continued to tighten monetary policy. As the Fed shifts to a more data-dependent stance, we may extend the maturity profile of the Funds not only to take advantage of attractive money market rates but also to protect against potentially declining rates in the future.

Sincerely,


/s/ Rodney J. Olea
------------------
Rodney J. Olea
DIRECTOR OF FIXED INCOME
CITY NATIONAL ASSET MANAGEMENT, INC.


                           CNI CHARTER FUNDS | PAGE 5

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

31.4%    Financials
15.1%    Industrials
9.3%     Information Technology
8.5%     Consumer Discretionary
8.1%     Energy
6.4%     Telecommunications
5.5%     Utilities
4.9%     Materials
4.7%     Consumer Staples
4.1%     Healthcare
2.0%     Short-Term Investments

* Percentages based on total investments

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCK [97.9%]
   AEROSPACE & DEFENSE [4.1%]
   Honeywell International                               21,200   $         907
   Lockheed Martin                                        9,800             736
   Northrop Grumman                                      12,500             854
   Raytheon                                              15,200             697
   United Technologies                                   17,500           1,014
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                              4,208
   =============================================================================

   AIR FREIGHT & LOGISTICS [1.7%]
   FedEx                                                  6,800             768
   Ryder System                                           9,300             416
   United Parcel Service, Cl B                            6,600             524
   -----------------------------------------------------------------------------

   TOTAL AIR FREIGHT & LOGISTICS                                          1,708
   =============================================================================

   AUTO COMPONENTS [0.5%]
   Johnson Controls                                       6,800             516
   =============================================================================

   BEVERAGES [1.3%]
   Coca-Cola                                             27,100           1,135
   Coca-Cola Enterprises                                 12,100             246
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,381
   =============================================================================

   CAPITAL MARKETS [7.9%]
   Bank of New York                                      29,800           1,074
   Goldman Sachs Group                                   11,200           1,758
   Lehman Brothers Holdings                               7,500           1,084
   Mellon Financial                                      11,800             420
   Merrill Lynch                                         21,800           1,717

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   Morgan Stanley                                        27,000   $       1,696
   State Street                                           5,200             314
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  8,063
   =============================================================================

   CHEMICAL [2.9%]
   Air Products & Chemicals                               5,500             370
   Dow Chemical                                          25,700           1,043
   EI Du Pont de Nemours                                 22,100             933
   PPG Industries                                         9,900             627
   -----------------------------------------------------------------------------

   TOTAL CHEMICAL                                                         2,973
   =============================================================================

   COMMERCIAL BANKS [10.1%]
   Bank of America                                       70,396           3,206
   BB&T                                                  14,100             553
   Comerica                                               7,100             411
   Keycorp                                               10,400             383
   National City                                         16,100             562
   PNC Financial Services Group                           6,800             458
   SunTrust Banks                                         6,300             458
   Wachovia                                              35,700           2,001
   Wells Fargo                                           36,730           2,346
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL BANKS                                                10,378
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [1.4%]
   Cendant                                               23,300             404
   RR Donnelley & Sons                                   18,000             589
   Waste Management                                      11,600             410
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,403
   =============================================================================

   COMMUNICATIONS EQUIPMENT [2.2%]
   Corning*                                              22,400             603
   Motorola                                              10,000             229
   Nokia, ADR*                                           27,000             560
   Qualcomm                                               9,800             496
   Tellabs*                                              23,800             378
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                                         2,266
   =============================================================================

   COMPUTERS & PERIPHERALS [3.1%]
   Apple Computer*                                        7,300             458
   Hewlett-Packard                                       68,700           2,260
   IBM                                                    5,300             437
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          3,155
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 6

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   CONSUMER FINANCE [0.2%]
   Capital One Financial                                  3,000   $         242
   =============================================================================

   DIVERSIFIED FINANCIAL SERVICES [3.9%]
   CIT Group                                             14,500             776
   Citigroup                                             67,786           3,202
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED FINANCIAL SERVICES                                   3,978
   =============================================================================

   DIVERSIFIED TELECOMMUNICATION SERVICES [2.1%]
   Verizon Communications                                62,009           2,112
   =============================================================================

   ELECTRIC UTILITIES [3.6%]
   Edison International                                  13,900             572
   Entergy                                                3,500             241
   FirstEnergy                                           15,700             768
   FPL Group                                             17,300             695
   PG&E                                                  19,600             763
   PPL                                                   22,700             667
   -----------------------------------------------------------------------------

   TOTAL ELECTRIC UTILITIES                                               3,706
   =============================================================================

   ELECTRONIC EQUIPMENT & INSTRUMENTS [0.4%]
   Jabil Circuit*                                         9,100             390
   =============================================================================

   FOOD & STAPLES RETAILING [2.0%]
   Costco Wholesale                                      13,100             709
   CVS                                                   10,400             311
   Kroger*                                               19,300             393
   Safeway                                               16,000             402
   Supervalu                                              8,000             247
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         2,062
   =============================================================================

   FOOD PRODUCTS [0.9%]
   Archer-Daniels-Midland                                16,900             568
   Sara Lee                                              20,900             374
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                      942
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [0.5%]
   PerkinElmer                                           23,700             556
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [2.2%]
   Aetna                                                 14,400             708
   Cigna                                                  4,500             588
   HCA                                                   10,300             472
   McKesson                                               9,200             479
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,247
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE [0.5%]
   McDonald's                                            14,200   $         488
   =============================================================================

   HOUSEHOLD DURABLES [0.6%]
   KB Home                                                4,600             299
   Newell Rubbermaid                                     11,800             297
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD DURABLES                                                 596
   =============================================================================

   INDEPENDENT POWER PRODUCER/
      ENERGY TRADER [0.7%]
   Constellation Energy Group                            13,400             733
   =============================================================================

   INDUSTRIAL CONGLOMERATES [3.0%]
   General Electric                                      52,500           1,826
   Tyco International                                    45,600           1,226
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         3,052
   =============================================================================

   INSURANCE [7.7%]
   ACE, ADR                                              13,000             676
   Aflac                                                 11,900             537
   Allstate                                              14,200             740
   American International Group                          25,100           1,659
   Chubb                                                  8,300             792
   Hartford Financial Services
      Group                                              12,300             991
   Lincoln National                                       6,400             350
   Metlife                                               11,500             556
   Prudential Financial                                   9,700             735
   St Paul Travelers                                     20,200             844
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        7,880
   =============================================================================

   IT SERVICES [1.1%]
   Affiliated Computer Services,
         Cl A*                                            8,000             477
   Electronic Data Systems                               13,900             373
   First Data                                             5,500             258
   -----------------------------------------------------------------------------

   TOTAL IT SERVICES                                                      1,108
   =============================================================================

   LEISURE EQUIPMENT & PRODUCTS [0.6%]
   Brunswick                                              6,500             253
   Mattel                                                18,500             335
   -----------------------------------------------------------------------------

   TOTAL LEISURE EQUIPMENT & PRODUCTS                                       588
   =============================================================================

   MACHINERY [2.6%]
   Caterpillar                                           11,500             826
   Danaher                                                7,000             445

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 7

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   Deere                                                  7,400   $         585
   Illinois Tool Works                                    3,500             337
   Ingersoll-Rand, Cl A                                  11,800             493
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        2,686
   =============================================================================

   MEDIA [4.7%]
   CBS                                                   25,750             618
   Comcast, Cl A*                                        34,800             910
   News Corp., Cl A                                      25,000             415
   Time Warner                                           50,800             853
   Viacom*                                               14,650             569
   Walt Disney*                                          51,600           1,439
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                            4,804
   =============================================================================

   METALS & MINING [1.3%]
   Alcoa                                                 31,300             956
   Phelps Dodge                                           5,200             419
   -----------------------------------------------------------------------------

   TOTAL METALS & MINING                                                  1,375
   =============================================================================

   MULTI-UTILITIES & UNREGULATED POWER [1.2%]
   Dominion Resources                                    11,700             808
   Sempra Energy                                          8,600             399
   -----------------------------------------------------------------------------

   TOTAL MULTI-UTILITIES & UNREGULATED POWER                              1,207
   =============================================================================

   MULTILINE RETAIL [0.5%]
   JC Penney                                              8,000             483
   =============================================================================

   OFFICE ELECTRONICS [0.6%]
   Xerox*                                                43,500             661
   =============================================================================

   OIL & GAS [8.0%]
   Amerada Hess                                           2,600             370
   Chevron                                               28,040           1,626
   ConocoPhillips                                        31,380           1,982
   Exxon Mobil                                           37,600           2,288
   Marathon Oil                                          14,800           1,127
   Occidental Petroleum                                   9,200             852
   -----------------------------------------------------------------------------

   TOTAL OIL & GAS                                                        8,245
   =============================================================================

   PAPER & FOREST PRODUCTS [0.6%]
   Weyerhaeuser                                           9,200             666
   =============================================================================

   PERSONAL PRODUCTS [0.5%]
   Alberto-Culver                                        10,500             464
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   PHARMACEUTICALS [1.4%]
   Abbott Laboratories                                   16,000   $         679
   Bristol-Myers Squibb                                  29,400             724
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  1,403
   =============================================================================

   ROAD & RAIL [2.4%]
   Burlington Northern Santa Fe                           8,900             742
   CSX                                                   12,600             754
   Norfolk Southern                                      17,800             962
   -----------------------------------------------------------------------------

   TOTAL ROAD & RAIL                                                      2,458
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [1.9%]
   Applied Materials                                     15,700             275
   Freescale Semiconductor*                              13,000             361
   Intel                                                 50,150             970
   Texas Instruments                                     11,000             357
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT                                                           1,963
   =============================================================================

   SPECIALTY RETAIL [0.8%]
   Gap                                                   26,500             495
   Staples                                               11,250             287
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                   782
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [3.0%]
   AT&T                                                  55,200           1,493
   BellSouth                                             45,900           1,590
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,083
   =============================================================================

   TEXTILES, APPAREL & LUXURY GOODS [0.4%]
   Jones Apparel Group                                   11,200             396
   =============================================================================

   THRIFTS & MORTGAGE FINANCE [1.5%]
   Fannie Mae                                             8,600             442
   Washington Mutual                                     26,200           1,117
   -----------------------------------------------------------------------------

   TOTAL THRIFTS & MORTGAGE FINANCE                                       1,559
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [1.3%]
   Alltel                                                10,600             686
   Sprint-Nextel                                         24,300             628
   -----------------------------------------------------------------------------

   TOTAL WIRELESS TELECOMMUNICATION SERVICES                              1,314
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $85,785)                                              100,280
         =======================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 8

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP VALUE EQUITY FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENTS [2.0%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                  2,017,049   $       2,017
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.66%(1)                                     24,590              25
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $2,042)                                                 2,042
         =======================================================================

         TOTAL INVESTMENTS [99.9%]
            (Cost $87,827)                                              102,322
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [0.1%]
   Income Distributions Payable                                            (122)
   Investment Advisory Fees Payable                                         (54)
   Payable for Fund Shares Redeemed                                         (42)
   Shareholder Servicing & Distribution
         Fees Payable                                                       (24)
   Administration Fees Payable                                               (5)
   Other Assets and Liabilities, Net                                        313
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                  66
         =======================================================================

   NET ASSETS -- [100.0%]                                         $     102,388
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      84,740
   Accumulated net realized gain on investments                           3,153
   Unrealized appreciation on investments                                14,495
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $     102,388
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($89,883,433 / 9,084,046 shares)                            $        9.89
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($12,504,810 / 1,265,530 shares)                            $        9.88
   =============================================================================

*   NON-INCOME PRODUCING SECURITY

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 9

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

21.4%    Information Technology
21.0%    Healthcare
13.4%    Consumer Staples
12.0%    Consumer Discretionary
11.1%    Energy
9.8%     Financials
7.6%     Industrials
2.1%     Short-Term Investments
0.8%     Materials
0.5%     Utilities
0.3%     Telecommunications

* Percentages based on total investments

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [97.9%]
   AEROSPACE & DEFENSE [0.5%]
   L-3 Communications Holdings                            2,500   $         214
   =============================================================================

   AIR FREIGHT & LOGISTICS [1.0%]
   United Parcel Service, Cl B                            5,700             452
   =============================================================================

   BEVERAGES [2.8%]
   Coca-Cola                                              9,800             411
   Constellation Brands, Cl A*                            6,000             150
   Pepsi Bottling Group                                   5,700             173
   PepsiCo                                                9,900             572
   -----------------------------------------------------------------------------

   TOTAL BEVERAGES                                                        1,306
   =============================================================================

   BIOTECHNOLOGY [4.4%]
   Amgen*                                                14,300           1,040
   Genzyme-General Division*                              6,500             437
   Gilead Sciences*                                       9,100             566
   -----------------------------------------------------------------------------

   TOTAL BIOTECHNOLOGY                                                    2,043
   =============================================================================

   BUILDING PRODUCTS [0.2%]
   American Standard                                      2,700             116
   =============================================================================

   CAPITAL MARKETS [2.8%]
   Federated Investors                                    3,100             121
   Lehman Brothers Holdings                               2,400             347
   State Street                                           5,400             326
   Synovus Financial                                      8,300             225
   T Rowe Price Group                                     3,500             274
   -----------------------------------------------------------------------------

   TOTAL CAPITAL MARKETS                                                  1,293
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [0.8%]
   Ecolab                                                 4,400   $         168
   Praxair                                                4,100             226
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                          394
   =============================================================================

   COMMERCIAL SERVICES & SUPPLIES [0.9%]
   Cendant                                                8,300             144
   Equifax                                                7,000             261
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES & SUPPLIES                                     405
   =============================================================================

   COMMUNICATIONS EQUIPMENT [3.2%]
   Cisco Systems*                                        29,250             634
   Qualcomm                                              17,000             860
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT                                         1,494
   =============================================================================

   COMPUTERS & PERIPHERALS [5.2%]
   Apple Computer*                                        8,100             508
   Dell*                                                 28,165             838
   IBM                                                    9,000             742
   Network Appliance*                                     9,500             343
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS & PERIPHERALS                                          2,431
   =============================================================================

   CONSUMER FINANCE [1.6%]
   Capital One Financial                                  5,200             419
   SLM                                                    6,400             332
   -----------------------------------------------------------------------------

   TOTAL CONSUMER FINANCE                                                   751
   =============================================================================

   DIVERSIFIED CONSUMER SERVICES [1.0%]
   Apollo Group, Cl A*                                    4,400             231
   H&R Block                                             10,800             234
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED CONSUMER SERVICES                                      465
   =============================================================================

   ELECTRIC UTILITIES [0.5%]
   TXU                                                    5,200             233
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [4.3%]
   BJ Services                                            5,400             187
   Halliburton                                            9,500             694
   Nabors Industries*                                     2,800             200
   Schlumberger                                           5,700             721
   Transocean*                                            2,700             217
   -----------------------------------------------------------------------------

   TOTAL ENERGY EQUIPMENT & SERVICES                                      2,019
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 10

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   FOOD & STAPLES RETAILING [3.1%]
   Sysco                                                 16,100   $         516
   Wal-Mart Stores                                       19,375             915
   -----------------------------------------------------------------------------

   TOTAL FOOD & STAPLES RETAILING                                         1,431
   =============================================================================

   FOOD PRODUCTS [1.5%]
   Campbell Soup                                          6,700             217
   General Mills                                          4,300             218
   Kellogg                                                6,200             273
   -----------------------------------------------------------------------------

   TOTAL FOOD PRODUCTS                                                      708
   =============================================================================

   HEALTH CARE EQUIPMENT & SUPPLIES [5.9%]
   Bard (C.R.)                                            3,200             217
   Baxter International                                   3,800             148
   Biomet                                                10,900             387
   Boston Scientific*                                     8,400             194
   Medtronic                                              9,400             477
   St. Jude Medical*                                      8,100             332
   Stryker                                                7,600             337
   Thermo Electron*                                       7,100             263
   Zimmer Holdings*                                       6,200             419
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 2,774
   =============================================================================

   HEALTH CARE PROVIDERS & SERVICES [4.0%]
   Coventry Health Care*                                  4,200             227
   Health Management Associates,
      Cl A                                               12,200             263
   IMS Health                                             7,500             193
   Quest Diagnostics                                      5,400             277
   UnitedHealth Group                                    15,800             883
   -----------------------------------------------------------------------------

   TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,843
   =============================================================================

   HOTELS, RESTAURANTS & LEISURE [2.2%]
   Carnival                                               6,600             313
   Starbucks*                                             9,500             358
   Yum! Brands                                            7,400             361
   -----------------------------------------------------------------------------

   TOTAL HOTELS, RESTAURANTS & LEISURE                                    1,032
   =============================================================================

   HOUSEHOLD PRODUCTS [5.5%]
   Colgate-Palmolive                                     10,100             577
   Procter & Gamble                                      29,602           1,706
   Clorox                                                 4,400             263
   -----------------------------------------------------------------------------

   TOTAL HOUSEHOLD PRODUCTS                                               2,546
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES [4.0%]
   3M                                                     7,400   $         560
   General Electric                                      37,875           1,317
   -----------------------------------------------------------------------------

   TOTAL INDUSTRIAL CONGLOMERATES                                         1,877
   =============================================================================

   INSURANCE [3.5%]
   Aflac                                                  6,600             298
   American International Group                          11,500             760
   Progressive                                            2,000             208
   Prudential Financial                                   4,800             364
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        1,630
   =============================================================================

   INTERNET & CATALOG RETAIL [1.3%]
   eBay*                                                 15,300             598
   =============================================================================

   INTERNET SOFTWARE & SERVICES [0.6%]
   Yahoo!*                                                8,800             284
   =============================================================================

   IT SERVICES [1.8%]
   Affiliated Computer Services,
      Cl A*                                               3,100             185
   First Data                                             9,400             440
   Paychex                                                4,800             200
   -----------------------------------------------------------------------------

   TOTAL IT SERVICES                                                        825
   =============================================================================

   MACHINERY [1.0%]
   Danaher                                                7,600             483
   =============================================================================

   MEDIA [2.0%]
   Comcast*                                               8,100             212
   Dow Jones                                              7,500             295
   EW Scripps                                             4,900             219
   Time Warner                                           13,100             220
   -----------------------------------------------------------------------------

   TOTAL MEDIA                                                              946
   =============================================================================

   MULTILINE RETAIL [2.3%]
   Kohl's*                                                7,700             408
   Sears Holdings*                                        1,900             252
   Target                                                 7,500             390
   -----------------------------------------------------------------------------

   TOTAL MULTILINE RETAIL                                                 1,050
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 11

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   OIL & GAS [6.8%]
   Chevron                                                3,800   $         220
   Exxon Mobil                                           35,100           2,136
   Sunoco                                                 4,200             326
   XTO Energy                                            11,300             493
   -----------------------------------------------------------------------------

   TOTAL OIL & GAS                                                        3,175
   =============================================================================

   PERSONAL PRODUCTS [0.6%]
   Avon Products                                          8,600             268
   =============================================================================

   PHARMACEUTICALS [6.8%]
   Abbott Laboratories                                    8,395             356
   Allergan                                               3,700             401
   Forest Laboratories*                                   7,700             344
   Johnson & Johnson                                     23,264           1,378
   Wyeth                                                 13,850             672
   -----------------------------------------------------------------------------

   TOTAL PHARMACEUTICALS                                                  3,151
   =============================================================================

   REAL ESTATE [0.4%]
   Simon Property Group                                   2,400             202
   =============================================================================

   SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT [4.0%]
   Broadcom, Cl A*                                       11,850             511
   Intel                                                 40,150             777
   Texas Instruments                                     17,800             578
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTORS & SEMICONDUCTOR
      EQUIPMENT                                                           1,866
   =============================================================================

   SOFTWARE [5.3%]
   Electronic Arts*                                       3,600             197
   Microsoft                                             42,730           1,163
   Oracle*                                               49,260             674
   Symantec*                                             24,900             419
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE                                                         2,453
   =============================================================================

   SPECIALTY RETAIL [3.8%]
   Best Buy                                               3,500             196
   Home Depot                                            18,300             774
   Lowe's                                                 8,800             567
   TJX                                                    8,600             213
   -----------------------------------------------------------------------------

   TOTAL SPECIALTY RETAIL                                                 1,750
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   TEXTILES, APPAREL & LUXURY GOODS [0.7%]
   Coach*                                                 9,600   $         332
  ==============================================================================

   THRIFTS & MORTGAGE FINANCE [1.4%]
   Countrywide Financial                                  8,600             316
   Golden West Financial                                  5,300             360
   -----------------------------------------------------------------------------

   TOTAL THRIFTS & MORTGAGE FINANCE                                         676
   =============================================================================

   WIRELESS TELECOMMUNICATION SERVICES [0.2%]
   Sprint-Nextel                                          4,309             111
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $41,515)                                               45,627
         =======================================================================

CASH EQUIVALENTS [2.1%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                    986,192             986
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.66%(1)                                     13,658              14
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $1,000)                                                 1,000
         =======================================================================

         TOTAL INVESTMENTS [100.0%]
            (Cost $42,515)                                               46,627
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [0.0%]
   Payable for Fund Shares Redeemed                                         (40)
   Investment Advisory Fees Payable                                         (26)
   Shareholder Servicing & Distribution
         Fees Payable                                                       (12)
   Income Distributions Payable                                             (10)
   Administration Fees Payable                                               (2)
   Other Assets and Liabilities, Net                                        109
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                  19
         =======================================================================

   NET ASSETS -- [100.0%]                                         $      46,646
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 12

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

LARGE CAP GROWTH EQUITY FUND (CONCLUDED)

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      46,019
   Distributions in excess of net
         investment income                                                   (1)
   Accumulated net realized loss on investments                          (3,484)
   Unrealized appreciation on investments                                 4,112
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      46,646
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($36,320,226 / 4,734,741 shares)                            $        7.67
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($10,325,807 / 1,359,906 shares)                            $        7.59
   =============================================================================

*   NON-INCOME PRODUCING SECURITY

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

CL -- CLASS

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 13

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

30.5%   Consumer Discretionary
21.8%   Financials
21.7%   Industrials
6.9%    Short-Term Investments
5.0%    Consumer Staples
3.5%    Corporate Bonds
3.2%    Information Technology
2.9%    Utilities
2.3%    Energy
2.2%    Materials

* Percentages based on total investments

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [91.4%]
   BROADCASTING & CABLE [9.6%]
   Cox Radio*                                           172,950   $       2,321
   Cumulus Media*                                       163,050           1,836
   Emmis Communications*                                134,200           2,147
   Fisher Communications*                                35,700           1,598
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             7,902
   =============================================================================

   COMMERCIAL SERVICES [10.2%]
   Adesa                                                105,200           2,813
   Coinstar*                                             65,600           1,700
   SIRVA*                                               214,100           1,826
   Watson Wyatt                                          62,500           2,036
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                              8,375
   =============================================================================

   DIVERSIFIED MANUFACTURING [2.5%]
   Jacuzzi Brands*                                      206,100           2,026
   =============================================================================

   DIVERSIFIED METALS & MINING [2.2%]
   Compass Minerals International                        71,300           1,782
   =============================================================================

   UTILITIES [2.9%]
   Sierra Pacific Resources*                            174,000           2,403
   =============================================================================

   ENERGY EQUIPMENT & SERVICES [2.3%]
   Hanover Compressor*                                  103,300           1,923
   =============================================================================

   ENTERTAINMENT [6.1%]
   Lodgenet Entertainment*                              320,000           4,986
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [2.9%]
   Ralcorp Holdings*                                     62,400           2,374
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   HOUSEHOLD PRODUCTS [2.2%]
   Central Garden & Pet*                                 33,900   $       1,801
   =============================================================================

   INSURANCE [22.9%]
   Alleghany*                                            12,219           3,537
   Conseco*                                             140,000           3,475
   Fairfax Financial Holdings                            12,100           1,297
   Hilb Rogal & Hobbs                                    42,500           1,752
   Montpelier Re Holdings                                91,550           1,492
   Odyssey Re Holdings                                   65,100           1,413
   USI Holdings*                                        130,800           2,110
   White Mountains Insurance
      Group                                               6,200           3,686
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                       18,762
   =============================================================================

   MACHINERY [6.2%]
   EnPro Industries*                                     53,000           1,818
   Franklin Electric                                     29,400           1,607
   IDEX                                                  31,800           1,659
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                        5,084
   =============================================================================

   PREPACKAGING SOFTWARE [3.3%]
   PLATO Learning*                                      280,200           2,659
   =============================================================================

   PRINTING & PUBLISHING [6.0%]
   Advo                                                  60,000           1,920
   Dow Jones                                             75,250           2,957
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                            4,877
   =============================================================================

   RETAIL [6.7%]
   IHOP                                                  33,170           1,590
   Triarc, Cl B                                         223,500           3,907
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           5,497
   =============================================================================

   SPECIALTY RETAIL [2.4%]
   Jo-Ann Stores*                                       144,100           1,940
   =============================================================================

   TRANSPORTATION SERVICES [3.0%]
   Sea Containers, Cl A                                 341,950           2,465
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $63,791)                                               74,856
         =======================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 14

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

RCB SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                     FACE AMOUNT(000)     VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [3.5%]
   FINANCIAL SERVICES [0.6%]
   Fairfax Financial Holding
      7.750%, 04/26/12                               $      600   $         528
   =============================================================================

   RETAIL [1.1%]
   Jo-Ann Stores
      7.500%, 03/01/12                                    1,000             878
   =============================================================================

   TRANSPORTATION SERVICES [1.8%]
   Sea Containers, Ser B
      10.750%, 10/15/06                                   1,500           1,470
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $2,911)                                                 2,876
         =======================================================================

REPURCHASE AGREEMENT (A) [6.9%]
   Morgan Stanley,
      4.500%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $5,666,442
      (collateralized by a U.S.Treasury
      Note, par value $5,816,092,
      3.875%, 7/31/07; with total
      market value $5,777,622)                            5,664           5,664
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENT
            (Cost $5,664)                                                 5,664
         =======================================================================

         TOTAL INVESTMENTS [101.8%]
            (Cost $72,366)                                               83,396
         =======================================================================

OTHER ASSETS AND LIABILITIES-- [-1.8%]
   Payable for Investment Securities Purchased                           (1,436)
   Payable for Fund Shares Redeemed                                        (180)
   Shareholder Servicing & Distribution
         Fees Payable                                                       (62)
   Investment Advisory Fees Payable                                         (59)
   Administration Fees Payable                                               (4)
   Other Assets and Liabilities, Net                                        258
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                              (1,483)
         =======================================================================

   NET ASSETS -- [100.0%]                                         $      81,913
   =============================================================================

DESCRIPTION                                                          VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Paid-in-Capital (unlimited authorization --
     $0.01 par value)                                             $      66,012
   Undistributed net investment income                                       64
   Accumulated net realized gain on investments                           4,807
   Unrealized appreciation on investments                                11,030
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      81,913
   =============================================================================

   Net Asset Value, Offering and Redemption
    Price Per Share -- Institutional Class
    ($14,898,145 / 515,224 shares)                                $       28.92
   =============================================================================

   Net Asset Value, Offering and Redemption
    Price Per Share -- Class A
    ($12,432,536 / 433,535 shares)                                $       28.68
   =============================================================================

   Net Asset Value and Redemption
    Price Per Share -- Class R
    ($54,582,399/ 1,906,519 shares)                               $       28.63
   =============================================================================

   Maximum Offering
    Price Per Share -- Class R
    ($28.63 / 96.50%)                                             $       29.67
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

(A)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

SER -- SERIES

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 15

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND

SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

21.8%    Computer & Peripheral Equipment Manufacturing
20.5%    Semiconductor & Other Electric Component Manufacturing
19.5%    Software Publishers
11.6%    Communications Equipment Manufacturing
5.1%     On-line Information Services
4.9%     Computer Systems Design & Related Services
4.7%     Short Term Investments
2.8%     Telecommunications
2.4%     Data Processing Services
2.3%     Navigation/Measuring/Medical/Control Instruments Manufacturing
1.9%     Other Electrical Equipment & Components
1.0%     Electric Shopping & Mail-Order Houses
1.0%     Commercial/Industrial Equipment Rental & Leasing
0.5%     Audio & Video Equipment Manufacturing

* Percentages based on total investments

--------------------------------------------------------------------------------
DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

COMMON STOCK [95.4%]
   AUDIO & VIDEO EQUIPMENT
      MANUFACTURING [0.5%]
   Sony, ADR                                                300   $          14
   =============================================================================

   COMMERCIAL/INDUSTRIAL EQUIPMENT
      RENTAL & LEASING [1.0%]
   Comverse Technology*                                   1,200              28
   =============================================================================

   COMMUNICATIONS EQUIPMENT
      MANUFACTURING [11.6%]
   Cisco Systems*                                         4,705             102
   Harris                                                   700              33
   Motorola                                               1,125              26
   Nokia, ADR*                                            2,150              45
   Qualcomm                                               2,300             116
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATIONS EQUIPMENT
      MANUFACTURING                                                         322
   =============================================================================

   COMPUTER & PERIPHERAL EQUIPMENT
      MANUFACTURING [21.8%]
   Apple Computer*                                          995              62
   Dell*                                                  3,925             117
   EMC-Mass*                                              4,505              61
   Hewlett-Packard                                        3,823             126
   IBM                                                    1,400             116
   NAVTEQ*                                                  400              20
   Network Appliance*                                       550              20

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   Sandisk*                                                 400   $          23
   Symbol Technologies                                    2,250              24
   Western Digital*                                       1,750              34
   -----------------------------------------------------------------------------

   TOTAL COMPUTER & PERIPHERAL EQUIPMENT
      MANUFACTURING                                                         603
   =============================================================================

   COMPUTER SYSTEMS DESIGN &
      RELATED SERVICES [4.9%]
   Autodesk                                                 400              15
   Cerner*                                                  400              19
   Check Point Software
      Technologies*                                         850              17
   Cognizant Technology Solutions,
      Cl A*                                                 800              48
   Intergraph*                                              275              12
   Jack Henry & Associates                                1,100              25
   -----------------------------------------------------------------------------

   TOTAL COMPUTER SYSTEMS
      DESIGN & RELATED SERVICES                                             136
   =============================================================================

   DATA PROCESSING SERVICES [2.3%]
   Affiliated Computer Services,
      Cl A*                                                 425              25
   First Data                                               850              40
   -----------------------------------------------------------------------------

   TOTAL DATA PROCESSING SERVICES                                            65
   =============================================================================

   ELECTRONIC SHOPPING & MAIL-ORDER HOUSES [1.0%]
   eBay*                                                    725              28
   =============================================================================

   NAVIGATIONAL/MEASURING/MEDICAL/CONTROL
      INSTRUMENTS MANUFACTURING [2.3%]
   L-3 Communications Holdings                              500              43
   PerkinElmer                                              875              20
   -----------------------------------------------------------------------------

   TOTAL NAVIGATIONAL/MEASURING/MEDICAL/
      CONTROL INSTRUMENTS MANUFACTURING                                      63
   =============================================================================

   ONLINE INFORMATION SERVICES [5.1%]
   Google*                                                   95              37
   Juniper Networks*                                      1,442              27
   WebEx Communications*                                  1,125              38
   Yahoo!*                                                1,200              39
   -----------------------------------------------------------------------------

   TOTAL ONLINE INFORMATION SERVICES                                        141
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 16

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONTINUED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   OTHER ELECTRICAL EQUIPMENT & COMPONENT
      MANUFACTURING [2.0%]
   Corning*                                               2,000   $          54
   =============================================================================

   SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT
      MANUFACTURING [20.5%]
   Amphenol, Cl A                                           500              26
   Analog Devices                                           825              32
   Arrow Electronics*                                       500              16
   Broadcom, Cl A*                                        1,200              52
   Freescale Semiconductor*                               1,100              31
   Intel                                                  4,950              96
   Jabil Circuit*                                           850              36
   Linear Technology                                        775              27
   Marvel Tech Group*                                       250              14
   Maxim Integrated Products                                900              33
   MEMC Electronic Materials*                               700              26
   National Semiconductor                                   475              13
   Nvidia*                                                  350              20
   Taiwan Semiconductor
      Manufacturing, ADR                                  3,296              33
   Texas Instruments                                      2,900              94
   Xilinx                                                   700              18
   -----------------------------------------------------------------------------

   TOTAL SEMICONDUCTOR & OTHER ELECTRONIC
      COMPONENT MANUFACTURING                                               567
   =============================================================================

   SOFTWARE PUBLISHERS [19.5%]
   Adobe Systems                                            650              23
   Akamai Technologies*                                   1,000              33
   Citrix Systems*                                          825              31
   Electronic Arts*                                         400              22
   Intuit*                                                  200              11
   McAfee*                                                  975              24
   Mercury Interactive*                                     550              19
   Microsoft                                              7,400             201
   Oracle*                                                6,415              88
   Progress Software*                                       375              11
   Symantec*                                              3,300              55
   Take-Two Interactive
      Software*                                             487               9
   VeriSign*                                                550              13
   -----------------------------------------------------------------------------

   TOTAL SOFTWARE PUBLISHERS                                                540
   =============================================================================

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS [2.9%]
   Amdocs*                                                1,000   $          36
   J2 Global Communications*                                450              21
   Tekelec*                                               1,550              22
   -----------------------------------------------------------------------------

   TOTAL TELECOMMUNICATIONS                                                  79
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $2,415)                                                 2,640
         =======================================================================

CASH EQUIVALENTS [4.7%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                    106,723             107
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 4.66%(1)                                     23,487              23
   =============================================================================

         TOTAL CASH EQUIVALENTS
            (Cost $130)                                                     130
         =======================================================================

         TOTAL INVESTMENTS [100.1%]
            (Cost $2,545)                                                 2,770
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [-0.1%]
   Investment Advisory Fees Payable                                          (2)
   Shareholder Servicing & Distribution
         Fees Payable                                                        (1)
   Other Assets and Liabilities, Net                                          1
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                  (2)
         =======================================================================

   NET ASSETS -- [100.0%]                                         $       2,768
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $       4,044
   Distributions in excess of net
         investment income                                                  (10)
   Accumulated net realized loss on investments                          (1,491)
   Unrealized appreciation on investments                                   225
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $       2,768
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 17

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

TECHNOLOGY GROWTH FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($1,225,019 / 279,842 shares)                               $        4.38
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($1,543,150 / 357,038 shares)                               $        4.32
   =============================================================================

*     NON-INCOME PRODUCING SECURITY

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 18

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

38.0%    Financials
26.4%    Industrials
9.8%     Banking
5.6%     Telephone
4.6%     Asset-Backed
4.4%     Utilities
4.2%     Government Bands
2.4%     U.S. Treasury Obligations
2.3%     Short Term Investments
1.9%     Municipal Bands
0.4%     Transportation
0.0%     Mortgage Related

* Percentages based on total investments

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [84.2%]
   ADVERTISING [0.7%]
   Clear Channel Communications
      4.900%, 05/15/15                               $      450   $         394
   =============================================================================

   AIR TRANSPORTATION [0.4%]
   Federal Express, Ser A2
      7.890%, 09/23/08                                      215             220
   =============================================================================

   AUTOMOTIVE [2.8%]
   DaimlerChrysler
      5.875%, 03/15/11                                      520             518
   Toyota Motor Credit
      4.250%, 03/15/10                                    1,000             965
   -----------------------------------------------------------------------------

   TOTAL AUTOMOTIVE                                                       1,483
   =============================================================================

   BANKS [12.1%]
   Bank of America
      7.500%, 09/15/06                                      500             505
      7.125%, 09/15/06                                      500             504
   Bankers Trust
      7.250%, 10/15/11                                      500             544
   Crestar Finance
      6.500%, 01/15/08                                    1,035           1,058
   Deutsche Bank
      7.500%, 04/25/09                                      500             529
   JPMorgan Chase
      7.125%, 06/15/09                                      675             708
   Union Planters Bank
      5.125%, 06/15/07                                    1,215           1,211
   US Bancorp
      6.875%, 09/15/07                                      350             357


DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------

   Wachovia
      7.125%, 10/15/06                               $      100   $         101
   Wells Fargo
      4.625%, 08/09/10                                    1,000             971
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                            6,488
   =============================================================================

   BEAUTY PRODUCTS [1.6%]
   Avon Products
      7.150%, 11/15/09                                      800             846
   =============================================================================

   CHEMICALS [0.4%]
   Praxair
      6.625%, 10/15/07                                      200             204
   =============================================================================

   COMMUNICATION & MEDIA [3.5%]
   Comcast Cable Communications
      Holdings
      8.375%, 03/15/13                                      400             450
   News America Holdings
      9.250%, 02/01/13                                      450             531
   Time Warner
      6.750%, 04/15/11                                      395             409
   Walt Disney
      5.500%, 12/29/06                                      500             501
   -----------------------------------------------------------------------------

   TOTAL COMMUNICATION & MEDIA                                            1,891
   =============================================================================

   COMPUTER SYSTEM DESIGN & SERVICES [3.5%]
   Cisco Systems
      5.500%, 02/22/16                                    1,000             985
   IBM
      4.375%, 06/01/09                                      900             878
   -----------------------------------------------------------------------------

   TOTAL COMPUTERS SYSTEM DESIGN
      & SERVICES                                                          1,863
   =============================================================================

   ELECTRICAL SERVICES [3.2%]
   American Electric Power
      5.250%, 06/01/15                                      490             471
   Iowa Electric Light & Power
      6.000%, 10/01/08                                      200             202
   WPS Resources
      7.000%, 11/01/09                                    1,000           1,046
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL SERVICES                                              1,719
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 19

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------
   FINANCIAL SERVICES [17.6%]
   American General Finance,
      Ser I, MTN
      4.625%, 05/15/09                               $    1,000   $         980
   CIT Group, MTN
      4.750%, 12/15/10                                    1,000             968
   Citigroup
      7.250%, 10/01/10                                    1,000           1,070
   Countrywide Home Loans
      5.625%, 07/15/09                                      155             155
   Countrywide Home Loans,
      Ser L, MTN
      4.000%, 03/22/11                                      875             813
   General Electric Capital,
      Ser A, MTN
      6.875%, 11/15/10                                      250             265
      6.000%, 06/15/12                                    1,500           1,540
   HSBC Finance
      5.250%, 04/15/15                                    1,000             963
   John Deere Capital
      4.625%, 04/15/09                                      750             735
   MBNA
      4.625%, 09/15/08                                      410             404
   National Rural Utilities,
      Ser C, MTN
      7.250%, 03/01/12                                    1,000           1,080
   Washington Mutual
      4.625%, 04/01/14                                      460             421
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                               9,394
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.4%]
   Bottling Group
      5.500%, 04/01/16                                    1,000             987
   Diageo Capital
      3.375%, 03/20/08                                    1,000             963
   General Mills
      2.625%, 10/24/06                                      410             404
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         2,354
   =============================================================================

   FOREIGN GOVERNMENT [0.8%]
   United Mexican States
      5.875%, 01/15/14                                      450             447
   =============================================================================

DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------

   INSURANCE [5.7%]
   Aflac
      6.500%, 04/15/09                                   $1,000   $       1,026
   AXA Financial
      7.750%, 08/01/10                                    1,000           1,084
   Berkshire Hathaway Finance
      4.125%, 01/15/10                                    1,000             956
   -----------------------------------------------------------------------------

   TOTAL INSURANCE                                                        3,066
   =============================================================================

   INVESTMENT BANKER/BROKER DEALER [7.8%]
   Goldman Sachs Group
      5.150%, 01/15/14                                    1,000             964
   Jefferies Group
      5.500%, 03/15/16                                      665             634
   Lehman Brothers Holdings
      8.250%, 06/15/07                                    1,100           1,135
   Merrill Lynch
      4.000%, 11/15/07                                      500             490
   Morgan Stanley
      3.875%, 01/15/09                                    1,000             962
   -----------------------------------------------------------------------------

   TOTAL INVESTMENT BANKER/BROKER DEALER                                  4,185
   =============================================================================

   MACHINERY [1.2%]
   Caterpillar
      9.000%, 04/15/06                                      620             621
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [3.7%]
   Chevron
      8.625%, 06/30/10                                      200             226
   ConocoPhillips
      6.375%, 03/30/09                                      305             314
   Duke Capital
      5.500%, 03/01/14                                      625             611
   Union Oil of California,
      Ser C, MTN
      7.900%, 04/18/08                                      800             836
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        1,987
   =============================================================================

   REAL ESTATE INVESTMENT TRUSTS [2.1%]
   Kimco Realty, MTN
      6.960%, 07/16/07                                    1,000           1,020
   Kimco Realty, Ser B, MTN
      7.860%, 11/01/07                                       67              69
   -----------------------------------------------------------------------------

   TOTAL REAL ESTATE INVESTMENT TRUSTS                                    1,089
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 20

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------

   RETAIL [6.5%]
   Kohl's
      6.300%, 03/01/11                               $    1,000   $       1,030
   Kroger
      5.500%, 02/01/13                                      450             438
   McDonald's, Ser E, MTN
      4.240%, 12/13/06                                      995             988
   Wal-Mart Stores
      4.375%, 07/12/07                                    1,000             990
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                           3,446
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [5.5%]
   Deutsche Telekom International
      Finance
      5.250%, 07/22/13                                      435             418
   New Cingular Wireless Services
      8.125%, 05/01/12                                      400             449
   Southwestern Bell
      6.625%, 07/15/07                                      750             760
   Sprint Capital
      8.375%, 03/15/12                                      350             395
   Verizon Global Funding
      4.900%, 09/15/15                                    1,000             925
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  2,947
   =============================================================================

   WASTE DISPOSAL [0.7%]
   Waste Management
      6.875%, 05/15/09                                      375             390
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $46,019)                                               45,034
         =======================================================================

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS [3.4%]
   FHLMC, Ser 2982, Cl NB
      5.500%, 02/15/29                                      340             338
   FNMA CMO, Ser 2002-56,
      Cl MC
      5.500%, 09/25/17                                    1,459           1,454
   -----------------------------------------------------------------------------

         TOTAL U.S.GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
               (Cost $1,803)                                              1,792
         =======================================================================

ASSET-BACKED SECURITIES [3.3%]
      Capital Auto Receivables Asset
         Trust, Ser 2003-2, Cl A4A
         1.960%, 01/15/09                                   897             887

DESCRIPTION                                    FACE AMOUNT(000)      VALUE (000)
--------------------------------------------------------------------------------

   Capital Auto Receivables Asset
      Trust, Ser 2004-1, Cl A4
      2.640%, 11/17/08                               $      750   $         729
   Countrywide Asset-Backed
      Certificates, Ser 2004-BC3,
      Cl 2A
      5.198%, 08/25/34                                      169             169
   -----------------------------------------------------------------------------

         TOTAL ASSET-BACKED SECURITIES
            (Cost $1,816)                                                 1,785
         =======================================================================

U.S. TREASURY OBLIGATIONS [2.4%]
   U.S.Treasury Inflation Index Note
      2.000%, 01/15/14                                    1,073           1,048
   U.S.Treasury Note
      4.250%, 08/15/14                                      250             239
   -----------------------------------------------------------------------------

         TOTAL U.S.TREASURY OBLIGATIONS
            (Cost $1,364)                                                 1,287
         =======================================================================

MUNICIPAL BONDS [1.9%]
   CALIFORNIA [1.9%]
   California Statewide, Community
      Development Authority,
      Ser A-2, RB, XLCA
      4.000%, 11/15/06                                       75              74
   City of Industry, Sales Tax Project,
      RB, MBIA
      5.000%, 01/01/12                                      955             935
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                       1,009
   =============================================================================

         TOTAL MUNICIPAL BONDS
            (Cost $1,059)                                                 1,009
         =======================================================================

MORTGAGE-BACKED SECURITIES [1.2%]
   Residential Asset Mortgage
      Products, Ser 2003-RS5, Cl AI4
      3.700%, 09/25/31                                      621             606
   Residential Asset Mortgage
      Products, Ser 2003-RS6, Cl AI3
      3.080%, 12/25/28                                       28              28
   Washington Mutual,
      Ser 2003-AR10, Cl A3A
      3.530%, 10/25/33                                        5               5
   -----------------------------------------------------------------------------

         TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $646)                                                     639
         =======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 21

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CORPORATE BOND FUND (CONCLUDED)

DESCRIPTION                                              SHARES     VALUE (000)
--------------------------------------------------------------------------------

CASH EQUIVALENT [2.2%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                  1,190,832   $       1,191
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,191)                                                 1,191
         =======================================================================

         TOTAL INVESTMENTS [98.6%]
            (Cost $53,898)                                               52,737
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [1.4%]
   Income Distributions Payable                                            (147)
   Payable for Fund Shares Redeemed                                         (39)
   Investment Advisory Fees Payable                                         (18)
   Shareholder Servicing & Distribution
         Fees Payable                                                       (12)
   Administration Fees Payable                                               (3)
   Other Assets and Liabilities, Net                                        961
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                 742
         =======================================================================

   NET ASSETS -- [100.0%]                                         $      53,479
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      54,782
   Accumulated net realized loss on investments                            (142)
   Unrealized depreciation on investments                                (1,161)
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      53,479
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($52,093,722 / 5,177,000 shares)                            $       10.06
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($1,385,015 / 137,556 shares)                               $       10.07
   =============================================================================

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

CL -- CLASS

CMO -- COLLATERALIZED MORTGAGE OBLIGATION

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

MTN -- MEDIUM TERM NOTE

RB -- REVENUE BOND

SER -- SERIES

XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 22

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

49.7%    U.S. Government Agency Obligations
28.2%    U.S. Treasury Obligations
18.8%    U.S. Government Mortgage-Backed Obligations
3.3%     Short-Term Investments

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS [49.0%]
   FHLB
      6.200%, 03/22/21                               $    2,000   $       1,977
      5.020%, 11/07/08                                    1,000             994
   FNMA
      7.125%, 06/15/10                                    3,500           3,758
      5.500%, 03/15/11                                    2,020           2,049
      5.250%, 04/15/07                                       75              75
      5.010%, 11/10/10                                    2,500           2,458
      5.000%, 01/23/09                                    2,500           2,484
      4.250%, 05/15/09                                    2,500           2,439
   -----------------------------------------------------------------------------

         TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
            (Cost $16,567)                                               16,234
         =======================================================================

U.S.GOVERNMENT MORTGAGE-BACKED
   OBLIGATIONS [27.8%]
   FHLMC, Pool 2980
      6.000%, 05/15/35                                    1,593           1,589
   FHLMC, Ser 2922, Cl JA
      4.500%, 02/15/20                                      563             529
   FHLMC, Ser R003, Cl AG
      5.125%, 10/15/15                                    1,400           1,381
   FHLMC, Ser R004, Cl Al
      5.125%, 12/15/13                                      955             946
   FNMA, Pool 766620
      4.578%, 03/01/34                                    1,249           1,217
   FNMA, Ser 2003-134, Cl ME
      4.500%, 06/25/33                                        2               2
   FNMA, Ser 2003-34, Cl GJ
      4.000%, 02/25/33                                       10               9
   GNMA, Pool 81318
      4.500%, 04/20/35                                    1,323           1,301
   GNMA, Pool 81447
      5.000%, 08/20/35                                      147             145
   GNMA, Pool 81510
      4.250%, 10/20/35                                    1,481           1,435
   GNMA, Pool 864622
      4.500%, 06/20/35                                      668             657
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT MORTGAGE-BACKED
            OBLIGATIONS
            (Cost $9,347)                                                 9,211
         =======================================================================

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

U.S.TREASURY OBLIGATIONS [18.6%]
   U.S.Treasury Notes
      5.500%, 02/15/08                               $      525   $         531
      4.250%, 11/15/13                                    1,050           1,008
      4.250%, 08/15/15                                    1,225           1,167
      3.875%, 01/15/09                                    2,738           2,867
      3.000%, 07/15/12                                      551             575
   -----------------------------------------------------------------------------

TOTAL U.S.TREASURY OBLIGATIONS
            (Cost $6,318)                                                 6,148
         =======================================================================

CASH EQUIVALENT [3.3%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                  1,082,149           1,082
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $1,082)                                                 1,082
         =======================================================================

         TOTAL INVESTMENTS [98.7%]
            (Cost $33,314)                                               32,675
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [1.3%]
   Income Distributions Payable                                             (81)
   Payable for Fund Shares Redeemed                                         (39)
   Investment Advisory Fees Payable                                         (10)
   Shareholder Servicing & Distribution
         Fees Payable                                                        (7)
   Administration Fees Payable                                               (2)
   Other Assets and Liabilities, Net                                        583
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                 444
         =======================================================================

   NET ASSETS -- [100.0%]                                         $      33,119
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      33,977
   Accumulated net realized loss on investments                            (219)
   Unrealized depreciation on investments                                  (639)
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      33,119
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 23

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT BOND FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($32,462,087 / 3,175,229 shares)                            $       10.22
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($657,152 / 64,134 shares)                                  $       10.25
   ============================================================================

(1) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

SER -- SERIES

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 24

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

16.0%    General Obligations
15.9%    Education
15.4%    General Revenue
13.5%    Water
13.2%    Public Facilities
8.4%     Industrial Development
6.2%     Power
5.4%     Utilities
3.9%     Transportation
1.1%     Airport
0.6%     Healthcare
0.4%     Short-Term Investments

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [96.9%]
   ALABAMA [1.0%]
   Jefferson County, Sewer Authority,
      Ser B-8, RB, FSA
      Callable 02/01/10 @ 100
      5.250%, 02/01/14                               $      250   $         262
   =============================================================================

   CALIFORNIA [78.4%]
   Anaheim, Public Financing Authority,
      Distribution System Project,
      Second Lien, RB, MBIA
      5.000%, 10/01/08                                      250             259
   Berkeley, Ser C, GO, MBIA
      Callable 02/16/06 @ 102
      5.000%, 09/01/10                                       95              97
   Beverly Hills, Unified School
      District Authority, Ser B, GO
      Pre-Refunded @ 101 (A)
      4.700%, 06/01/08                                       50              52
   Big Bear Lake,Water Authority,
      RB, MBIA
      6.000%, 04/01/11                                      200             216
   Burbank, Public Financing Authority,
      Golden State Redevelopment
      Project, Ser A, RB, AMBAC
      Callable 12/01/13 @ 100
      5.250%, 12/01/18                                      175             188
   California State, Department of
      Water Resource Center,
      Ser A, RB, MBIA
      5.000%, 05/01/07                                      200             203
   California State, Department of
      Water Resources, Ser W, RB, FSA
      5.500%, 12/01/13                                      400             444


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   California State, Economic Recovery
      Authority, Ser B, GO
      Mandatory Put 07/01/08
      3.500%, 07/01/23                               $      300   $         299
   California State, Educational Facilities
      Authority, Pooled College &
      University Projects, Ser A, RB
      4.300%, 04/01/09                                      100             101
   California State, Educational Facilities
      Authority, University of
      San Francisco, RB, MBIA
      6.000%, 10/01/08                                      300             318
   California State, GO
      4.750%, 06/01/07                                      100             101
   California State, GO
      Callable 02/01/12 @ 100
      5.000%, 02/01/18                                      175             181
   California State, GO
      Callable 09/01/10 @ 100
      5.250%, 09/01/18                                       10              10
   California State, GO
      Callable 10/01/10 @ 100
      5.250%, 10/01/18                                       70              73
   California State, GO
      Callable 08/01/13 @ 100
      5.250%, 02/01/21                                      250             266
   California State, GO
      Callable 11/01/13 @ 100
      5.250%, 11/01/25                                      300             318
   California State, GO, MBIA
      Pre-Refunded @ 101 (A)
      5.500%, 09/01/09                                      500             534
   California State, GO
      Pre-Refunded @ 100 (A)
      5.250%, 09/01/10                                      190             202
   California State, Health Facilities
      Finance Authority, Presbyterian
      Hospital, RB, MBIA
      5.500%, 05/01/07                                      150             153
   California State, Imperial Irrigation
      District, Public Electric Project, RB
      4.250%, 11/01/06                                      250             251
   California State, Infrastructure &
      Economic Authority, Bay Area
      Toll Bridges Project,
      Ser A, RB, FSA
      Pre-Refunded @ 100 (A)
      5.250%, 07/01/13                                      125             135
   California State, Infrastructure &
      Economic Authority, Energy
      Efficiency Master Trust, Ser A, RB
      5.000%, 03/01/11                                      315             333

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 25

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   California State, Infrastructure &
      Economic Authority, RB, MBIA
      Pre-Refunded @ 101 (A)
      5.500%, 06/01/10                               $      350   $         379
   California State, Public Works
      Board Lease, California State
      University, Ser C, RB
      5.000%, 10/01/07                                      100             102
   California State, Public Works
      Board Lease, Department of
      Corrections Project,
      Ser B, RB, MBIA
      Callable 09/01/08 @ 101
      5.000%, 09/01/21                                      100             104
   California State, Public Works
      Board Lease, Department of
      Corrections, Ser A, RB
      Callable 09/01/08 @ 101
      5.250%, 09/01/15                                      250             260
   California State, Public Works
      Board Lease, Department of
      Corrections-State Prisons
      Project, Ser A, RB, AMBAC
      5.250%, 12/01/13                                      250             270
   California State, Public Works
      Board Lease, Department of
      Corrections-Ten Administration,
      Ser A, RB, AMBAC
      Callable 03/01/12 @ 100
      5.250%, 03/01/18                                      155             165
   California State, Public Works
      Board Lease,Trustees California
      State University, Ser A, RB
      Callable 10/01/08 @ 101
      5.250%, 10/01/11                                      100             104
   California State, State Center
      Community College, Election
      2002 Project, Ser A, GO, MBIA
      Callable 08/01/14 @ 100
      5.250%, 08/01/20                                      205             220
   California State, University of
      California, Ser K, RB, MBIA
      Callable 09/01/08 @ 101
      5.000%, 09/01/17                                      150             156
   California Statewide, Communities
      Development Authority,
      Ser B-2, RB, XLCA
      4.000%, 11/15/06                                      400             401
   Coachella Valley,Water District
      Authority, Flood Control
      Project, COP, AMBAC
      Callable 10/01/07 @ 102
      5.000%, 10/01/11                                      250             259

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Corona, Public Financing Authority,
      City Hall Project, Ser B, RB
      Callable 09/01/12 @ 100
      5.250%, 09/01/16                               $      350   $         377
   Culver City, Redevelopment Finance
      Authority,TA, AMBAC
      Sink Date 11/01/09 @ 100
      5.500%, 11/01/14                                       75              81
   East Bay, Municipal Utility District
      Water System, RB, MBIA
      Callable 06/01/11 @ 100
      5.000%, 06/01/19                                      500             524
   Escondido, Union School District,
      Refunding & Financing Project,
      COP, MBIA
      4.750%, 07/01/19                                      235             243
   Evergreen School District,
      Ser C, GO, FGIC
      Pre-Refunded @ 101 (A)
      5.250%, 09/01/08                                      200             210
   Fruitvale, School District, GO, FSA
      Callable 08/01/09 @ 102
      5.000%, 08/01/19                                      200             210
   Golden State,Tobacco
      Settlement, Ser B, GO
      Pre-Refunded @ 100 (A)
      5.750%, 06/01/08                                      250             261
      5.500%, 06/01/13                                      250             274
      5.000%, 06/01/13                                      350             372
   Hemet, Unified School District,
      Nutrition Center
      Project, COP, FSA
      Pre-Refunded @ 102 (A)
      5.750%, 04/01/07                                      250             260
   Los Angeles County, Metropolitan
      Transportation Authority,
      2nd Tier, Ser A, RB, MBIA
      Pre-Refunded @ 101 (A)
      6.000%, 07/01/06                                      100             102
   Los Angeles County, Public Works
      Authority, Regional Park &
      Open Project, Ser A, RB
      Pre-Refunded @ 101 (A)
      5.500%, 10/01/07                                      325             338
   Los Angeles County, Public
      Works Finance Authority,
      Ser B, RB, MBIA
      Callable 09/01/06 @ 102
      5.250%, 09/01/14                                      200             205

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 26

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles County, Public Works
      Financing Authority, Master
      Refunding Project,
      Ser A, RB, MBIA
      5.000%, 12/01/12                               $      275   $         294
   Los Angeles, Harbor Development
      Project, Ser C, RB
      Callable 11/01/06 @ 101
      5.125%, 11/01/11                                      180             183
   Los Angeles, Municipal
      Improvement Authority,
      Central Library Project,
      Ser A, RB, MBIA
      5.250%, 06/01/13                                      230             250
   Los Angeles, Property Tax
      Project, Ser A, GO, MBIA
      4.000%, 09/01/09                                      250             254
   Los Angeles, Sanitation
      Equipment Authority,
      Ser A, RB, MBIA
      4.000%, 02/01/07                                      100             101
   Los Angeles,Wastewater
      Systems Authority, RB, FSA
      4.500%, 06/01/09                                      250             257
   Los Angeles,Water & Power
      Authority, Power Systems
      Project, Ser A, RB
      5.000%, 07/01/08                                      500             517
   Los Angeles,Water & Power
      Authority, Power Systems
      Project, Ser AA1, RB, MBIA
      Callable 07/01/11 @ 100
      5.250%, 07/01/13                                      200             214
   M-S-R Public Power,
      Ser G, RB, MBIA
      Callable 07/01/07 @ 101
      5.250%, 07/01/11                                      100             103
   Madera, Unified School District,
      Election 2002 Project, GO, FGIC
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                      250             268
   Northern California,Transmission
      Resource Authority, Ore
      Transmission Project,
      Ser A, RB, MBIA
      7.000%, 05/01/13                                      250             291
   Oakland, Redevelopment Agency,
      Central District Redevelopment,
      TA, AMBAC
      6.000%, 02/01/07                                      300             306


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Oakland, State Building Authority,
      Elihu M Harris Project,
      Ser A, RB, AMBAC
      Pre-Refunded @ 101 (A)
      5.500%, 04/01/08                               $      100   $         105
   Orange County, Recovery
      Certificate Authority,
      Ser A, COP, MBIA, ETM
      6.000%, 07/01/06                                      250             252
   Pasadena, Electric Improvements
      Authority, RB, FSA
      4.500%, 06/01/07                                      160             162
   Pinole, Redevelopment Agency
      Project,TA, FSA
      Callable 08/01/09 @ 101
      5.250%, 08/01/14                                      100             106
   Placer County,Water Agency,
      Capital Improvement Projects,
      COP, AMBAC
      Pre-Refunded @ 101 (A)
      5.500%, 07/01/09                                      500             534
   Riverside County,Transportation
      Authority, Ser A, RB
      5.750%, 06/01/09                                      450             480
   Riverside, RB
      Callable 10/01/08 @ 101
      5.375%, 10/01/12                                       90              94
   Riverside, RB
      Pre-Refunded @ 101 (A)
      5.375%, 10/01/08                                       10              11
   Sacramento County, Sanitation
      District Funding Authority,
      RB, ETM
      Callable 02/16/06 @ 102
      5.000%, 12/01/07                                      100             102
   Sacramento, City Unified School
      District, Ser A, GO, FSA
      4.250%, 07/01/09                                       75              77
   San Bernardio, Community
      College District, Election
      2002 Project, Ser B, GO, MBIA
      Pre-Refunded @ 100 (A)
      5.250%, 08/01/14                                      750             821
   San Diego County, Edgemoor &
      Regional Systems Projects,
      COP, AMBAC
      Callable 02/01/15 @ 100
      5.000%, 02/01/18                                      500             527
   San Diego County, North County
      Regional Center for Expansion,
      COP, AMBAC
      Pre-Refunded @ 102 (A)
      5.250%, 11/15/06                                      100             103

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 27

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   San Diego, University School
      District, Capital Appreciation-
      Election 1998 Project,
      Ser D, GO, FGIC
      Callable 07/01/12 @ 101
      5.250%, 07/01/24                               $      135   $         146
   San Diego, University School
      District, Election 1998
      Project, Ser E, GO, FSA
      Callable 07/01/13 @ 101
      5.250%, 07/01/16                                      100             109
   San Francisco (City & County),
      Airports Commission Authority,
      Second Ser-27B, RB, FGIC
      5.250%, 05/01/12                                      250             267
   San Francisco (City & County),
      Building Authority, Department
      of General Services & Leasing,
      Ser A, RB
      5.000%, 10/01/13                                      400             422
   San Francisco (City & County),
      Public Utility Authority,
      Ser A, RB, MBIA
      Callable 11/01/06 @ 101.5
      5.000%, 11/01/17                                      375             383
   San Jose, University School
      District, Ser A, GO, FSA
      Callable 08/01/11 @ 101
      5.375%, 08/01/19                                      150             162
   San Ysidro, School District, Election
      1997 Project, Ser C, GO, MBIA
      6.000%, 08/01/11                                      205             228
   Sanger, Unified School District,
      GO, MBIA
      5.350%, 08/01/15                                      250             270
   Santa Monica, Public Safety
      Facilities Project, RB,
      Callable 07/01/09 @ 101
      5.250%, 07/01/14                                      100             106
   Semitropic, Improvement Water
      Storage Authority, RB,
      FSA, ACA Insured
      4.000%, 06/01/13                                      250             253
   Solano County, COP, MBIA
      Callable 11/01/12 @ 100
      5.250%, 11/01/14                                      100             108
   Southern California, Metropolitan
      Water District Authority,
      Ser A, RB
      5.750%, 07/01/21                                      280             323

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Southern California, Publiic
      Power Authority, Southern
      Transmission Project,
      Sub-Ser A, RB, FSA
      Callable 07/01/12 @ 100
      5.250%, 07/01/16                               $      200   $         215
   Wiseburn, School District,
      Ser A, GO, FGIC
      4.200%, 08/01/07                                      125             126
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                      20,141
   =============================================================================

   COLORADO [1.7%]
   Lakewood, COP, AMBAC
      Pre-Refunded @ 100 (A)
      5.500%, 12/01/10                                      400             430
   =============================================================================

   FLORIDA [1.5%]
   Florida State, Correctional
      Private Commission
      Authority, COP, MBIA
      Callable 08/01/11 @ 101
      5.375%, 08/01/14                                      350             377
   =============================================================================

   GEORGIA [0.8%]
   Georgia State, Metropolitan
      Atlanta Rapid Transportation
      Authority, Second Indenture
      Project, Ser A, RB, MBIA
      6.250%, 07/01/07                                      200             206
   =============================================================================

   ILLINOIS [1.5%]
   Illinois State, Development
      Finance Authority, Revolving
      Fund-Master Trust, RB
      Callable 09/01/12 @ 100
      5.500%, 09/01/13                                      250             272
   Illinois State, Ser A, GO
      Callable 10/01/13 @ 100
      5.000%, 10/01/16                                      100             105
   -----------------------------------------------------------------------------

   TOTAL ILLINOIS                                                           377
   =============================================================================

   MICHIGAN [1.0%]
   Michigan State, Building
      Authority, Facilities Project,
      Ser II, RB,
      Pre-Refunded @ 101 (A)
      5.000%, 10/15/07                                      250             258
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 28

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   OREGON [1.4%]
   Lane County, School District, GO
      Pre-Refunded @ 100 (A)
      5.625%, 06/15/10                               $      345   $         371
   =============================================================================

   TEXAS [2.6%]
   Harris County, Flood Control
      District, Ser A, GO
      5.000%, 10/01/06                                      300             302
   San Angelo,Waterworks &
      Sewer System Authority,
      Refunding & Improvements
      Projects, RB, FSA
      Callable 04/01/11 @ 100
      5.250%, 04/01/19                                      100             106
   Texas State,TRAN
      4.500%, 08/31/06                                      250             251
   -----------------------------------------------------------------------------

   TOTAL TEXAS                                                              659
   =============================================================================

   UTAH [0.6%]
   Central,Water Conservancy
      District, Ser D, GO
      Pre-Refunded @ 100 (A)
      4.600%, 04/01/09                                      140             143
   =============================================================================

   WASHINGTON [2.3%]
   King County, School District
      Number 414, GO, MBIA
      Callable 12/01/12 @ 100
      5.750%, 12/01/14                                      225             249
   Washington State,
      Ser 02-A, GO, FSA
      Callable 07/01/11 @ 100
      5.000%, 07/01/19                                      345             360
   -----------------------------------------------------------------------------

   TOTAL WASHINGTON                                                         609
   =============================================================================

   PUERTO RICO [4.1%]
   Puerto Rico, Electric Power
      Authority, Power Project,
      Ser CC, RB, MBIA
      Callable 07/01/07 @ 101.5
      5.250%, 07/01/09                                      100             103
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
      Callable 07/01/07 @ 101.5
      5.250%, 07/01/10                                      130             135
   Puerto Rico, Public Buildings
      Authority, Government
      Facilities Project, Ser J,
      RB, AMBAC
      Callable 07/01/12 @ 100
      5.000%, 07/01/36                                      300             317

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

   Puerto Rico, Public Finance
      Authority, Commonwealth
      Appropriation Committee
      Project, Ser E, RB
      Pre-Refunded @ 100 (A)
      5.750%, 02/01/07                               $      500   $         509
   -----------------------------------------------------------------------------

   TOTAL PUERTO RICO                                                      1,064
   =============================================================================

         TOTAL MUNICIPAL BONDS
            (Cost $25,173)                                               24,897
         =======================================================================

CASH EQUIVALENT [0.4%]
   Federated California Municipal
      Money Market Fund,
      Cl I, 2.92%(1)                                    113,029             113
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $113)                                                     113
         =======================================================================

         TOTAL INVESTMENTS [97.3%]
            (Cost $25,286)                                               25,010
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [2.7%]
   Payable for Investment Securities Purchased                             (270)
   Income Distributions Payable                                             (43)
   Shareholder Servicing & Distribution
         Fees Payable                                                        (6)
   Investment Advisory Fees Payable                                          (3)
   Administration Fees Payable                                               (1)
   Other Assets and Liabilities, Net                                      1,007
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                 684
         =======================================================================

   NET ASSETS -- [100.0%]                                         $      25,694
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      25,983
   Undistributed net investment income                                        1
   Accumulated net realized loss on investments                             (14)
   Unrealized depreciation on investments                                  (276)
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      25,694
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          CNI CHARTER FUNDS | PAGE 29

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT BOND FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($24,444,899 / 2,414,820 shares)                            $       10.12
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($1,248,819 / 123,047 shares)                               $       10.15

   =============================================================================

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

(A)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ACA -- AMERICAN CAPITAL ACCESS

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

COP -- CERTIFICATE OF PARTICIPATION

ETM -- ESCROWED TO MATURITY

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RB -- REVENUE BOND

SER -- SERIES

TA -- TAX ALLOCATION

TRAN -- TAX & REVENUE ANTICIPATION NOTE

XLCA -- XL CAPITAL ASSURANCE

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 30

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

70.4%    Industrial
7.2%     Telephone
6.7%     Utilities
6.7%     Financial
5.1%     Gas Transmission
2.0%     Short-Term Investments
1.8%     Transportation
0.1%     Common Stock

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BONDS [96.5%]
   ADVERTISING [0.5%]
   Advanstar Communications
      10.750%, 08/15/10                              $      100   $         109
   Gray Television
      9.250%, 12/15/11                                      100             106
   -----------------------------------------------------------------------------

   TOTAL ADVERTISING                                                        215
   =============================================================================

   AEROSPACE & DEFENSE [1.4%]
   DRS Techologies
      6.625%, 02/01/16                                      100             100
   Esterline Technologies
      7.750%, 06/15/13                                      100             103
   L-3 Communications
      5.875%, 01/15/15                                      200             190
   Sequa, Ser B
      8.875%, 04/01/08                                      150             156
   -----------------------------------------------------------------------------

   TOTAL AEROSPACE & DEFENSE                                                549
   =============================================================================

   AGRICULTURE [0.4%]
   American Rock Salt
      9.500%, 03/15/14                                      150             151
   =============================================================================

   AIRLINES [0.5%]
   American Airlines, Ser 2001-2
      7.800%, 04/01/08                                      200             201
   =============================================================================

   ALUMINUM [0.4%]
   Novelis (A) (B)
      7.750%, 02/15/15                                      150             144
   =============================================================================

   APPAREL/TEXTILES [0.4%]
   Levi Strauss
      9.750%, 01/15/15                                      100             105
   Phillips-Van Heusen
      7.250%, 02/15/11                                       75              77
   -----------------------------------------------------------------------------

   TOTAL APPAREL/TEXTILES                                                   182
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   AUTO RENT & LEASE [0.9%]
   Hertz (A)
      10.500%, 01/01/16                              $      150   $         163
   Rent-way
      11.875%, 06/15/10                                     100             104
   United Rentals
      6.500%, 02/15/12                                       90              88
   -----------------------------------------------------------------------------

   TOTAL AUTO RENT & LEASE                                                  355
   =============================================================================

   AUTOPARTS [1.3%]
   Accuride
      8.500%, 02/01/15                                      150             149
   Dura Operating, Ser D
      9.000%, 05/01/09                                       75              37
   Metaldyne
      10.000%, 11/01/13                                     100              93
   Tenneco Automotive
      8.625%, 11/15/14                                      150             150
   TRW Automotive
      11.000%, 02/15/13                                      98             110
   -----------------------------------------------------------------------------

   TOTAL AUTOPARTS                                                          539
   =============================================================================

   BROADCASTING & CABLE [6.3%]
   Albritton Communications
      7.750%, 12/15/12                                      150             151
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                      225             219
   CCO Holdings
      8.750%, 11/15/13                                      250             243
   Charter Communications Holdings
      10.250%, 09/15/10                                     400             393
   Coleman Cable
      9.875%, 10/01/12                                      100              90
   CSC Holdings
      7.625%, 07/15/18                                      100              99
   Echostar DBS
      6.625%, 10/01/14                                      200             193
   Fisher Communication
      8.625%, 09/15/14                                      150             158
   General Cable
      9.500%, 11/15/10                                      100             108
   Insight Commununications (B)
      12.250%, 02/15/11                                     100             106
   Kabel Deutschland (A)
      10.625%, 07/01/14                                     200             214
   Mediacom Capital
      7.875%, 02/15/11                                      150             141
   Nexstar Finance Holdings (B)
      10.050%, 04/01/13                                     200             164

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 31

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Olympus Communications, Ser B (D)
      10.625%, 11/15/06                              $      100   $         148
   Videotron Ltee
      6.875%, 01/15/14                                      100             101
   -----------------------------------------------------------------------------

   TOTAL BROADCASTING & CABLE                                             2,528
   =============================================================================

   BUILDING & CONSTRUCTION [4.3%]
   Ainsworth Lumber
      7.250%, 10/01/12                                      100              91
      6.750%, 03/15/14                                      100              87
   Beazer Homes USA
      8.375%, 04/15/12                                      100             104
   Brand Services
      12.000%, 10/15/12                                     150             160
   DR Horton
      5.625%, 01/15/16                                      125             116
   Goodman Global Holdings
      7.875%, 12/15/12                                       75              74
   International Utility Structures (D)
      10.750%, 02/01/08                                     100               1
   KB Home
      8.625%, 12/15/08                                       50              53
      6.250%, 06/15/15                                      200             187
   Nortek
      8.500%, 09/01/14                                      200             203
   Panolam Industries (A)
      10.750%, 10/01/13                                     250             242
   Ply Gem Industries
      9.000%, 02/15/12                                      100              93
   RMCC Acquisition (A)
      9.500%, 11/01/12                                      150             154
   Tech Olympic USA
      7.500%, 01/15/15                                      100              86
   William Lyon Homes
      10.750%, 04/01/13                                     100             101
   -----------------------------------------------------------------------------

   TOTAL BUILDING & CONSTRUCTION                                          1,752
   =============================================================================

   BUSINESS SERVICES [0.8%]
   Corrections
      7.500%, 05/01/11                                      100             103
   FTI Consulting
      7.625%, 06/15/13                                       50              53
   Geo Group
      8.250%, 07/15/13                                      150             152
   -----------------------------------------------------------------------------

   TOTAL BUSINESS SERVICES                                                  308
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   CHEMICALS [4.6%]
   BCP Crystal US Holdings
      9.625%, 06/15/14                               $       45   $          50
   Crystal Holdings, Ser B (B)
      10.490%, 10/01/14                                      73              57
   Equistar Chemicals
      10.625%, 05/01/11                                     150             162
   IMC Global
      10.875%, 08/01/13                                     100             115
   IMC Global, Ser B
      11.250%, 06/01/11                                     100             106
   Lyondell Chemical, Ser A
      9.625%, 05/01/07                                      200             207
   Nalco
      7.750%, 11/15/11                                      150             152
   Nell Af Sarl (A)
      8.375%, 08/15/15                                      250             248
   Nova Chemicals
      6.500%, 01/15/12                                      250             232
   Polymer Holdings (B)
      12.000%, 07/15/14                                     250             199
   PolyOne
      10.625%, 05/15/10                                     100             108
   Rhodia
      10.250%, 06/01/10                                      65              73
   Rockwood Specialties Group
      10.625%, 05/15/11                                      73              80
   Terra Capital
      11.500%, 06/01/10                                      65              72
   -----------------------------------------------------------------------------

   TOTAL CHEMICALS                                                        1,861
   =============================================================================

   CIRCUIT BOARDS [0.1%]
   Viasystems
      10.500%, 01/15/11                                      50              50
   =============================================================================

   COAL MINING [0.4%]
   Alpha Natural Resources
      10.000%, 06/01/12                                     150             165
   =============================================================================

   COMMERCIAL SERVICES [0.5%]
   Iron Mountain
      8.625%, 04/01/13                                      100             104
   The Brickman Group, Ser B
      11.750%, 12/15/09                                     100             109
   -----------------------------------------------------------------------------

   TOTAL COMMERCIAL SERVICES                                                213
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 32

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   COMPUTER SYSTEM DESIGN & SERVICES [0.7%]
   Xerox
      7.625%, 06/15/13                               $      250   $         263
   =============================================================================

   CONSUMER PRODUCTS & SERVICES [4.0%]
   Ames True Temper
      8.600%, 01/15/12                                      100              97
   Gregg Appliances
      9.000%, 02/01/13                                      150             139
   Johnsondiversey Holdings (B)
      10.259%, 05/15/13                                     200             173
   Johnsondiversey, Ser B
      9.625%, 05/15/12                                      150             154
   Prestige Brands
      9.250%, 04/15/12                                       90              91
   Sealy Mattress
      8.250%, 06/15/14                                      200             209
   Southern States Cooperative (A)
      10.500%, 11/01/10                                     200             212
   Spectrum Brands
      7.375%, 02/01/15                                      300             261
   Steinway Musical (A)
      7.000%, 03/01/14                                      100             100
   Visant Holdings
      8.750%, 12/01/13                                      100              96
   WMG Holdings (B)
      9.500%, 12/15/14                                      130              96
   -----------------------------------------------------------------------------

   TOTAL CONSUMER PRODUCTS & SERVICES                                     1,628
   =============================================================================

   CONTAINERS & PACKAGING [1.9%]
   Crown Americas (A)
      7.750%, 11/15/15                                      150             156
   Graham Packaging
      9.875%, 10/15/14                                      100             101
   Intertape Polymer US
      8.500%, 08/01/14                                       50              49
   Owens-Brockway Glass Container
      6.750%, 12/01/14                                      100              98
   Owens-Illinois
      8.100%, 05/15/07                                      100             102
   Plastipak Holdings (A)
      8.500%, 12/15/15                                      100             102
   Solo Cup
      8.500%, 02/15/14                                      150             141
   -----------------------------------------------------------------------------

   TOTAL CONTAINERS & PACKAGING                                             749
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   DIVERSIFIED OPERATIONS [1.9%]
   Jacuzzi Brands
      9.625%, 07/01/10                               $      150   $         161
   Kansas City Southern
      9.500%, 10/01/08                                      100             107
   Stena
      7.000%, 12/01/16                                      200             188
   TD Funding
      8.375%, 07/15/11                                      100             104
   Trinity Industries
      6.500%, 03/15/14                                      200             200
   -----------------------------------------------------------------------------

   TOTAL DIVERSIFIED OPERATIONS                                             760
   =============================================================================

   ELECTRICAL PRODUCTS [7.0%]
   AES
      9.000%, 05/15/15 (A)                                  300             325
      7.750%, 03/01/14                                      100             105
   Allegheny Energy Supply
      7.800%, 03/15/11                                      200             213
   Aquila
      7.625%, 11/15/09                                      100             102
   Calpine (A) (D)
      8.750%, 07/15/13                                      150             138
      8.500%, 07/15/10                                      200             184
   Calpine Generating (C)
      10.380%, 04/01/10                                     200             213
   CMS Energy
      7.500%, 01/15/09                                      100             103
      6.875%, 12/15/15                                      150             152
   Edison Mission Energy
      7.730%, 06/15/09                                      200             205
   ESI Tractebel Acquisitions, Ser B
      7.990%, 12/30/11                                       63              65
   Freescale Semiconductors
      7.125%, 07/15/14                                      200             208
   Mirant North America (A)
      7.375%, 12/31/13                                      150             153
   Motors & Gears, Ser D
      10.750%, 11/15/06                                     150             147
   Reliant Resources
      9.500%, 07/15/13                                      200             200
   Sierra Pacific Resources
      8.625%, 03/15/14                                      200             217
   TECO Energy
      7.200%, 05/01/11                                      100             104
   -----------------------------------------------------------------------------

   TOTAL ELECTRICAL PRODUCTS                                              2,834
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 33

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

--------------------------------------------------------------------------------

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   ENTERTAINMENT [8.9%]
   AMC Entertainment
      11.000%, 02/01/16 (A)                          $      100   $         103
      9.875%, 02/01/12                                      100              99
      9.500%, 02/01/11                                       72              70
   Aztar
      9.000%, 08/15/11                                      100             106
   Bombardier Recreational Products
      8.375%, 12/15/13                                      150             158
   Carmike Cinemas
      7.500%, 02/15/14                                      200             183
   Chukchansi Economic
      Development Authority (A)
      8.000%, 11/15/13                                      150             154
   Cinemark USA
      9.000%, 02/01/13                                      100             106
   Circus & Eldorado Joint Venture/
      Silver Legacy Capital
      10.125%, 03/01/12                                     150             161
   Herbst Gaming
      8.125%, 06/01/12                                      150             156
   Inn of the Mountain Gods
      12.000%, 11/15/10                                     100             108
   Isle of Capri Casinos
      7.000%, 03/01/14                                      200             197
   Kerzner International
      6.750%, 10/01/15                                      200             210
   Leslie's Poolmart
      7.750%, 02/01/13                                      100             101
   MGM Mirage
      8.500%, 09/15/10                                      200             214
      6.750%, 09/01/12                                      100             100
      6.000%, 10/01/09                                      100              99
   Mohegan Tribal Gaming Authority
      7.125%, 08/15/14                                      150             151
   MTR Gaming Group, Ser B
      9.750%, 04/01/10                                      200             213
   OED/Diamond Jo
      8.750%, 04/15/12                                      100             100
   Penn National Gaming
      6.875%, 12/01/11                                      100             102
   Six Flags
      9.750%, 04/15/13                                      150             151
   Speedway Motorsports
      6.750%, 06/01/13                                      100             100
   Station Casinos
      6.875%, 03/01/16                                       50              50
   Tunica-Biloxi Gaming Authority (A)
      9.000%, 11/15/15                                      125             130

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Waterford Gaming (A)
      8.625%, 09/15/12                               $      115   $         122
   Wynn Las Vegas
      6.625%, 12/01/14                                      150             146
   -----------------------------------------------------------------------------

   TOTAL ENTERTAINMENT                                                    3,590
   =============================================================================

   FINANCIAL SERVICES [2.3%]
   Ford Motor Credit
      7.375%, 10/28/09                                      200             188
   General Motors Acceptance
      6.750%, 12/01/14                                      675             608
   JSG Funding
      7.750%, 04/01/15                                      150             141
   -----------------------------------------------------------------------------

   TOTAL FINANCIAL SERVICES                                                 937
   =============================================================================

   FOOD, BEVERAGE & TOBACCO [4.7%]
   Chiquita Brands International
      7.500%, 11/01/14                                      100              88
   Del Monte
      8.625%, 12/15/12                                       50              53
   Doane Pet Care
      10.625%, 11/15/15                                     100             106
   Dominos
      8.250%, 07/01/11                                       75              77
   Friendly Ice Cream
      8.375%, 06/15/12                                      200             181
   General Nutrition Center
      8.500%, 12/01/10                                      150             142
   Land O' Lakes
      8.750%, 11/15/11                                        6               6
   Le-Natures (A)
      10.000%, 06/15/13                                     150             157
   Leiner Health Products
      11.000%, 06/01/12                                     100              98
   National Beef Packaging
      10.500%, 08/01/11                                     100             101
   National Wine & Spirits
      10.125%, 01/15/09                                     100             101
   Pinnacle Foods
      8.250%, 12/01/13                                      150             149
   Smithfield Foods, Ser B
      8.000%, 10/15/09                                      350             365
   Swift
      12.500%, 01/01/10                                     200             201
   WH Holdings/WH Capital
      9.500%, 04/01/11                                       60              65
   -----------------------------------------------------------------------------

   TOTAL FOOD, BEVERAGE & TOBACCO                                         1,890
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 34

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   FORESTRY [0.1%]
   Tembec Industries
      7.750%, 03/15/12                               $      100   $          56
   =============================================================================

   MACHINERY [2.1%]
   Case New Holland
      9.250%, 08/01/11                                      100             107
      7.125%, 03/01/14 (A)                                  100              99
   Cummins
      9.500%, 12/01/10                                      150             160
   Dresser-Rand Group (A)
      7.375%, 11/01/14                                      133             136
   Resolution Performance Products
      13.500%, 11/15/10                                     100             107
   Terex
      7.375%, 01/15/14                                      100             102
   Trimas
      9.875%, 06/15/12                                      150             137
   -----------------------------------------------------------------------------

   TOTAL MACHINERY                                                          848
   =============================================================================

   MEDICAL [3.2%]
   Angiotech Pharmaceuticals (A)
      7.750%, 04/01/14                                      100             101
   Bio-Rad Laboratories
      7.500%, 08/15/13                                      100             103
   Biovail
      7.875%, 04/01/10                                      100             102
   CDRV Investors (B)
      9.750%, 01/01/15                                      200             136
   Extendicare Health
      6.875%, 05/01/14                                      100             103
   Genesis Healthcare
      8.000%, 10/15/13                                      100             106
   MQ Associates (B)
      12.250%, 08/15/12                                     150              42
   Mylan Laboratories
      5.750%, 08/15/10                                      150             148
   Omnicare
      6.750%, 12/15/13                                      250             249
   Tenet Healthcare (A)
      9.500%, 02/01/15                                      200             200
   -----------------------------------------------------------------------------

   TOTAL MEDICAL                                                          1,290
   =============================================================================

   MEDICAL PRODUCTS & SERVICES [0.3%]
   Vanguard Health Holding
      9.000%, 10/01/14                                      100             102
   =============================================================================

   MISCELLANEOUS BUSINESS SERVICES [1.8%]
   Allied Security Escrow
      11.375%, 07/15/11                                     150             142

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Carriage Services
      7.875%, 01/15/15                               $      200   $         203
   CCM Merger (A)
      8.000%, 08/01/13                                      225             224
   Compagnie Generale de
         Geophysique (A)
      7.500%, 05/15/15                                       50              52
   Integrated Alarm Services
      Group (A)
      12.000%, 11/15/11                                     100              98
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS BUSINESS SERVICES                                    719
   =============================================================================

   MISCELLANEOUS MANUFACTURING [0.6%]
   KI Holdings (B)
      9.875%, 11/15/14                                      250             181
   Maax Holdings (B)
      11.250%, 12/15/12                                     200              78
   -----------------------------------------------------------------------------

   TOTAL MISCELLANEOUS MANUFACTURING                                        259
   =============================================================================

   PAPER & RELATED PRODUCTS [2.9%]
   Abitibi-Consolidated
      7.750%, 06/15/11                                      100              97
   Appleton Papers
      9.750%, 06/15/14                                      100              99
   Exopac Holding (A)
      11.250%, 02/01/14                                     100             102
   Georgia-Pacific
      7.700%, 06/15/15                                      100             101
   JSG Funding
      9.625%, 10/01/12                                      100             106
   Neenah Paper
      7.375%, 11/15/14                                      150             141
   Newark Group
      9.750%, 03/15/14                                      200             182
   Norampac
      6.750%, 06/01/13                                      100              95
   Norske Skog Canada
      7.375%, 03/01/14                                      250             236
   -----------------------------------------------------------------------------

   TOTAL PAPER & RELATED PRODUCTS                                         1,159
   =============================================================================

   PETROLEUM & FUEL PRODUCTS [11.8%]
   Atlas Pipeline Partners (A)
      8.125%, 12/15/15                                      200             208
   Chesapeake Energy
      6.250%, 01/15/18                                      100              98
   Clayton William Energy
      7.750%, 08/01/13                                      150             141
   Colorado Interstate Gas (A)
      6.800%, 11/15/15                                      150             153

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 35

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Comstock Resources
      6.875%, 03/01/12                               $      150   $         148
   Dynegy Holdings (A)
      10.125%, 07/15/13                                     150             172
      6.875%, 04/01/11                                      100              97
   El Paso
      7.000%, 05/15/11                                      275             276
   El Paso Natural Gas
      7.625%, 08/01/10                                      150             156
   El Paso Production Holding
      7.750%, 06/01/13                                      200             207
   Forest Oil
      8.000%, 06/15/08                                      150             156
      8.000%, 12/15/11                                      100             108
   Frontier Oil
      6.625%, 10/01/11                                      150             150
   Giant Industries
      8.000%, 05/15/14                                      200             206
   Pacific Energy
      7.125%, 06/15/14                                      100             102
      6.250%, 09/15/15                                      250             244
   Parker Drilling
      9.625%, 10/01/13                                      150             166
   Plains Exploration & Production
      8.750%, 07/01/12                                      150             160
   Pogo Producing
      6.875%, 10/01/17                                      300             296
   Pride International
      7.375%, 07/15/14                                      100             105
   Range Resources
      6.375%, 03/15/15                                       50              49
   Semco Energy
      7.125%, 05/15/08                                      250             251
   Swift Energy
      7.625%, 07/15/11                                      100             101
   Targa Resources (A)
      8.500%, 11/01/13                                      200             208
   Vintage Petroleum
      7.875%, 05/15/11                                      100             104
   Whiting Petroleum
      7.000%, 02/01/14                                      300             297
   Williams
      8.125%, 03/15/12                                      200             215
      7.625%, 07/15/19                                       50              53
      6.375%, 10/01/10 (A)                                  150             148
   -----------------------------------------------------------------------------

   TOTAL PETROLEUM & FUEL PRODUCTS                                        4,775
   =============================================================================

   PRINTING & PUBLISHING [3.6%]
   American Color Graphics
      10.000%, 06/15/10                                     100              71

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Dex Media (B)
      9.000%, 11/15/13                               $      200   $         169
   Dex Media East
      9.875%, 11/15/09                                      100             107
   Dex Media West, Ser B
      8.500%, 08/15/10                                      100             106
   Emmis Operating
      6.875%, 05/15/12                                      150             145
   Haights Cross Operating
      11.750%, 08/15/11                                     200             209
   JII Holdings
      13.000%, 04/01/07                                      70              57
   Primedia
      8.000%, 05/15/13                                      100              91
   RH Donnelley
      6.875%, 01/15/13                                      200             187
      6.875%, 01/15/13 (A)                                   50              47
   Sheridan Group
      10.250%, 08/15/11                                     150             154
   Warner Music Group
      7.375%, 04/15/14                                      100              99
   -----------------------------------------------------------------------------

   TOTAL PRINTING & PUBLISHING                                            1,442
   =============================================================================

   REAL ESTATE INVESTMENT TRUST [0.4%]
   Host Marriott, Ser O
      6.375%, 03/15/15                                      150             148
   =============================================================================

   RETAIL [2.2%]
   Asbury Automotive Group
      9.000%, 06/15/12                                      150             153
   Denny's Holdings
      10.000%, 10/01/12                                     150             155
   Group 1 Automotive
      8.250%, 08/15/13                                      100             101
   Jean Countu Group
      8.500%, 08/01/14                                      150             138
   Landry's Restaurants, Ser B
      7.500%, 12/15/14                                      100              97
   Rite Aid
      8.125%, 05/01/10                                      100             102
   True Temper Sports
      8.375%, 09/15/11                                      150             137
   -----------------------------------------------------------------------------

   TOTAL RETAIL                                                             883
   =============================================================================

   RUBBER & PLASTIC [0.4%]
   Goodyear Tire & Rubber
      9.000%, 07/01/15                                      150             152
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 36

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   SEMI-CONDUCTORS/INSTRUMENTS [0.2%]
   Flextronics International
      6.250%, 11/15/14                               $      100   $          98
   =============================================================================

   STEEL & STEEL WORKS [1.4%]
   AK Steel
      7.875%, 02/15/09                                      115             116
      7.750%, 06/15/12                                      200             202
   Gerdau Ameristeel
      10.375%, 07/15/11                                     100             110
   International Steel Group
      6.500%, 04/15/14                                      150             149
   -----------------------------------------------------------------------------

   TOTAL STEEL & STEEL WORKS                                                577
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [9.8%]
   Airgate PCS (A)
      9.375%, 09/01/09                                      100             105
   American Cellular, Ser B
      10.000%, 08/01/11                                     150             163
   American Tower
      7.125%, 10/15/12                                      150             156
   Centennial Communications
      10.125%, 06/15/13                                     100             109
      8.125%, 02/01/14                                       50              51
   Cincinnati Bell
      8.375%, 01/15/14                                      185             188
   Dobson Cellular Systems
      9.875%, 11/01/12                                      230             251
   Dobson Communications
      8.850%, 10/15/12                                      250             248
   Insight Midwest
      9.750%, 10/01/09                                      200             206
   IPCS
      11.500%, 05/01/12                                     150             171
   IWO Escrow (B)
      10.750%, 01/15/15                                     100              75
   Nextel Communications, Ser D
      7.375%, 08/01/15                                      350             367
   Nextel Partners
      8.125%, 07/01/11                                      150             159
   PanAmSat
      9.000%, 08/15/14                                       96             101
   Qwest
      7.625%, 06/15/15                                      564             603
      5.625%, 11/15/08                                      100              99
   Rogers Wireless
      9.625%, 05/01/11                                      100             115
      7.250%, 12/15/12                                       50              53
   Rural Cellular
      9.750%, 01/15/10                                      200             203
   SBA Telecommunications (A) (B)
      9.750%, 12/15/11                                       98              94

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

   Telenet Group Holding (A) (B)
      11.500%, 06/15/14                              $       22   $          18
   Time Warner Telecom Holdings
      9.250%, 02/15/14                                      100             107
   Triton PCS
      8.500%, 06/01/13                                      150             143
   UbiquiTel Operating
      9.875%, 03/01/11                                      150             164
   -----------------------------------------------------------------------------

   TOTAL TELEPHONES & TELECOMMUNICATIONS                                  3,949
   =============================================================================

   TRANSPORTATION SERVICES [1.3%]
   American Commercial Lines
      9.500%, 02/15/15                                       97             107
   H-Lines Financial Holdings (B)
      10.987%, 04/01/13                                     130             108
   NCL
      10.625%, 07/15/14                                     100             103
   Ship Finance
      8.500%, 12/15/13                                      200             188
   -----------------------------------------------------------------------------

   TOTAL TRANSPORTATION SERVICES                                            506
   =============================================================================

   WHOLESALE [0.2%]
   Collins & Aikman Floor Cover, Ser B
      9.750%, 02/15/10                                      100              94
   =============================================================================

         TOTAL CORPORATE BONDS
            (Cost $38,582)                                               38,921
         =======================================================================

COMMON STOCK [0.1%]
   COMMERCIAL SERVICES [0.0%]
   Magellan Health Services*                                 69               3
   =============================================================================

   RETAIL [0.1%]
   Crunch Equity Holding*                                    56              56
   =============================================================================

         TOTAL COMMON STOCK
            (Cost $61)                                                       59
         =======================================================================

CASH EQUIVALENTS [2.0%]
   Evergreen Select Money Market,
      Institutional Class, 4.63%(1)                     398,192             398
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                    398,192             398
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENTS
            (Cost $796)                                                     796
         =======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 37

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND (CONCLUDED)

DESCRIPTION                                              SHARES      VALUE (000)
--------------------------------------------------------------------------------

WARRANTS [0.0%]
   Dayton Superior,
      Expires 06/15/09* (A)                                 100   $          --
   Diva Systems,
      Expires 03/01/08* (A)                                 600              --
   Pliant, Expires 06/01/10* (A)                            100              --
   -----------------------------------------------------------------------------

         TOTAL WARRANTS
            (Cost $0)                                                        --
         =======================================================================

         TOTAL INVESTMENTS [98.6%]
            (Cost $39,439)                                               39,776
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [1.4%]
   Payable for Investment Securities Purchased                             (234)
   Income Distributions Payable                                            (104)
   Payable for Fund Shares Redeemed                                         (45)
   Investment Advisory Fees Payable                                         (22)
   Shareholder Servicing & Distribution
         Fees Payable                                                       (14)
   Administration Fees Payable                                               (2)
   Other Assets and Liabilities, Net                                        883
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                                 462
         =======================================================================

   NET ASSETS -- [100.0%]                                         $       40,238
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $      41,249
   Accumulated net realized loss on investments                          (1,348)
   Unrealized appreciation on investments                                   337
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $      40,238
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($20,682,334 / 2,292,722 shares)                            $        9.02
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($19,555,375 / 2,167,886 shares)                            $        9.02
   =============================================================================

DESCRIPTION
--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED.THIS SECURITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. SECURITY CONSIDERED LIQUID. ON MARCH 31, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $5,463 (000), REPRESENTING 13.6% OF THE NET ASSETS OF THE FUND.

(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2006.

(D)   IN DEFAULT ON INTEREST PAYMENTS.

CL -- CLASS

SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 38

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

47.4%    Commercial Paper
39.6%    Repurchase Agreements
8.2%     U.S. Government Agency Obligations
2.4%     Corporate Bond
2.4%     Certificate of Deposit
0.0%     Cash Equivalent

*     Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (A) [47.5%]
   ASSET-BACKED SECURITIES [18.7%]
   Amsterdam Funding
      4.570%, 04/11/06                               $   25,000   $      24,968
   Barton Capital
      4.580%, 04/05/06                                   25,000          24,987
   Eiffel Funding
      4.770%, 05/02/06                                   25,000          24,897
   Laguna (C)
      4.570%, 04/03/06                                   25,000          24,994
   Premier Asset
      4.810%, 05/26/06                                   24,000          23,824
   Scaldis Capital
      4.770%, 04/25/06                                   20,000          19,937
   Windmill Funding
      4.580%, 04/12/06                                   25,000          24,965
   Yorktown Capital (C)
      4.710%, 04/20/06                                   25,000          24,938
   -----------------------------------------------------------------------------

   TOTAL ASSET-BACKED SECURITIES                                        193,510
   =============================================================================

   BANKS [9.6%]
   Landesbank Baden
      4.740%, 04/03/06                                   25,000          24,993
   Lloyds TSB Bank
      4.760%, 04/04/06                                   25,000          24,990
   Societe Generale
      4.670%, 04/04/06                                   25,000          24,990
   UBS Finance
      4.730%, 04/06/06                                   25,000          24,984
   -----------------------------------------------------------------------------

   TOTAL BANKS                                                           99,957
   =============================================================================

   FINANCE AUTO LOANS [4.8%]
   American Honda Finance (C)
      4.580%, 01/26/07                                   25,000          25,000
   Toyota Motor Credit
      4.750%, 04/11/06                                   25,000          24,967
   -----------------------------------------------------------------------------

   TOTAL FINANCE AUTO LOANS                                              49,967
   =============================================================================

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   FINANCIAL SERVICES [2.4%]
   General Electric Capital
      4.660%, 04/05/06                               $   25,000   $      24,987
   =============================================================================

   INSURANCE [2.4%]
   Prudential Fund
      4.700%, 04/10/06                                   25,000          24,971
   =============================================================================

   PERSONAL CREDIT INSTITUTIONS [2.4%]
   ING Funding
      4.680%, 04/17/06                                   25,000          24,948
   =============================================================================

   SECURITY BROKERS & DEALERS [2.4%]
   Merrill Lynch
      4.630%, 04/05/06                                   25,000          24,987
   =============================================================================

   TELEPHONES & TELECOMMUNICATIONS [2.4%]
   Vodafone Group
      4.655%, 04/18/06                                   25,000          24,945
   =============================================================================

   TRANSPORTATION SERVICES [2.4%]
   United Parcel Service
      4.550%, 04/03/06                                   25,000          24,994
   =============================================================================

         TOTAL COMMERCIAL PAPER
            (Cost $493,266)                                             493,266
         =======================================================================

U.S.GOVERNMENT AGENCY OBLIGATIONS [8.2%]
   FHLB
      4.200%, 05/24/06 (B)                               10,000          10,000
      4.150%, 06/22/06 (B)                                5,000           5,000
      4.150%, 07/11/06 (B)                                5,000           5,000
      4.200%, 08/09/06 (B)                                5,000           5,000
      3.875%, 08/11/06 (B)                                5,000           5,000
      4.100%, 09/13/06 (B)                                5,000           5,000
      5.000%, 09/29/06                                    5,000           5,000
      4.050%, 09/29/06                                    5,000           5,000
      4.550%, 12/29/06                                    5,000           5,000
      4.600%, 01/08/07                                    5,000           5,000
      4.580%, 02/07/07                                    5,000           5,000
      4.870%, 03/12/07                                    5,000           5,000
   FHLMC, MTN
      4.000%, 04/12/06 (B)                                5,000           5,000
      4.125%, 05/15/06 (B)                                5,000           5,000
   FNMA
      4.250%, 06/21/06 (B)                               10,000          10,000
   -----------------------------------------------------------------------------

         TOTAL U.S.GOVERNMENT AGENCY OBLIGATIONS
            (Cost $85,000)                                               85,000
         =======================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 39

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONTINUED)

DESCRIPTION                            FACE AMOUNT (000)/SHARES      VALUE (000)
--------------------------------------------------------------------------------

CORPORATE BOND [2.4%]
   BANKS [2.4%]
   Bank of America (A)
      4.810%, 11/07/06 $                                 25,000   $      25,000
   -----------------------------------------------------------------------------

         TOTAL CORPORATE BOND
            (Cost $25,000)                                               25,000
         =======================================================================

CERTIFICATE OF DEPOSIT [2.4%]
   First Tennessee Bank
      4.650%, 04/24/06                                   25,000          25,000
   -----------------------------------------------------------------------------

         TOTAL CERTIFICATE OF DEPOSIT
            (Cost $25,000)                                               25,000
         =======================================================================

CASH EQUIVALENT [0.0%]
   Fidelity Institutional Domestic
      Money Market Portfolio,
      Cl I, 4.59%(1)                                     47,290              47
   -----------------------------------------------------------------------------

         TOTAL CASH EQUIVALENT
            (Cost $47)                                                       47
         =======================================================================

REPURCHASE AGREEMENTS (D) [39.7%]
   Banc of America
      4.800%, date 3/31/06
      repurchased on 04/03/06,
      repurchase price $100,040,000
      (collateralized by a U.S.
      Goverment obligation;
      par value $118,962,519,
      5.000%, 03/01/35; with
      total market value
      $102,000,001)                                     100,000         100,000
   Barclay Bank
      4.840%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price, $62,525,208
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $16,002,195-$36,522,836,
      4.500%-6.000%, 02/01/20-
      02/01/35; with total market
      value $63,750,000)                                 62,500          62,500

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Bear Stearns
      4.830%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $125,005,312
      (collateralized by U.S.
      Governement obligations,
      ranging in par value
      $58,343,733-$79,070,000,
      5.630%-5.920% (A), 10/01/32-
      12/01/35; with total market
      value $127,502,792)                            $  125,000   $     125,000
   Nomura
      4.900%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $125,051,042
      (collateralized by a U.S.
      Government obligation,
      par value $3,346,041, 5.5000%,
      03/01/21; with total market
      value $127,500,000)                               125,000         125,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $412,500)                                             412,500
         =======================================================================

         TOTAL INVESTMENTS [100.2%]
            (Cost $1,040,813)                                         1,040,813
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [-0.2%]
   Income Distributions Payable                                          (2,844)
   Shareholder Servicing & Distribution
         Fees Payable                                                      (410)
   Investment Advisory Fees Payable                                        (227)
   Administration Fees Payable                                              (51)
   Other Assets and Liabilities, Net                                        977
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                              (2,555)
         =======================================================================

   NET ASSETS -- [100.0%]                                         $   1,038,258
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $   1,038,660
   Accumulated net realized loss on investments                            (402)
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $   1,038,258
   =============================================================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 40

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($329,188,771 / 329,324,228 shares)                         $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($465,511,060 / 465,780,147 shares)                         $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class S
      ($243,558,508 / 243,648,724 shares)                         $        1.00
   =============================================================================

(1)   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF MARCH 31, 2006.

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2006.THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933.THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. ON MARCH 31, 2006, THE VALUE OF THESE SECURITIES AMOUNTED TO $74,932 (000), REPRESENTING 7.2% OF THE NET ASSETS OF THE FUND.

(D)   TRI-PARTY REPURCHASE AGREEMENT

CL -- CLASS

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 41

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

57.1%    U.S. Government Agency Obligations
42.9%    Repurchase Agreements

* Percentages are based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

U.S.GOVERNMENT AGENCY OBLIGATIONS [57.1%]
   FFCB
      4.530%, 04/03/06 (A)                           $  100,000   $      99,975
   FHLB
      4.400%, 04/03/06 (A)                               50,000          49,988
      4.460%, 04/04/06 (A)                              150,000         149,943
      4.570%, 04/05/06 (A)                               26,480          26,467
      4.550%, 04/06/06 (A)                              225,000         224,857
      4.570%, 04/10/06 (A)                               50,000          49,943
      4.600%, 04/12/06 (A)                              100,000          99,859
      4.200%, 05/24/06 (B)                               18,215          18,213
      4.150%, 06/22/06 (B)                               20,000          20,000
      4.150%, 07/11/06 (B)                               25,000          25,000
      4.200%, 08/09/06 (B)                               27,395          27,395
      3.875%, 08/11/06 (B)                               25,000          25,000
      4.250%, 08/25/06 (B)                               25,000          25,000
      4.100%, 09/13/06 (B)                               25,000          25,000
      5.000%, 09/29/06                                   25,000          25,000
      4.050%, 09/29/06                                   25,000          25,000
      4.550%, 12/29/06                                   25,000          25,000
      4.600%, 01/08/07                                   25,000          25,000
      4.580%, 02/07/07                                   25,000          25,000
      4.870%, 03/12/07                                   25,000          25,000
   FHLMC
      4.650%, 04/03/06 (A)                              100,000          99,975
   FHLMC, MTN
      4.000%, 04/12/06 (B)                               25,000          25,000
      4.125%, 05/15/06 (B)                               25,000          25,000
   FNMA
      4.125%, 05/05/06 (B)                               25,000          25,000
      4.250%, 06/21/06 (B)                               20,000          20,000
      4.000%, 07/26/06 (B)                               10,000          10,000
   -----------------------------------------------------------------------------

         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $1,221,615)                                         1,221,615
         =======================================================================

REPURCHASE AGREEMENTS (C) [43.0%]
   Bank of America
      4.800%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $200,080,000
      (collaterized by a U.S.
      Government obligation,
      par value $237,925,037,
      5.000%, 03/01/35; with
      total market value
      $204,000,000)                                     200,000         200,000

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Barclay Bank
      4.840%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $168,567,962
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $460,742-$40,389,133,
      4.825%-6.000%, 12/01/34-
      03/01/36; with total market
      value $171,670,001)                            $  168,500   $     168,500
   Bear Stearns Inc. & Co.
      4.830%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $200,080,500
      (collateralized by U.S.Treasury
      obligations, ranging in par value
      $17,295,000-$74,568,198,
      4.353%-6.202%, 2/01/31-
      1/01/36, with total market
      value $204,000,510)                               200,000         200,000
   Deutsche Bank
      4.800%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $100,040,000
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $21,725,424-$45,000,000,
      5.000%-5.500%, 7/15/29-
      6/25/32; with total market
      value $102,000,000)                               100,000         100,000
   Nomura
      4.900%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $150,061,250
      (collaterized by U.S.
      Government obligations,
      ranging in par value
      $887,069-$28,252,775,
      4.500%-7.500%, 06/01/08-
      04/01/36; with total market
      value $153,000,000)                               150,000         150,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 42

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   UBS Warburg
      4.800%, dated 3/31/06,
      repurchased on 04/03/06,
      repurchase price $100,040,000
      (collateralized by U.S.
      Government obligations,
      ranging in par value
      $15,945,000-$25,518,496,
      4.500%-6.000%, 10/01/18-
      09/01/34; with total market
      value $102,002,980)                            $  100,000   $     100,000
   -----------------------------------------------------------------------------

         TOTAL REPURCHASE AGREEMENTS
            (Cost $918,500)                                             918,500
         =======================================================================

         TOTAL INVESTMENTS [100.1%]
            (Cost $2,140,115)                                         2,140,115
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [-0.1%]
   Income Distributions Payable                                          (2,742)
   Shareholder Servicing & Distribution
         Fees Payable                                                      (868)
   Investment Advisory Fees Payable                                        (462)
   Administration Fees Payable                                              (99)
   Other Assets and Liabilities, Net                                      2,502
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                              (1,669)
         =======================================================================

   NET ASSETS -- [100.0%]                                         $   2,138,446
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $   2,138,446
   Accumulated net investment income                                          1
   Accumulated net realized loss on investments                              (1)
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $   2,138,446
   =============================================================================

DESCRIPTION                                                               VALUE
--------------------------------------------------------------------------------

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($46,532,102 / 46,533,516 shares)                           $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($1,853,034,431 / 1,853,031,743 shares)                     $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class S
      ($238,879,803 / 238,880,420 shares)                         $        1.00
   =============================================================================

(A)   THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

(B) STEP BOND -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2006. THE COUPON ON A STEP BOND CHANGES ON A SPECIFIC DATE.

(C)   TRI-PARTY REPURCHASE AGREEMENT

FFCB -- FEDERAL FARM CREDIT BANK

FHLB -- FEDERAL HOME LOAN BANK

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

MTN -- MEDIUM TERM NOTE

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 43

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

SECTOR WEIGHTINGS*:

13.9%    General Obligation
12.2%    General Revenue
12.1%    Housing
11.5%    Water
9.5%     Industrial Development
7.6%     Education
7.5%     Power
7.3%     Transportation
6.9%     Healthcare
5.8%     Public Facilities
5.2%     Utilities
0.5%     Equipment

* Percentages based on total investments.

--------------------------------------------------------------------------------
DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

MUNICIPAL BONDS [97.4%]
   CALIFORNIA [97.4%]
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Hamlin School Project,
      Ser A, GO (A) (B) (C)
      3.160%, 08/01/32                               $    1,500   $       1,500
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Public Policy Institute,
      Ser A, RB (A) (B) (C)
      3.160%, 11/01/31                                    2,955           2,955
   ABAG, Finance Authority for
      Non-Profit Corporations,
      School of the Sacred
      Heart, Ser B, RB (A) (B) (C)
      3.280%, 06/01/30                                    8,300           8,300
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser C, COP (A) (B) (C)
      3.160%, 10/01/27                                    9,895           9,895
   ABAG, Finance Authority for
      Non-Profit Corporations,
      Ser D, COP (A) (B) (C)
      3.160%, 10/01/27                                    2,555           2,555
   ABAG, Financial Authority for
      Non-Profit Corporations,
      Jewish Community Center
      Project, RB (A) (B) (C)
      3.140%, 11/15/31                                    8,570           8,570
   Anaheim, Multi-Family Housing
      Authority, HeritageVillage
      Apartments Project, Ser A,
      RB (A) (B) (D)
      3.140%, 07/15/33                                    4,685           4,685


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Antelope Valley, Healthcare
      Project, Ser A, RB (A) (B) (C)
      3.170%, 09/01/17                               $   13,900   $      13,900
   Berkeley, Unified School
      District,TRAN
      4.500%, 11/01/06                                    6,000           6,053
   Berkeley,YMCA Project,
      RB (A) (B) (C)
      3.140%, 06/01/23                                    1,905           1,905
   California State, Bay Area Toll
      Authority, San Francisco
      Bay Area Project, Ser A,
      RB, AMBAC (A) (B)
      3.050%, 04/01/39                                   10,800          10,800
   California State, Community
      College Financing Authority,
      Ser A,TRAN, FSA
      4.000%, 06/30/06                                    4,500           4,515
   California State, Daily
      Kindergarten University,
      Ser A-2, GO (A) (B) (C)
      3.040%, 05/01/34                                    7,000           7,000
   California State, Daily
      Kindergarten University,
      Ser A-3, GO (A) (B) (C)
      3.040%, 05/01/34                                    4,000           4,000
   California State, Daily
      Kindergarten University,
      Ser A-5, GO (A) (B) (C)
      3.070%, 05/01/34                                    8,000           8,000
   California State, Department of
      Water Resource & Power,
      Ser B-1, RB (A) (B) (C)
      3.150%, 05/01/22                                   10,000          10,000
   California State, Department of
      Water Resource & Power,
      Ser B-4, RB (A) (B) (C)
      3.070%, 05/01/22                                    4,400           4,400
   California State, Department of
      Water Resource & Power,
      Ser B-5, RB
      3.160%, 05/01/22                                    6,000           6,000
   California State, Department of
      Water Resource & Power,
      Ser C-15, RB (A) (B) (C)
      3.140%, 05/01/22                                    5,000           5,000
   California State, Department of
      Water Resource & Power,
      Sub-Ser F-3, RB (A) (B) (C)
      3.150%, 05/01/21                                    4,615           4,615

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 44

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   California State, Department of
      Water Resourse & Power,
      Ser B-6, RB (A) (B) (C)
      3.100%, 05/01/22                               $    1,200   $       1,200
   California State, Economic
      Development Financing
      Authority, KQED Project,
      RB (A) (B) (C)
      3.130%, 04/01/20                                    1,400           1,400
   California State, Economic
      Recovery Authority,
      Ser C-1, RB (A) (B)
      3.070%, 07/01/23                                    3,250           3,250
   California State, Economic
      Recovery Authority,
      Ser C-10, RB (A) (B) (C)
      3.170%, 07/01/23                                    8,000           8,000
   California State, Economic
      Recovery Authority,
      Ser C-12, RB (A) (B)
      3.130%, 07/01/23                                    1,100           1,100
   California State, Economic
      Recovery Authority,
      Ser C-13, RB, XLCA (A) (B)
      3.170%, 07/01/23                                    5,000           5,000
   California State, Economic
      Recovery Authority,
      Ser C-4, RB (A) (B)
      3.060%, 07/01/23                                   10,000          10,000
   California State, Economic
      Recovery Authority,
      Ser C-7, RB (A) (B) (C)
      3.070%, 07/01/23                                    5,350           5,350
   California State, Economic
      Recovery Authority,
      Ser C-8, RB (A) (B) (C)
      3.070%, 07/01/23                                    3,000           3,000
   California State, Educational
      Facilities Authority, Chapman
      University Project,
      RB (A) (B) (C)
      3.300%, 12/01/30                                    1,000           1,000
   California State, Educational
      Facilities Authority, University
      San Francisco, RB (A) (B) (C)
      3.150%, 05/01/30                                    5,400           5,400
   California State, Health Facilities
      Finance Authority, Adventist
      Health Systems Project,
      Ser B, RB (A) (B) (C)
      3.140%, 09/01/25                                    4,400           4,400

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   California State, Health Facilities
      Finance Authority, Adventist
      Hospital Project,
      Ser A, RB, MBIA (A) (B)
      3.140%, 09/01/28                               $    6,875   $       6,875
   California State, Housing
      Finance Agency, Multi-Family
      Housing Project, Ser D,
      RB (A) (B)
      3.070%, 02/01/31                                    9,105           9,105
   California State, Infrastructure &
      Economic Authority, Asian Art
      Museum Foundation Project,
      RB, MBIA (A) (B)
      3.140%, 06/01/34                                   19,400          19,400
   California State, Infrastructure &
      Economic Authority, Colburn
      School Project, Ser B,
      RB (A) (B) (C)
      3.130%, 08/01/37                                    3,655           3,655
   California State, Infrastructure &
      Economic Authority, J. Paul
      Getty Trust Project,
      Ser D, RB (A)
      3.250%, 04/01/33                                   10,000          10,000
   California State, RAN
      4.500%, 06/30/06                                    4,000           4,013
   California State,
      Ser A-1, GO (A) (B) (C)
      3.040%, 05/01/33                                    5,750           5,750
   California State,
      Ser A-2, GO (A) (B) (C)
      3.070%, 05/01/33                                   12,000          12,000
   California State, Ser B,
      Sub-Ser B-1, GO (A) (B) (C)
      3.140%, 05/01/40                                   15,000          15,000
   California State, Ser B,
      Sub-Ser B-6, GO (A) (B) (C)
      3.150%, 05/01/40                                    4,500           4,500
   California State,Weekly
      Kindgarten University,
      Ser B-5, GO (A) (B) (C)
      3.140%, 05/01/34                                    5,000           5,000
   California Statewide,
      Communities Development
      Authority, Childrens
      Hospital Project, Ser A, RB,
      AMBAC (A) (B)
      3.120%, 08/15/32                                    1,300           1,300


                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 45

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   California Statewide,
      Communities Development
      Authority, Childrens Hospital
      Project, Ser B, RB,
      AMBAC (A) (B)
      3.120%, 08/15/32                               $    1,800   $       1,800
   California Statewide,
      Communties Development
      Authority, North Peninsula
      Jewish Project, RB (A) (B) (C)
      3.140%, 07/01/34                                    6,300           6,300
   Chaffey, Community College
      District, Election of 2002
      Project, Ser B, GO, MBIA
      3.000%, 06/01/06                                    2,150           2,151
   Corona, Multi-Family Housing
      Authority, Country Hills
      Project, Ser A, RB (A) (B) (D)
      3.130%, 02/01/25                                    6,475           6,475
   East Bay, Municipal Utilities
      District Authority,
      Ser A, RB, FSA (A) (B)
      3.120%, 06/01/25                                    5,220           5,220
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser 1, RB,
      XLCA (A) (B)
      3.130%, 06/01/38                                    6,700           6,700
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser B-1, RB,
      XLCA (A) (B)
      3.130%, 06/01/38                                    7,000           7,000
   East Bay, Municipal Utilities
      District Authority,
      Sub-Ser B-3, RB,
      XLCA (A) (B)
      3.070%, 06/01/38                                   14,880          14,880
   Eastern California, Municipal
      Water District, COP,
      Ser B,TA, FGIC (A) (B)
      3.130%, 07/01/20                                    5,000           5,000
   Fremont, Family Center Finance
      Project, COP (A) (B) (C)
      3.150%, 08/01/28                                    4,400           4,400
   Fremont, Office Building
      Improvement & Fire
      Equipment Project,
      COP (A) (B) (C)
      3.150%, 08/01/30                                    3,395           3,395

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Fresno, Multi-Family Housing
      Authority, Stonepine
      Apartment Project,
      Ser A, RB (A) (B) (D)
      3.130%, 02/15/31                               $    1,595   $       1,595
   Fresno, Palm Lakes Apartment
      Project, RB (A) (B) (C)
      3.130%, 05/01/15                                    3,615           3,615
   Glendale, Police Building
      Project, COP (A) (B)
      3.170%, 06/01/30                                   20,000          20,000
   Grant, Joint Union High School
      District, School Facility
      Bridge Funding Project,
      COP, FSA (A) (B)
      3.130%, 09/01/34                                    1,000           1,000
   Huntington Beach, Union High
      School District, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B)
      3.130%, 09/01/28                                    1,890           1,890
   Irvine Ranch,Water District,
      Capital Improvement Project,
      COP (A) (B) (C)
      3.160%, 08/01/16                                    6,350           6,350
   Irvine Ranch,Water District,
      GO (A) (B) (C)
      3.160%, 01/01/21                                    9,000           9,000
   Irvine, Improvement Board, Act
      1915 Project, District #93-14,
      SAB (A) (B) (C)
      3.160%, 09/02/25                                   14,347          14,347
   Irvine, Improvement Board, Act
      1915 Project, Ser A,
      SAB (A) (B) (C)
      3.100%, 09/02/29                                    3,786           3,786
   Kings County, Multi-Family
      Housing Authority, Edgewater
      Isle Apartments Project,
      Ser A, RB (A) (B) (D)
      3.130%, 02/15/31                                   10,710          10,710
   Lemon Grove, Multi-Family
      Housing, Hillside Terrace
      Project, RB (A) (B) (D)
      3.130%, 02/15/31                                    4,955           4,955
   Lodi, Electric System Authority,
      Ser A, COP, MBIA (A) (B)
      3.120%, 07/01/32                                    9,360           9,360
   Los Angeles County, Multi-
      Family Housing Authority,
      Malibu Canyon Apartments
      Project, Ser B, RB (A) (B) (C)
      3.200%, 06/01/10                                    8,000           8,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 46

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)


DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Los Angeles County, Sanitation
      Districts Financing Authority,
      Capital Project, Ser A, RB, FSA
      5.000%, 10/01/06                               $    1,210   $       1,221
   Los Angeles County, School
      District, Ser A,TRAN, FSA
      4.000%, 06/30/06                                    6,220           6,241
   Los Angeles County,
      Ser A,TRAN
      4.000%, 06/30/06                                    6,000           6,017
   Los Angeles, Department of
      Water & Power, Sub-Ser B-1,
      RB (A) (B)
      3.170%, 07/01/35                                   11,000          11,000
   Los Angeles, Department of
      Water & Power, Sub-Ser B-3,
      RB (A) (B)
      3.170%, 07/01/35                                    3,300           3,300
   Los Angeles, Department of
      Water, Sub-Ser -2, RB (A) (B)
      3.100%, 07/01/35                                    7,000           7,000
   Los Angeles, Metropolitan
      Transit Commission, Ser A,
      RB, FGIC (A) (B)
      3.120%, 07/01/12                                    7,200           7,200
   Los Angeles, Metropolitan
      Transportation Authority,
      Proposition C, Ser A, RB,
      MBIA (A) (B)
      3.130%, 07/01/20                                   11,085          11,085
   Los Angeles, Samuel A. Fryer
      Vavney, Ser A, COP
      (A) (B) (C)
      3.150%, 08/01/21                                    7,000           7,000
   Los Angeles,TRAN
      4.000%, 06/30/06                                    5,370           5,389
   Los Angeles, Unified School
      District, Administration
      Building Project, Ser A,
      COP, AMBAC (A) (B)
      3.170%, 10/01/24                                    8,365           8,365
   Los Angeles,Water & Power
      Resource Authority,
      Power System Project,
      Sub-Ser A-7, RB (A) (B)
      3.140%, 07/01/35                                   15,000          15,000
   Los Angeles,Water & Power
      Resource Authority,
      Sub-Ser B-2, RB (A) (B)
      3.120%, 07/01/34                                    2,000           2,000

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Moorpark, Unified School
      District, Ser A, COP,
      FSA (A) (B)
      3.130%, 11/01/28                               $    1,000   $       1,000
   Newport Beach, Hoag
      Memorial Hospital,
      Ser A, RB (A) (B)
      3.100%, 10/01/26                                    4,700           4,700
   Newport Beach, Hoag
      Memorial Hospital,
      Ser C, RB (A) (B)
      3.100%, 10/01/26                                    7,870           7,870
   Oakland, Capital Equipment
      Project, COP (A) (B) (C)
      3.170%, 12/01/15                                    3,890           3,890
   Oakland,TRAN
      4.000%, 07/17/06                                    6,000           6,024
   Oakland-Alameda County,
      Coliseum Project, Ser C-1,
      RB (A) (B) (C)
      3.170%, 02/01/25                                   15,000          15,000
   Orange County, Apartment
      Development Authority,
      Bear Brand Apartments
      Project, RB (A) (B) (D)
      3.120%, 11/01/07                                    1,900           1,900
   Orange County, Apartment
      Development Authority,
      Hidden Hills Project,
      Ser C, RB (A) (B)
      3.200%, 11/01/09                                    3,200           3,200
   Orange County, Apartment
      Development Authority,
      Larkspur Canyon Apartments,
      Ser A, RB (A) (B) (D)
      3.160%, 06/15/37                                    1,200           1,200
   Orange County, Apartment
      Development Authority,
      Riverbend Apartments
      Project, Ser B, RB (A) (B) (D)
      3.140%, 12/01/29                                    5,000           5,000
   Orange County, Apartment
      Development Authority,
      Seaside Meadow Project,
      Ser C, RB (A) (B) (D)
      3.120%, 08/01/08                                    8,000           8,000
   Orange County, Sanitation
      District Authority,
      Ser A, COP (A) (B)
      3.100%, 08/01/29                                    5,200           5,200

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 47

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Orange County,Water
      District Authority,
      Ser A, COP (A) (B)
      3.120%, 08/01/42                               $    2,800   $       2,800
   Pasadena, Public Financing
      Authority, Rose Bowl
      Refinancing & Improvement
      Project, RB (A) (B) (C)
      3.130%, 12/01/23                                    5,000           5,000
   Pasadena, Rose Bowl
      Improvements Project,
      COP (A) (B) (C)
      3.260%, 12/01/11                                    2,300           2,300
   Riverside County, Asset Leasing
      Authority, Southwest Justice
      Center Project, Ser B,
      RB, MBIA (A) (B)
      3.120%, 11/01/32                                    4,100           4,100
   Riverside County, Ser C,
      COP (A) (B) (C)
      3.130%, 12/01/15                                   15,700          15,700
   Riverside, Unified School
      District, Ser C, School
      Facility Bridge Funding
      Project, COP, FSA (A) (B)
      3.130%, 09/01/27                                    1,610           1,610
   Riverside-San Bernardino,
      Sub-Pass Thru Obligations,
      Ser B, RB
      3.130%, 07/01/06                                    1,350           1,350
   Sacramento County, Housing
      Authority, Bent Tree
      Apartments Project,
      Ser A, RB (A) (B) (D)
      3.130%, 02/15/31                                    2,500           2,500
   Sacramento County, Ser A,
      TRAN
      4.000%, 07/10/06                                   15,000          15,059
   San Bernardino County,
      Housing Authority, Alta Loma
      Heritage Project, Ser A,
      RB (A) (B) (C)
      3.150%, 02/01/23                                    1,354           1,354
   San Diego, County & School
      District Authority, Ser A,
      TRAN
      4.000%, 07/14/06                                    7,860           7,891
   San Diego, Museum of Art
      Project, COP (A) (B) (C)
      3.280%, 09/01/30                                    1,400           1,400

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   San Diego, Unified School
      District, Ser A,TRAN
      4.000%, 07/24/06                               $    3,000   $       3,012
   San Francisco (City & County),
      Housing Authority, Bayside
      Village Project D, Ser A,
      RB (A) (B) (C)
      3.150%, 12/01/16                                    6,000           6,000
   San Francisco, Bay Area Toll
      Authority, Ser A, RB,
      AMBAC (A) (B)
      3.050%, 04/01/36                                   15,450          15,450
   San Francisco, Bay Area Toll
      Authority, Ser C, RB,
      AMBAC (A) (B)
      3.140%, 04/01/25                                    5,650           5,650
   San Francisco, Building Authority,
      Civic Center Complex Project,
      Ser A, RB, AMBAC
      Pre-Refunded @ 102 (E)
      5.250%, 12/01/06                                    1,000           1,034
   San Jose, Redevelopment
      Agency, Merged Area
      Redevelopment Project,
      Ser A, RB (A) (B) (C)
      3.120%, 07/01/26                                    3,200           3,200
   Santa Clara County, Financing
      Authority,VMC Facility
      Replacement Project,
      Ser B, RB (A) (B)
      3.120%, 11/15/25                                   12,375          12,375
   Santa Clara Valley,
      Transportation Authority,
      Ser A, RB, AMBAC (A) (B)
      3.100%, 06/01/26                                    6,000           6,000
   Southern California,
      Metropolitan Water District
      Authority, Ser A, RB (A) (B)
      3.140%, 07/01/25                                    3,800           3,800
   Southern California,
      Metropolitan Water District
      Authority, Ser B, RB (A) (B)
      3.100%, 07/01/27                                    2,100           2,100
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB (A) (B)
      3.100%, 07/01/30                                    5,000           5,000
   Southern California,
      Metropolitan Water District
      Authority, Ser C-1, RB (A) (B)
      2.950%, 07/01/36                                    1,360           1,360

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 48

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONTINUED)

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Southern California,
      MetropolitanWater District
      Authority, Ser C-2, RB (A) (B)
      3.070%, 07/01/36                               $    4,650   $       4,650
   Southern California,
      Metropolitan Water District
      Authority, Ser C-3, RB (A) (B)
      3.120%, 07/01/30                                    6,200           6,200
   Southern California,
      Metropolitan Water District
      Authority,Water Works
      Authorization, Ser B,
      RB (A) (B)
      3.100%, 07/01/28                                    4,000           4,000
   Southern California,
      Metro Water District
      Authority,Waterworks
      Authorization, Ser B-4 (A) (B)
      3.120%, 07/01/35                                    9,350           9,350
   State Of California,
      Ser B-3, GO (A) (B) (C)
      3.170%, 05/01/33                                    6,100           6,100
   Sunnyvale, Government Center
      Site Acquisition Project,
      Ser A, COP, AMBAC (A) (B)
      3.140%, 04/01/31                                    4,405           4,405
   Three Valleys, Municipal Water
      District Authority, Miramar
      Water Treatment Project,
      COP (A) (B) (C)
      3.170%, 11/01/14                                    4,700           4,700
   Turlock, Irrigation District,
      Capital Improvement &
      Refunding Project,
      COP (A) (B) (C)
      3.140%, 01/01/31                                    3,350           3,350
   Upland, Community
      Redevelopment Authority,
      Sunset Ridge & Village
      Apartments Project,
      RB (A) (B) (C)
      3.140%, 12/01/29                                    6,700           6,700
   Westminster, Civic Center
      Refinancing Program,
      Ser A, COP, AMBAC (A) (B)
      3.160%, 06/01/22                                    3,100           3,100

DESCRIPTION                                    FACE AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------

   Yolo County, Multi-Family
      Housing Authority, Primero
      Grove Project, Ser A,
      RB (A) (B) (C)
      3.110%, 11/01/27                               $   10,485   $      10,485
   -----------------------------------------------------------------------------

   TOTAL CALIFORNIA                                                     771,162
   =============================================================================

         TOTAL MUNICIPAL BONDS
            (Cost $771,162)                                             771,162
         =======================================================================

         TOTAL INVESTMENTS [97.4%]
            (Cost $771,162)                                             771,162
         =======================================================================

OTHER ASSETS AND LIABILITIES -- [2.6%]
   Income Distributions Payable                                            (539)
   Shareholder Servicing & Distribution
         Fees Payable                                                      (320)
   Investment Advisory Fees Payable                                        (137)
   Administration Fees Payable                                              (37)
   Other Assets and Liabilities, Net                                     21,758
   -----------------------------------------------------------------------------

         TOTAL OTHER ASSETS AND LIABILITIES                              20,725
         =======================================================================

   NET ASSETS -- [100.0%]                                         $     791,887
   =============================================================================

NET ASSETS:
   Paid-in-Capital (unlimited authorization --
         $0.01 par value)                                         $     791,886
   Accumulated net realized gain on investments                               1
   -----------------------------------------------------------------------------

   NET ASSETS                                                     $     791,887
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Institutional Class
      ($66,621,193 / 66,622,435 shares)                           $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class A
      ($620,723,979 / 620,726,421 shares)                         $        1.00
   =============================================================================

   Net Asset Value, Offering and Redemption
      Price Per Share -- Class S
      ($104,541,418 / 104,537,806 shares)                         $        1.00
   =============================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 49

STATEMENT OF NET ASSETS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

CALIFORNIA TAX EXEMPT MONEY MARKET FUND (CONCLUDED)

DESCRIPTION
--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON MARCH 31, 2006.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

(D)   SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FHLMC/FNMA.

(E)   PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY

COP -- CERTIFICATE OF PARTICIPATION

FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY

FHLMC -- FEDERAL HOUSING LOAN MORTGAGE CORPORATION

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA -- FINANCIAL SECURITY ASSURANCE

GO -- GENERAL OBLIGATION

MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION

RAN -- REVENUE ANTICIPATION NOTE

RB -- REVENUE BOND

SAB -- SPECIAL ASSESSMENT BOND

SER -- SERIES

TA -- TAX ALLOCATION

TRAN -- TAX & REVENUE ANTICIPATION NOTE

XLCA -- XL CAPITAL ASSURANCE



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 50

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                            LARGE CAP VALUE   LARGE CAP GROWTH   RCB SMALL CAP    TECHNOLOGY
                                                              EQUITY FUND        EQUITY FUND      VALUE FUND     GROWTH FUND
                                                                 (000)              (000)            (000)          (000)
                                                            -----------------------------------------------------------------
INVESTMENT INCOME:
  Dividend                                                      $    963           $   243          $   306         $   6
  Interest                                                            69                23              351             2
  Less: Foreign tax withheld                                          (2)               --               (5)           --
-----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                        1,030               266              652             8
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                           266               146              354            11
  Shareholder Servicing Fees--Institutional Class                     93                44               18             1
  Shareholder Servicing Fees--Class A(1)                              29                24               32             4
  Shareholder Servicing Fees--Class R(1)                              --                --              141            --
  Administrative Fees                                                 24                13               23             1
  Trustee Fees                                                         1                 1                2            --
  Professional Fees                                                    4                 1                5            --
  Transfer Agent Fees                                                  4                 2                4            --
  Custodian Fees                                                       2                 1                3            --
  Printing Fees                                                        1                --                2            --
  Registration Fees                                                    1                --                1            --
  Insurance and Other Fees                                             2                 2                4            --
-----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                   427               234              589            17
-----------------------------------------------------------------------------------------------------------------------------
    Recapture of Investment Advisory Fees Waived(2)                   --                --               --             1
  Less,Waiver of:
    Transfer Agent Fees                                               (4)               (2)              (4)           --
-----------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                       423               232              585            18
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                         607                34               67           (10)
-----------------------------------------------------------------------------------------------------------------------------
  Net Realized Gain From Securities Transactions                   3,160               925            4,814           117
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments                                                 3,364               540           (2,583)          114
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                   $  7,131           $ 1,499          $ 2,298         $ 221
=============================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 51

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                   CALIFORNIA
                                                                CORPORATE         GOVERNMENT       TAX EXEMPT     HIGH YIELD
                                                                BOND FUND         BOND FUND         BOND FUND      BOND FUND
                                                                  (000)             (000)             (000)          (000)
                                                             ----------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                      $ 1,258            $  676            $  407         $1,782
-----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                       1,258               676               407          1,782
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                          106                67                33            155
  Shareholder Servicing Fees--Institutional Class                    64                38                29             27
  Shareholder Servicing Fees--Class A(1)                              4                 2                 3             55
  Administrative Fees                                                15                 9                 7             12
  Trustee Fees                                                        1                 1                 1             --
  Professional Fees                                                   2                 1                 1              2
  Transfer Agent Fees                                                 2                 1                 1              2
  Custodian Fees                                                      2                 1                 1              2
  Printing Fees                                                       1                 1                 1              1
  Insurance and Other Fees                                            3                 1                 1              2
-----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                  200               122                78            258
-----------------------------------------------------------------------------------------------------------------------------
  Recapture of Investment Advisory Fees Waived(2)                     3                --                --             --
  Less,Waiver of:
    Investment Advisory Fees                                         --               (11)              (14)           (19)
    Transfer Agent Fees                                              (2)               (1)               (1)            (2)
-----------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                      201               110                63            237
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                             1,057               566               344          1,545
-----------------------------------------------------------------------------------------------------------------------------
  Net Realized Loss From Securities Transactions                    (77)             (160)               (6)          (111)
  Net Change in Unrealized Depreciation
    on Investments                                                 (977)             (359)             (231)           (18)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                   $     3            $   47            $  107         $1,416
=============================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

(2)   SEE NOTE 4 FOR ADVISORY FEES RECAPTURED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 52

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                 CALIFORNIA
                                                                PRIME                    GOVERNMENT              TAX EXEMPT
                                                                MONEY                       MONEY                   MONEY
                                                             MARKET FUND                 MARKET FUND             MARKET FUND
                                                                (000)                       (000)                   (000)
                                                             ----------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                     $21,009                     $46,635                 $11,627
-----------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                     21,009                      46,635                  11,627
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
  Investment Advisory Fees                                       1,237                       2,920                   1,092
  Shareholder Servicing Fees--Institutional Class                  422                          52                      98
  Shareholder Servicing Fees--Class A(1)                         1,559                       7,365                   2,392
  Shareholder Servicing Fees--Class S(1)                           884                         901                     345
  Administrative Fees                                              275                         625                     225
  Trustee Fees                                                      15                          37                      13
  Professional Fees                                                 48                         112                      40
  Transfer Agent Fees                                               44                          99                      36
  Custodian Fees                                                    28                          68                      24
  Printing Fees                                                     19                          41                      16
  Registration and Filing Fees                                       5                          13                       5
  Insurance and Other Fees                                          42                         115                      39
-----------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                               4,578                      12,348                   4,325
-----------------------------------------------------------------------------------------------------------------------------
  Less,Waiver of:
    Investment Advisory Fees                                        --                         --                     (240)
    Shareholder Servicing Fees -- Class A(1)                      (581)                     (2,750)                   (861)
    Shareholder Servicing Fees -- Class S(1)                       (94)                        (96)                    (32)
    Transfer Agent Fees                                            (44)                        (99)                    (36)
-----------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                   3,859                       9,403                   3,156
-----------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                           17,150                      37,232                   8,471
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $17,150                     $37,232                 $ 8,471
=============================================================================================================================

(1)   INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 53

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                LARGE CAP VALUE          LARGE CAP GROWTH
                                                               EQUITY FUND (000)         EQUITY FUND (000)
                                                            -----------------------   -----------------------
                                                                  2006        2005         2006         2005
-----------------------------------------------------------------------------------   -----------------------
OPERATIONS:
  Net Investment Income (Loss)                              $      607   $     536    $      34   $      194
  Net Realized Gain (Loss) from
    Security Transactions                                        3,160       4,127          925          376
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                                3,364       1,915          540        2,999
-----------------------------------------------------------------------------------   -----------------------
    Net Increase in Net Assets
      Resulting from Operations                                  7,131       6,578        1,499        3,569
-----------------------------------------------------------------------------------   -----------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                             (545)       (453)         (34)        (172)
  CLASS A                                                          (62)        (82)          --          (26)
  CLASS R                                                           --          --           --           --
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                           (3,330)     (1,585)          --           --
  CLASS A                                                         (459)       (323)          --           --
  CLASS R                                                           --          --           --           --
-----------------------------------------------------------------------------------   -----------------------
    Total Dividends and Distributions                           (4,396)     (2,443)         (34)        (198)
-----------------------------------------------------------------------------------   -----------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                 48,283       8,083        5,682       10,719
  Shares Issued in Lieu of Dividends and Distributions           2,538         673           11           56
  Shares Redeemed                                               (6,180)     (7,549)      (4,706)      (4,944)
-----------------------------------------------------------------------------------   -----------------------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                    44,641       1,207          987        5,831
-----------------------------------------------------------------------------------   -----------------------
  CLASS A:
  Shares Issued                                                  1,680       4,714        2,434        3,209
  Shares Issued in Lieu of Dividends and Distributions             424         323           --           18
  Shares Redeemed                                                 (730)     (1,366)        (682)        (785)
-----------------------------------------------------------------------------------   -----------------------
    Increase (Decrease) in Net Assets from
      Class A Share Transactions                                 1,374       3,671        1,752        2,442
-----------------------------------------------------------------------------------   -----------------------
  CLASS R:
  Shares Issued                                                     --          --           --           --
  Shares Issued in Lieu of Dividends and Distributions              --          --           --           --
  Shares Redeemed                                                   --          --           --           --
-----------------------------------------------------------------------------------   -----------------------
    Increase (Decrease) in Net Assets from
      Class R Share Transactions                                    --          --           --           --
-----------------------------------------------------------------------------------   -----------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                            46,015       4,878        2,739        8,273
-----------------------------------------------------------------------------------   -----------------------
    Total Increase (Decrease) in Net Assets                     48,750       9,013        4,204       11,644
-----------------------------------------------------------------------------------   -----------------------
NET ASSETS:
  Beginning of period                                           53,638      44,625       42,442       30,798
-----------------------------------------------------------------------------------   -----------------------
  End of period                                             $  102,388   $  53,638    $  46,646   $   42,442
===================================================================================   =======================
Undistributed (Distributions in Excess of)
Net Investment Income                                       $       --   $      --    $      (1)  $       (1)
-----------------------------------------------------------------------------------   -----------------------

                                                                RCB SMALL CAP           TECHNOLOGY GROWTH         CORPORATE BOND
                                                               VALUE FUND (000)             FUND (000)              FUND (000)
                                                            -----------------------   -----------------------  ---------------------
                                                                  2006        2005         2006         2005        2006       2005
-----------------------------------------------------------------------------------   -----------------------  ---------------------
OPERATIONS:
  Net Investment Income (Loss)                              $       67   $      44    $     (10)  $        4   $   1,057   $  1,920
  Net Realized Gain (Loss) from
    Security Transactions                                        4,814       2,115          117           40         (77)       (65)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                               (2,583)      3,809          114          320        (977)    (1,281)
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Net Increase in Net Assets
      Resulting from Operations                                  2,298       5,968          221          364           3        574
-----------------------------------------------------------------------------------   -----------------------  ---------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                              (35)         --           (4)          --      (1,030)    (1,865)
  CLASS A                                                           (1)         --           --           --         (27)       (54)
  CLASS R                                                          (10)         --           --           --          --         --
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                             (186)       (462)          --           --          --       (293)
  CLASS A                                                         (170)       (480)          --           --          --        (10)
  CLASS R                                                         (785)     (2,072)          --           --          --         --
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Total Dividends and Distributions                           (1,187)     (3,014)          (4)          --      (1,057)    (2,222)
-----------------------------------------------------------------------------------   -----------------------  ---------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                  3,358       7,853          250          428       8,352     15,341
  Shares Issued in Lieu of Dividends and Distributions             159         325            4           --         189        396
  Shares Redeemed                                               (2,773)     (3,616)        (314)        (379)     (6,616)   (10,031)
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                       744       4,562          (60)          49       1,925      5,706
-----------------------------------------------------------------------------------   -----------------------  ---------------------
  CLASS A:
  Shares Issued                                                    967       7,216          119           37         108        604
  Shares Issued in Lieu of Dividends and Distributions             129         391           --           --          12         30
  Shares Redeemed                                               (1,587)     (2,825)        (118)         (56)       (235)      (571)
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Increase (Decrease) in Net Assets from
      Class A Share Transactions                                  (491)      4,782            1          (19)       (115)        63
-----------------------------------------------------------------------------------   -----------------------  ---------------------
  CLASS R:
  Shares Issued                                                  7,967      28,095           --           --          --         --
  Shares Issued in Lieu of Dividends and Distributions             742       1,991           --           --          --         --
  Shares Redeemed                                              (12,676)    (10,847)          --           --          --         --
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Increase (Decrease) in Net Assets from
      Class R Share Transactions                                (3,967)     19,239           --           --          --         --
-----------------------------------------------------------------------------------   -----------------------  ---------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                            (3,714)     28,583          (59)          30       1,810      5,769
-----------------------------------------------------------------------------------   -----------------------  ---------------------
    Total Increase (Decrease) in Net Assets                     (2,603)     31,537          158          394         756      4,121
-----------------------------------------------------------------------------------   -----------------------  ---------------------
NET ASSETS:
  Beginning of period                                           84,516      52,979        2,610        2,216      52,723     48,602
-----------------------------------------------------------------------------------   -----------------------  ---------------------
  End of period                                             $   81,913   $  84,516    $   2,768   $    2,610   $  53,479   $ 52,723
===================================================================================   =======================  =====================
Undistributed (Distributions in Excess of)
Net Investment Income                                       $       64   $      43    $     (10)  $        4   $      --   $     --
-----------------------------------------------------------------------------------   -----------------------  ---------------------

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        CNI CHARTER FUNDS | PAGE 54 & 55

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND THE YEAR ENDED SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

                                                                   GOVERNMENT             CALIFORNIA TAX EXEMPT
                                                                 BOND FUND (000)             BOND FUND (000)
                                                            --------------------------  -------------------------
                                                                   2006          2005         2006          2005
--------------------------------------------------------------------------------------  -------------------------
OPERATIONS:
  Net Investment Income                                     $       566   $       738   $      344   $       593
  Net Realized Gain (Loss) from
    Security Transactions                                          (160)          (55)          (6)          135
  Net Change in Unrealized Depreciation
    on Investments                                                 (359)         (342)        (231)         (391)
--------------------------------------------------------------------------------------  -------------------------
    Net Increase in Net Assets
      Resulting from Operations                                      47           341          107           337
--------------------------------------------------------------------------------------  -------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                              (559)         (728)        (327)         (540)
  CLASS A                                                           (10)          (11)         (16)          (53)
  CLASS S                                                            --            --           --            --
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                                --          (118)         (90)          (71)
  CLASS A                                                            --            (2)          (5)          (11)
  CLASS S                                                            --            --           --            --
--------------------------------------------------------------------------------------  -------------------------
    Total Dividends and Distributions                              (569)         (859)        (438)         (675)
--------------------------------------------------------------------------------------  -------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                   7,107        12,985        4,715         8,952
  Shares Issued in Lieu of Dividends and Distributions              141           209          133           139
  Shares Redeemed                                                (2,408)       (5,454)      (2,858)       (3,813)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                      4,840         7,740        1,990         5,278
--------------------------------------------------------------------------------------  -------------------------
  CLASS A:
  Shares Issued                                                     208           275           15           302
  Shares Issued in Lieu of Dividends and Distributions                4             5            3            25
  Shares Redeemed                                                   (97)         (153)        (238)       (1,240)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class A Share Transactions                                    115           127         (220)         (913)
--------------------------------------------------------------------------------------  -------------------------
  CLASS S:
  Shares Issued                                                      --            --           --            --
  Shares Issued in Lieu of Dividends and Distributions               --            --           --            --
  Shares Redeemed                                                    --            --           --            --
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class S Share Transactions                                     --            --           --            --
--------------------------------------------------------------------------------------  -------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                              4,955         7,867        1,770         4,365
--------------------------------------------------------------------------------------  -------------------------
Total Increase (Decrease) in Net Assets                           4,433         7,349        1,439         4,027
--------------------------------------------------------------------------------------  -------------------------
NET ASSETS:
  Beginning of period                                            28,686        21,337       24,255        20,228
--------------------------------------------------------------------------------------  -------------------------
  End of period                                             $    33,119   $    28,686   $   25,694   $    24,255
======================================================================================  =========================
Undistributed (Distributions in excess of)
  Net Investment Income                                     $        --   $         3   $        1   $        --
--------------------------------------------------------------------------------------  -------------------------

                                                                   HIGH YIELD                 PRIME MONEY
                                                                 BOND FUND (000)           MARKET FUND (000)
                                                            --------------------------  -------------------------
                                                                   2006          2005         2006          2005
--------------------------------------------------------------------------------------  -------------------------
OPERATIONS:
  Net Investment Income                                     $     1,545   $     3,416   $   17,150   $    14,619
  Net Realized Gain (Loss) from
    Security Transactions                                          (111)         (157)          --             1
  Net Change in Unrealized Depreciation
    on Investments                                                  (18)       (1,200)          --            --
--------------------------------------------------------------------------------------  -------------------------
    Net Increase in Net Assets
      Resulting from Operations                                   1,416         2,059       17,150        14,620
--------------------------------------------------------------------------------------  -------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                              (819)       (1,815)      (6,146)       (7,317)
  CLASS A                                                          (726)       (1,589)      (7,185)       (4,601)
  CLASS S                                                            --            --       (3,819)       (2,701)
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                                --            --           --            --
  CLASS A                                                            --            --           --            --
  CLASS S                                                            --            --           --            --
--------------------------------------------------------------------------------------  -------------------------
    Total Dividends and Distributions                            (1,545)       (3,404)     (17,150)      (14,619)
--------------------------------------------------------------------------------------  -------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                   2,678         6,056      784,258     1,215,600
  Shares Issued in Lieu of Dividends and Distributions              438           945        1,175         1,411
  Shares Redeemed                                                (4,956)       (6,600)    (788,637)   (1,251,828)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                     (1,840)          401       (3,204)      (34,817)
--------------------------------------------------------------------------------------  -------------------------
  CLASS A:
  Shares Issued                                                     332         4,528      819,291       958,549
  Shares Issued in Lieu of Dividends and Distributions              410           920        1,976           982
  Shares Redeemed                                                (2,151)       (4,403)    (668,208)     (848,138)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class A Share Transactions                                 (1,409)        1,045      153,059       111,393
--------------------------------------------------------------------------------------  -------------------------
  CLASS S:
  Shares Issued                                                      --            --      386,124       499,380
  Shares Issued in Lieu of Dividends and Distributions               --            --           --            --
  Shares Redeemed                                                    --            --     (346,068)     (411,638)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class S Share Transactions                                     --            --       40,056        87,742
--------------------------------------------------------------------------------------  -------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                             (3,249)        1,446      189,911       164,318
--------------------------------------------------------------------------------------  -------------------------
Total Increase (Decrease) in Net Assets                          (3,378)          101      189,911       164,319
--------------------------------------------------------------------------------------  -------------------------
NET ASSETS:
  Beginning of period                                            43,616        43,515      848,347       684,028
--------------------------------------------------------------------------------------  -------------------------
  End of period                                             $    40,238   $    43,616   $1,038,258   $   848,347
======================================================================================  ========================
Undistributed (Distributions in excess of )
  Net Investment Income                                     $        --   $        --   $       --   $        --
--------------------------------------------------------------------------------------  -------------------------

                                                                GOVERNMENT MONEY          CALIFORNIA TAX EXEMPT
                                                                MARKET FUND (000)        MONEY MARKET FUND (000)
                                                            -------------------------- --------------------------
                                                                   2006          2005         2006          2005
-------------------------------------------------------------------------------------- --------------------------
OPERATIONS:
  Net Investment Income                                     $    37,232   $    38,831   $    8,471   $     9,079
  Net Realized Gain (Loss) from
    Security Transactions                                            --            --           --            --
  Net Change in Unrealized Depreciation
    on Investments                                                   --            --           --            --
--------------------------------------------------------------------------------------  -------------------------
    Net Increase in Net Assets
      Resulting from Operations                                  37,232        38,831        8,471         9,079
--------------------------------------------------------------------------------------  -------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net Investment Income:
  INSTITUTIONAL CLASS                                              (752)         (880)        (916)       (1,365)
  CLASS A                                                       (32,713)      (33,943)      (6,673)       (7,285)
  CLASS S                                                        (3,771)       (4,006)        (877)         (433)
  Realized Capital Gains:
  INSTITUTIONAL CLASS                                                --            --           --           (27)
  CLASS A                                                            --            --           --          (144)
  CLASS S                                                            --            --           --            (7)
--------------------------------------------------------------------------------------  -------------------------
    Total Dividends and Distributions                           (37,236)      (38,829)      (8,466)       (9,261)
--------------------------------------------------------------------------------------  -------------------------
CAPITAL SHARE TRANSACTIONS:(1)
  INSTITUTIONAL CLASS:
  Shares Issued                                                 332,199       376,258      658,709     1,139,802
  Shares Issued in Lieu of Dividends and Distributions                1             7           --             8
  Shares Redeemed                                              (317,706)     (387,834)    (665,299)   (1,145,985)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Institutional Class Share Transactions                     14,494       (11,569)      (6,590)       (6,175)
--------------------------------------------------------------------------------------  -------------------------
  CLASS A:
  Shares Issued                                               2,407,104     4,965,371      877,202     1,822,478
  Shares Issued in Lieu of Dividends and Distributions           22,926        23,227        5,452         6,066
  Shares Redeemed                                            (2,472,405)   (4,950,864)    (831,605)   (1,763,753)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class A Share Transactions                                (42,375)       37,734       51,049        64,791
--------------------------------------------------------------------------------------  -------------------------
  CLASS S:
  Shares Issued                                                 449,968       689,747      171,184       271,376
  Shares Issued in Lieu of Dividends and Distributions               --            --           --            --
  Shares Redeemed                                              (438,993)     (724,928)    (154,825)     (216,708)
--------------------------------------------------------------------------------------  -------------------------
    Increase (Decrease) in Net Assets from
      Class S Share Transactions                                 10,975       (35,181)      16,359        54,668
--------------------------------------------------------------------------------------  -------------------------
Net Increase (Decrease) in Net Assets from
  Share Transactions                                            (16,906)       (9,016)      60,818       113,284
--------------------------------------------------------------------------------------  -------------------------
Total Increase (Decrease) in Net Assets                         (16,910)       (9,014)      60,823       113,102
--------------------------------------------------------------------------------------  -------------------------
NET ASSETS:
  Beginning of period                                         2,155,356     2,164,370      731,064       617,962
--------------------------------------------------------------------------------------  -------------------------
  End of period                                             $ 2,138,446   $ 2,155,356   $  791,887   $   731,064
======================================================================================  =========================
Undistributed (Distributions in excess of )
  Net Investment Income                                     $         1   $         5   $       --   $        (5)
--------------------------------------------------------------------------------------  -------------------------

(1)   SEE NOTE 8 FOR SHARES ISSUED AND REDEEMED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        CNI CHARTER FUNDS | PAGE 56 & 57

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND THE YEAR OR PERIOD
ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------

                                                    NET
                     NET                   REALIZED AND                DISTRIBUTIONS          NET                    NET
                   ASSET           NET       UNREALIZED    DIVIDENDS            FROM        ASSET                 ASSETS
                   VALUE    INVESTMENT   GAINS (LOSSES)     FROM NET        REALIZED        VALUE                    END
               BEGINNING        INCOME               ON   INVESTMENT         CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        (LOSS)       SECURITIES       INCOME           GAINS    OF PERIOD   RETURN+++      (000)
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006*           $ 9.54       $  0.07^         $  0.73^      $(0.06)         $(0.39)      $ 9.89       8.61%    $89,883
  2005              8.77          0.10^            1.13^       (0.10)          (0.36)        9.54      14.39      42,974
  2004              7.41          0.08^            1.36^       (0.08)             --         8.77      19.40      38,344
  2003              6.04          0.07             1.37        (0.07)             --         7.41      24.03      33,016
  2002              7.63          0.07            (1.47)       (0.07)          (0.12)        6.04     (18.88)     23,325
  2001             10.04          0.07            (1.57)       (0.07)          (0.84)        7.63     (16.36)     27,293
Class A (commenced operations on April 13, 2000)
  2006*           $ 9.53       $  0.06^         $  0.73^      $(0.05)         $(0.39)      $ 9.88       8.49%    $12,505
  2005              8.76          0.09^            1.12^       (0.08)          (0.36)        9.53      14.14      10,664
  2004              7.41          0.05^            1.36^       (0.06)             --         8.76      19.01       6,281
  2003              6.04          0.06             1.37        (0.06)             --         7.41      23.75       1,792
  2002              7.62          0.05            (1.46)       (0.05)          (0.12)        6.04     (18.97)        769
  2001             10.04          0.04            (1.58)       (0.04)          (0.84)        7.62     (16.68)        704
-------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006*           $ 7.43       $  0.01^         $  0.24^      $(0.01)         $   --       $ 7.67       3.33%    $36,320
  2005              6.76          0.04^            0.67^       (0.04)             --         7.43      10.55      34,164
  2004              6.37          0.01^            0.38^          --^^            --         6.76       6.20      25,575
  2003              5.25          0.01^            1.12^       (0.01)             --         6.37      21.51      22,249
  2002              6.36          0.00            (1.11)          --              --         5.25     (17.45)     14,195
  2001              9.37         (0.02)           (2.99)          --              --         6.36     (32.12)     15,550
Class A (commenced operations on March 28, 2000)
  2006*           $ 7.35       $  0.00^         $  0.24^      $   --          $   --       $ 7.59       3.27%    $10,326
  2005              6.69          0.02^            0.67^       (0.03)             --         7.35      10.28       8,278
  2004              6.32         (0.01)^           0.38^          --^^            --         6.69       5.87       5,223
  2003              5.21         (0.01)^           1.12^          --              --         6.32      21.31       1,965
  2002              6.33         (0.02)           (1.10)          --              --         5.21     (17.69)        798
  2001              9.35         (0.03)           (2.99)          --              --         6.33     (32.30)        636
-------------------------------------------------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2006*           $28.58       $  0.05^         $  0.73^      $(0.07)         $(0.37)      $28.92       2.78%    $14,898
  2005             27.30          0.07^            2.58^          --           (1.37)       28.58       9.87      13,975
  2004             21.92          0.06^            5.40^          --           (0.08)       27.30      24.97       8,955
  2003             15.06         (0.04)^           6.90^          --              --        21.92      45.55       6,236
  2002             17.11         (0.07)           (1.98)          --              --        15.06     (11.98)      1,768
Class A (commenced operations on October 3, 2001)
  2006*           $28.31       $  0.02^         $  0.72^      $   --^^        $(0.37)      $28.68       2.68%    $12,433
  2005             27.13          0.00^            2.55^          --           (1.37)       28.31       9.55      12,754
  2004             21.84         (0.02)^           5.39^          --           (0.08)       27.13      24.64       7,551
  2003             15.04         (0.08)^           6.88^          --              --        21.84      45.21       2,384
  2002             17.11         (0.05)           (2.02)          --              --        15.04     (12.10)        410
Class R (commenced operations on September 30, 1998)(2)
  2006*           $28.27       $  0.02^         $  0.71^      $   --^^        $(0.37)      $28.63       2.65%    $54,582
  2005             27.09          0.01^            2.54^          --           (1.37)       28.27       9.56      57,787
  2004             21.81         (0.02)^           5.38^          --           (0.08)       27.09      24.63      36,473
  2003             15.02         (0.07)^           6.86^          --              --        21.81      45.21      14,267
  2002             16.94         (0.12)           (1.80)          --              --        15.02     (11.33)     10,174
  2001**           18.84         (0.02)           (1.88)          --              --        16.94     (10.08)      8,122
  2001++           15.80         (0.09)            3.85           --           (0.72)(3)    18.84      24.34       8,869
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2006*           $ 4.04       $ (0.01)^        $  0.36^      $(0.01)         $   --       $ 4.38       8.76%    $ 1,225
  2005              3.46          0.01^            0.57^          --              --         4.04      16.76       1,187
  2004              3.50         (0.03)^          (0.01)^         --              --         3.46      (1.14)        976
  2003              2.26         (0.02)            1.26           --              --         3.50      54.87         913
  2002              3.54         (0.03)           (1.25)          --              --         2.26     (36.16)        565
  2001             10.00         (0.02)           (6.43)       (0.01)             --         3.54     (64.56)        907
Class A (commenced operations on October 23, 2000)
  2006*           $ 3.98       $ (0.02)^        $  0.36^      $   --^^        $   --       $ 4.32       8.56%    $ 1,543
  2005              3.42          0.00^            0.56^          --              --         3.98      16.37       1,423
  2004              3.48         (0.04)^          (0.02)^         --              --         3.42      (1.72)      1,240
  2003              2.25         (0.03)            1.26           --              --         3.48      54.67         950
  2002              3.54         (0.04)           (1.25)          --              --         2.25     (36.44)        432
  2001             10.31         (0.03)           (6.73)       (0.01)             --         3.54     (65.37)        481

                                                      RATIO
                                                OF EXPENSES
                                       RATIO     TO AVERAGE
                                      OF NET     NET ASSETS
                       RATIO      INVESTMENT     (EXCLUDING
                 OF EXPENSES   INCOME (LOSS)      WAIVERS &    PORTFOLIO
                  TO AVERAGE      TO AVERAGE      RECAPTURE     TURNOVER
               NET ASSETS(1)   NET ASSETS(1)       FEES)(1)         RATE
-------------------------------------------------------------------------
LARGE CAP VALUE EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006*                 0.95%           1.44%          0.96%          14%
  2005                  0.96            1.12           0.97           34
  2004                  0.97            0.92           0.97           36
  2003                  1.00            1.12           1.00           39
  2002                  1.00            0.90           1.05           42
  2001                  1.00            0.74           1.09           51
Class A (commenced operations on April 13, 2000)
  2006*                 1.20%           1.23%          1.21%          14%
  2005                  1.21            0.87           1.22           34
  2004                  1.22            0.64           1.22           36
  2003                  1.25            0.84           1.25           39
  2002                  1.25            0.65           1.30           42
  2001                  1.25            0.49           1.34           51
-------------------------------------------------------------------------
LARGE CAP GROWTH EQUITY FUND
Institutional Class (commenced operations on January 14, 2000)
  2006*                 0.98%           0.20%          0.99%          15%
  2005                  0.98            0.57           1.00           27
  2004                  1.01            0.10           1.01           50
  2003                  1.05            0.16           1.03           43
  2002                  1.05           (0.04)          1.09           31
  2001                  1.05           (0.22)          1.13           58
Class A (commenced operations on March 28, 2000)
  2006*                 1.23%          (0.05)%         1.24%          15%
  2005                  1.23            0.33           1.25           27
  2004                  1.26           (0.14)          1.26           50
  2003                  1.30           (0.09)          1.29           43
  2002                  1.30           (0.29)          1.34           31
  2001                  1.30           (0.47)          1.38           58
-------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
Institutional Class (commenced operations on October 3, 2001)
  2006*                 1.19%           0.37%          1.20%          37%
  2005                  1.18            0.26           1.20           41
  2004                  1.21            0.23           1.20           40
  2003                  1.24           (0.20)          1.24           65
  2002                  1.24           (0.46)          1.28           39
Class A (commenced operations on October 3, 2001)
  2006*                 1.44%           0.12%          1.45%          37%
  2005                  1.43            0.01           1.45           41
  2004                  1.49           (0.07)          1.48           40
  2003                  1.49           (0.45)          1.49           65
  2002                  1.49           (0.74)          1.53           39
Class R (commenced operations on September 30, 1998)(2)
  2006*                 1.44%           0.12%          1.45%          37%
  2005                  1.43            0.02           1.45           41
  2004                  1.49           (0.07)          1.48           40
  2003                  1.49           (0.41)          1.49           65
  2002                  1.49           (0.70)          1.53           39
  2001**                1.26           (0.51)          2.63            5
  2001++                1.49           (0.69)          2.85           43
-------------------------------------------------------------------------
TECHNOLOGY GROWTH FUND
Institutional Class (commenced operations on October 3, 2000)
  2006*                 1.20%          (0.62)%         1.15%          11%
  2005                  1.20            0.34           1.21           37
  2004                  1.20           (0.82)          1.28           33
  2003                  1.20           (0.78)          1.36           29
  2002                  1.20           (0.88)          1.37           24
  2001                  1.20           (0.38)++        1.41           23
Class A (commenced operations on October 23, 2000)
  2006*                 1.50%          (0.91)%         1.45%          11
  2005                  1.50            0.06           1.51           37
  2004                  1.50           (1.12)          1.58           33
  2003                  1.50           (1.08)          1.66           29
  2002                  1.50           (1.18)          1.67           24
  2001                  1.50           (1.04)++        1.71           23

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2006.

 **   FOR THE THREE MONTH PERIOD ENDING SEPTEMBER 30, 2001.

  +   FOR THE YEARS ENDING JUNE 30.

 ++ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.

 +++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.TOTAL RETURN FIGURES DO NOT INCLUDE APPLICABLE SALES LOADS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

 ^^   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) ON OCTOBER 3, 2001, THE RCB SMALL CAP FUND EXCHANGED ALL OF ITS ASSETS AND LIABILITIES FOR SHARES OF THE CNI CHARTER RCB SMALL CAP VALUE FUND.THE CNI CHARTER RCB SMALL CAP VALUE FUND IS THE ACCOUNTING SURVIVOR IN THIS TRANSACTION, AND AS A RESULT, ITS BASIS OF ACCOUNTING FOR ASSETS AND LIABILITIES AND ITS OPERATING RESULTS FOR THE PERIODS PRIOR TO OCTOBER 3, 2001 HAVE BEEN CARRIED FORWARD IN THESE FINANCIAL HIGHLIGHTS.

(3)   INCLUDES RETURN OF CAPITAL OF $0.35 PER SHARE.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 58

--------------------------------------------------------------------------------

                                                    NET
                     NET                   REALIZED AND                DISTRIBUTIONS          NET                    NET
                   ASSET                     UNREALIZED    DIVIDENDS            FROM        ASSET                 ASSETS
                   VALUE           NET   GAINS (LOSSES)     FROM NET        REALIZED        VALUE                    END
               BEGINNING    INVESTMENT               ON   INVESTMENT         CAPITAL          END      TOTAL   OF PERIOD
               OF PERIOD        INCOME       SECURITIES       INCOME           GAINS    OF PERIOD   RETURN++       (000)
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*             $10.27       $  0.20^         $ (0.21)^     $(0.20)        $    --       $10.06      (0.07)%   $52,094
2005               10.60          0.40^           (0.27)^      (0.40)          (0.06)       10.27       1.26      51,193
2004               10.89          0.41^           (0.18)^      (0.41)          (0.11)       10.60       2.15      47,080
2003               10.65          0.46             0.24        (0.46)             --        10.89       6.74      42,256
2002               10.72          0.53             0.09        (0.53)          (0.16)       10.65       6.06      40,807
2001               10.14          0.60             0.60        (0.60)          (0.02)       10.72      12.14      32,800
Class A (commenced operations on April 13, 2000)
2006*             $10.27       $  0.19^         $ (0.20)^     $(0.19)        $    --       $10.07      (0.10)%   $ 1,385
2005               10.61          0.37^           (0.28)^      (0.37)          (0.06)       10.27       0.91       1,530
2004               10.89          0.37^           (0.16)^      (0.38)          (0.11)       10.61       1.99       1,522
2003               10.65          0.44             0.23        (0.43)             --        10.89       6.47         830
2002               10.73          0.50             0.08        (0.50)          (0.16)       10.65       5.69         544
2001               10.13          0.57             0.62        (0.57)          (0.02)       10.73      12.08          93
--------------------------------------------------------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*             $10.40       $  0.19^         $ (0.18)^     $(0.19)        $    --       $10.22       0.09%    $32,462
2005               10.62          0.31^           (0.16)^      (0.31)          (0.06)       10.40       1.42      28,132
2004               10.93          0.25^           (0.17)^      (0.25)          (0.14)       10.62       0.81      20,901
2003               11.02          0.36^           (0.07)^      (0.37)          (0.01)       10.93       2.68**    15,596
2002               10.80          0.44             0.34        (0.44)          (0.12)       11.02       7.53      14,502
2001               10.17          0.53             0.63        (0.53)             --        10.80      11.67      12,648
Class A (commenced operations on April 13, 2000)
2006*             $10.42       $  0.17^         $ (0.16)^     $(0.18)        $    --       $10.25       0.06%    $   657
2005               10.64          0.29^           (0.17)^      (0.28)          (0.06)       10.42       1.16         554
2004               10.95          0.23^           (0.17)^      (0.23)          (0.14)       10.64       0.55         436
2003               11.01          0.33^           (0.04)^      (0.34)          (0.01)       10.95       2.71**        18
2002               10.77          0.43             0.34        (0.41)          (0.12)       11.01       7.47         525
2001               10.16          0.49             0.63        (0.51)             --        10.77      11.25           4
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*             $10.26       $  0.14^         $ (0.10)^     $(0.14)        $ (0.04)      $10.12       0.40%    $24,445
2005               10.41          0.28^           (0.11)^      (0.28)          (0.04)       10.26       1.65      22,768
2004               10.60          0.27^           (0.06)^      (0.27)          (0.13)       10.41       2.00      17,789
2003               10.83          0.31            (0.04)       (0.31)          (0.19)       10.60       2.63      14,546
2002               10.50          0.36             0.41        (0.35)          (0.09)       10.83       7.58      16,147
2001               10.22          0.43             0.30        (0.43)          (0.02)       10.50       7.21      15,526
Class A (commenced operations on April 13, 2000)
2006*             $10.29       $  0.13^         $ (0.10)^     $(0.13)        $ (0.04)      $10.15       0.27%    $ 1,249
2005               10.44          0.25^           (0.11)^      (0.25)          (0.04)       10.29       1.39       1,487
2004               10.62          0.24^           (0.05)^      (0.24)          (0.13)       10.44       1.84       2,439
2003               10.85          0.27            (0.02)       (0.29)          (0.19)       10.62       2.37         732
2002               10.51          0.33             0.43        (0.33)          (0.09)       10.85       7.40          13
2001               10.22          0.41             0.30        (0.40)          (0.02)       10.51       7.08           6
--------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*             $ 9.04       $  0.34^         $ (0.02)^     $(0.34)        $    --       $ 9.02       3.62%    $20,682
2005                9.31          0.71^           (0.27)^      (0.71)             --         9.04       4.85      22,588
2004                8.95          0.72^            0.36^       (0.72)             --         9.31      12.47      22,860
2003                8.16          0.76             0.79        (0.76)             --         8.95      19.75      13,387
2002                8.57          0.83            (0.40)       (0.84)             --         8.16       4.80      10,020
2001                9.76          0.98            (1.18)       (0.98)          (0.01)        8.57      (2.45)      9,310
Class A (commenced operations on January 14, 2000)
2006*             $ 9.04       $  0.33^         $ (0.02)^     $(0.33)        $    --       $ 9.02       3.46%    $19,556
2005                9.31          0.69^           (0.27)^      (0.69)             --         9.04       4.54      21,028
2004                8.95          0.70^            0.35^       (0.69)             --         9.31      12.14      20,655
2003                8.16          0.74             0.78        (0.73)             --         8.95      19.39      16,878
2002                8.57          0.81            (0.40)       (0.82)             --         8.16       4.49       9,397
2001                9.76          0.95            (1.18)       (0.95)          (0.01)        8.57      (2.74)      3,973

                                                      RATIO
                                                OF EXPENSES
                                       RATIO     TO AVERAGE
                                      OF NET     NET ASSETS
                       RATIO      INVESTMENT     (EXCLUDING
                 OF EXPENSES          INCOME      WAIVERS &    PORTFOLIO
                  TO AVERAGE      TO AVERAGE      RECAPTURE     TURNOVER
               NET ASSETS(1)   NET ASSETS(1)       FEES)(1)         RATE
-------------------------------------------------------------------------
CORPORATE BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*                   0.75%           4.01%          0.75%          10%
2005                    0.75            3.80           0.76           25
2004                    0.75            3.82           0.79           57
2003                    0.75            4.30           0.78           66
2002                    0.75            5.04           0.82           55
2001                    0.75            5.71+          0.86           83
Class A (commenced operations on April 13, 2000)
2006*                   1.00%           3.76%          1.00%          10%
2005                    1.00            3.55           1.01           25
2004                    1.00            3.51           1.04           57
2003                    1.00            4.00           1.03           66
2002                    1.00            4.71           1.07           55
2001                    1.00            5.67+          1.11           83
-------------------------------------------------------------------------
GOVERNMENT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*                   0.70%           3.65%          0.78%          40%
2005                    0.70            2.98           0.79           58
2004                    0.70            2.39           0.81          169
2003                    0.70            3.26           0.81           54
2002                    0.70            4.11+          0.86           70
2001                    0.70            5.04+          0.91          126
Class A (commenced operations on April 13, 2000)
2006*                   0.95%           3.37%          1.03%          40%
2005                    0.95            2.70           1.04           58
2004                    0.95            2.14           1.06          169
2003                    0.95            3.00           1.06           54
2002                    0.95            3.70           1.11           70
2001                    0.95            5.03+          1.16          126
-------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*                   0.50%           2.79%          0.62%          13%
2005                    0.50            2.70           0.63           54
2004                    0.50            2.55           0.65           51
2003                    0.50            2.91           0.65           68
2002                    0.50            3.33           0.70           90
2001                    0.50            4.11           0.75           56
Class A (commenced operations on April 13, 2000)
2006*                   0.75%           2.53%          0.87%          13%
2005                    0.75            2.43           0.88           54
2004                    0.75            2.29           0.90           51
2003                    0.75            2.62           0.90           68
2002                    0.75            3.05           0.95           90
2001                    0.75            3.82           1.00           56
-------------------------------------------------------------------------
HIGH YIELD BOND FUND
Institutional Class (commenced operations on January 14, 2000)
2006*                   1.00%           7.59%          1.10%          12%
2005                    1.00            7.71           1.11           46
2004                    1.00            7.87           1.14           35
2003                    1.00            8.84           1.13           36
2002                    1.00            9.48           1.18           30
2001                    1.00           10.52           1.23           12
Class A (commenced operations on January 14, 2000)
2006*                   1.30%           7.30%          1.40%          12%
2005                    1.30            7.41           1.41           46
2004                    1.30            7.56           1.44           35
2003                    1.30            8.44           1.43           36
2002                    1.30            9.03           1.48           30
2001                    1.30           10.14           1.53           12

  *   FOR THE SIX MONTHS ENDED MARCH 31, 2006.

 ** TOTAL RETURN FOR CLASS A OF THE GOVERNMENT BOND FUND IS GREATER THAN THE INSTITUTIONAL CLASS'S DUE TO A LARGE REDEMPTION DURING THE YEAR.

  + RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

 ++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  ^ PER SHARE CALCULATIONS ARE BASED ON THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 59

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED) AND THE YEAR OR PERIOD
ENDED SEPTEMBER 30,
--------------------------------------------------------------------------------

                                                                                                                           RATIO
                                                                                                                     OF EXPENSES
                                                                                                             RATIO    TO AVERAGE
                NET                                    NET                    NET                           OF NET    NET ASSETS
              ASSET                 DIVIDENDS        ASSET                 ASSETS            RATIO      INVESTMENT    (EXCLUDING
              VALUE          NET     FROM NET        VALUE                    END      OF EXPENSES          INCOME     WAIVERS &
          BEGINNING   INVESTMENT   INVESTMENT          END      TOTAL   OF PERIOD       TO AVERAGE      TO AVERAGE     RECAPTURE
          OF PERIOD       INCOME       INCOME    OF PERIOD   RETURN+++      (000)    NET ASSETS(1)   NET ASSETS(1)      FEES)(1)
-----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
Institutional Class (commenced operations on March 23, 1998)
2006*         $1.00       $0.018      $(0.018)       $1.00       1.83%  $  329,189            0.59%           3.64%         0.60%
2005           1.00        0.021       (0.021)        1.00       2.10      332,393            0.60            2.05          0.61
2004           1.00        0.006       (0.006)        1.00       0.58      367,209            0.63            0.59          0.63
2003           1.00        0.007       (0.007)        1.00       0.68      287,087            0.63            0.68          0.64
2002           1.00        0.014       (0.014)        1.00       1.37      290,778            0.63            1.37          0.67
2001           1.00        0.046       (0.046)        1.00       4.65      304,698            0.63            4.42++        0.71
Class A (commenced operations on October 18, 1999)
2006*         $1.00       $0.017      $(0.017)       $1.00       1.72%  $  465,511            0.81%           3.46%         1.10%
2005           1.00        0.019       (0.019)        1.00       1.87      312,452            0.82            1.94          1.11
2004           1.00        0.004       (0.004)        1.00       0.36      201,058            0.85            0.35          1.13
2003           1.00        0.005       (0.005)        1.00       0.46      205,191            0.85            0.47          1.14
2002           1.00        0.011       (0.011)        1.00       1.15      228,807            0.85            1.15          1.17
2001           1.00        0.043       (0.043)        1.00       4.42      243,340            0.85            4.39++        1.21
Class S (commenced operations on October 26, 1999)
2006*         $1.00       $0.016      $(0.016)       $1.00       1.62%  $  243,558            1.01%           3.24%         1.10%
2005           1.00        0.017       (0.017)        1.00       1.67      203,502            1.02            1.70          1.11
2004           1.00        0.002       (0.002)        1.00       0.21      115,761            1.00            0.21          1.13
2003           1.00        0.003       (0.003)        1.00       0.29      118,624            1.03            0.29          1.14
2002           1.00        0.009       (0.009)        1.00       0.95      129,180            1.05            0.95          1.17
2001           1.00        0.041       (0.041)        1.00       4.21      126,281            1.05            4.12++        1.21
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
2006*         $1.00       $0.018      $(0.018)       $1.00       1.79%  $   46,532            0.60%           3.58%         0.61%
2005           1.00        0.020       (0.020)        1.00       2.05       32,039            0.61            1.97          0.62
2004           1.00        0.006       (0.006)        1.00       0.57       43,608            0.63            0.56          0.64
2003           1.00        0.007       (0.007)        1.00       0.70       56,841            0.63            0.68          0.64
2002           1.00        0.014       (0.014)        1.00       1.38       51,985            0.63            1.43          0.66
2001           1.00        0.046       (0.046)        1.00       4.70       76,802            0.63            3.97++        0.66
Class A (commenced operations on June 21, 1999)
2006*         $1.00       $0.017      $(0.017)       $1.00       1.68%  $1,853,034            0.82%           3.33%         1.11%
2005           1.00        0.018       (0.018)        1.00       1.82    1,895,412            0.83            1.80          1.12
2004           1.00        0.004       (0.004)        1.00       0.35    1,857,676            0.85            0.35          1.14
2003           1.00        0.005       (0.005)        1.00       0.48    2,060,860            0.85            0.48          1.14
2002           1.00        0.012       (0.012)        1.00       1.16    2,149,151            0.85            1.18          1.16
2001           1.00        0.044       (0.044)        1.00       4.47    2,531,500            0.85            4.27++        1.16
Class S (commenced operations on October 6, 1999)
2006*         $1.00       $0.016      $(0.016)       $1.00       1.58%  $  238,880            1.02%           3.14%         1.11%
2005           1.00        0.016       (0.016)        1.00       1.62      227,905            1.03            1.61          1.12
2004           1.00        0.002       (0.002)        1.00       0.20      263,086            1.00            0.21          1.14
2003           1.00        0.003       (0.003)        1.00       0.30      191,539            1.03            0.31          1.14
2002           1.00        0.010       (0.010)        1.00       0.96      219,387            1.05            0.93          1.16
2001           1.00        0.042       (0.042)        1.00       4.26      147,035            1.05            3.62++        1.16
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
Institutional Class (commenced operations on April 3, 2000)
2006*         $1.00       $0.012      $(0.012)       $1.00       1.17%  $   66,621            0.55%           2.33%         0.62%
2005           1.00        0.015       (0.015)**      1.00       1.51       73,211            0.55            1.46          0.63
2004           1.00        0.005       (0.005)        1.00       0.52       79,413            0.55            0.51          0.65
2003           1.00        0.006       (0.006)        1.00       0.62       87,820            0.55            0.59          0.65
2002           1.00        0.010       (0.010)        1.00       0.98       58,923            0.55            0.96          0.69
2001           1.00        0.025       (0.025)        1.00       2.51       50,543            0.55            2.12++        0.72
Class A (commenced operations on June 21, 1999)
2006*         $1.00       $0.010      $(0.010)       $1.00       1.05%  $  620,724            0.78%           2.09%         0.12%
2005           1.00        0.013       (0.013)**      1.00       1.28      569,671            0.78            1.25          1.13
2004           1.00        0.003       (0.003)        1.00       0.29      505,029            0.78            0.29          1.15
2003           1.00        0.004       (0.004)        1.00       0.41      539,182            0.76            0.41          1.15
2002           1.00        0.007       (0.007)        1.00       0.75      519,269            0.78            0.75          1.19
2001           1.00        0.023       (0.023)        1.00       2.28      638,446            0.78            2.22++        1.22
Class S (commenced operations on November 12, 1999)
2006*         $1.00       $0.009      $(0.009)       $1.00       0.95%  $  104,542            0.98%           1.91%         1.12%
2005           1.00        0.011       (0.011)**      1.00       1.08       88,182            0.98            1.09          1.13
2004           1.00        0.002       (0.002)        1.00       0.15       33,520            0.91            0.15          1.15
2003           1.00        0.003       (0.003)        1.00       0.27       24,002            0.89            0.27          1.15
2002           1.00        0.005       (0.005)        1.00       0.55       29,626            0.98            0.53          1.19
2001           1.00        0.021       (0.021)        1.00       2.08       16,851            0.98            1.96++        1.22

*     FOR THE SIX MONTHS ENDED MARCH 31, 2006.

**    INCLUDES A REALIZED CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

+ RATIOS REFLECT THE IMPACT OF THE INITIAL LOW LEVEL OF AVERAGE NET ASSETS ASSOCIATED WITH COMMENCEMENT OF OPERATIONS AND THE EFFECTS OF ANNUALIZATION.

++ RATIOS REFLECT THE IMPACT OF SIGNIFICANT CHANGES IN AVERAGE NET ASSETS AND THE EFFECTS OF ANNUALIZATION.

+++ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1)   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           CNI CHARTER FUNDS | PAGE 60

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

1. ORGANIZATION:

The CNI Charter Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with sixteen portfolios. The financial statements included herein are those of the Large Cap Value Equity Fund, Large Cap Growth Equity Fund, RCB Small Cap Value Fund, Technology Growth Fund (collectively, the "Equity Funds"); Corporate Bond Fund, Government Bond Fund, California Tax Exempt Bond Fund, High Yield Bond Fund (collectively, the "Fixed Income Funds"); and Prime Money Market Fund, Government Money Market Fund and California Tax Exempt Money Market Fund (collectively, the "Money Market Funds") (each a "Fund", collectively, the "Funds"). The Equity and Fixed Income Funds are registered to offer Institutional and Class A Shares; in addition, the RCB Small Cap Value Fund is registered to offer Class R Shares. The Money Market Funds are registered to offer Institutional, Class A and Class S Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On April 5, 2005, the Board of Trustees of CNI Charter Funds (the "Trust") approved the reorganization of the AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series of AHA Investment Funds, Inc. ("AHA Funds") into newly established corresponding series of the Trust. The reorganization was approved by shareholders of AHA Funds and was effective on October 3, 2005. Shares of the AHA Funds are offered through separate prospectuses. To request a prospectus, shareholders can call 1-800-445-1341 or write to CNI Charter Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on the accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.


                           CNI CHARTER FUNDS | PAGE 61

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the coun-terparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA TRANSACTIONS - The Funds may engage in "to be announced" ("TBA") security transactions. Such transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

CLASSES - Class-specific expenses are borne by that class. Income, non class - specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid to shareholders monthly for the Fixed Income and Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Large Cap Value Equity, Large Cap Growth Equity, and Technology Growth Funds. For the RCB Small Cap Value Fund, dividends from net investment income are declared and paid annually. Distributions from net realized capital gains are distributed to shareholders at least annually.

3. ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES
   AGREEMENTS:

Pursuant to an administration agreement (the "Agreement"), SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement dated April 1, 1999, as amended January 1, 2005, the Administrator is entitled to receive an annual fee of 0.065% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.045% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.025% of aggregate average daily net assets of the Trust exceeding $5 billion. Each Fund is subject to a minimum annual fee of $90,000, which may be reduced at the sole discretion of the Administrator. Prior to January 1, 2005, the Administrator received an annual fee of 0.10% of aggregate average daily net assets of the Trust not exceeding $2.5 billion, 0.08% of aggregate average daily net assets of the Trust exceeding $2.5 billion but not exceeding $5 billion, and 0.06% of aggregate average daily net assets of the Trust exceeding $5 billion, with each Fund being subject to a minimum annual fee of $90,000.

The Trust has adopted a Rule 12b-1 Distribution Plan ("the Plan") with respect to Class A, S and R Shares that allows each Fund to pay distribution and servicing fees. SEI Investments Distribution Co. (the "Distributor"), as compensation for its services under the Plan, receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class A Shares and Class S Shares of the Money Market Funds and 0.25% of the Class A Shares of the Equity and Fixed Income Funds and the Class R Shares of the RCB Small Cap Value Fund, with the exception of 0.30% charged to the Class A Shares of the Technology Growth and High Yield Bond Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

The Trust and the Distributor are parties to a Distribution Agreement dated April 1, 1999. The Distributor receives no fees for its distribution services under this agreement.

SEI Investments Fund Management serves as Transfer Agent for the Trust whereby they provide services at an annual rate of $15,000 per share class. The Transfer Agent has voluntarily agreed to waive these fees.

Wachovia Bank, N.A. serves as Custodian for the Trust. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.

The Trust has also adopted a Shareholder Servicing Agreement that permits payment of compensation to service providers, that may include City National Bank ("CNB"), that have agreed to provide certain shareholder support for their customers who own Institutional Class, Class A, Class S or Class R Shares. In consideration for such services, a shareholder servicing fee is charged at the annual


                           CNI CHARTER FUNDS | PAGE 62
rate of up to 0.25% of each Fund's average daily net assets. For the six-months ended March 31, 2006, CNB received Shareholder Servicing fees from the Trust in the amount of $3,458,133.

Certain officers of the Trust are also officers of City National Asset Management, Inc. ("CNAM", the "Adviser"), the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

CNAM, a wholly owned subsidiary of CNB, serves as the Investment Manager for the Funds. Under the terms of the current agreement, the Adviser receives an annual fee equal to 0.62% of the average daily net assets of the Large Cap Value Equity Fund, 0.65% of the average daily net assets of the Large Cap Growth Equity Fund, 0.85% of the average net assets of the RCB Small Cap Value Fund, 0.85% of the average daily net assets of the Technology Growth Fund, 0.40% of the average daily net assets of the Corporate Bond Fund, 0.43% of the average daily net assets of the Government Bond Fund, 0.27% of the average daily net assets of the California Tax Exempt Bond Fund, 0.75% of the average daily net assets of the High Yield Bond Fund, 0.25% of the average daily net assets of the Prime Money Market Fund, 0.26% of the average daily net assets of the Government Money Market Fund, and 0.27% of the average daily net assets of the California Tax Exempt Money Market Fund.

REED, CONNER & BIRDWELL, LLC acts as the Investment Sub-Adviser on behalf of the RCB Small Cap Value Fund.

HSBC HALBIS PARTNERS (USA), INC. acts as the Investment Sub-Adviser on behalf of the High Yield Bond Fund. Prior to September 1, 2005 Credit Suisse Asset Management, LLC was the Investment Sub-Adviser.

The Adviser has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of the respective average daily net assets. The Adviser has voluntarily agreed to maintain this limitation until further notice to the Trust. The voluntary expense limitations (expressed as a percentage of average daily net assets) are as follows:

                                 Large Cap   Large Cap      RCB
                                   Value      Growth     Small Cap   Technology
                                  Equity      Equity       Value       Growth
                                   Fund        Fund        Fund         Fund
--------------------------------------------------------------------------------
Institutional Class                1.00%       1.05%       1.24%       1.20%
Class A                            1.25%       1.30%       1.49%       1.50%
Class R                              --          --        1.49%         --
--------------------------------------------------------------------------------

                                                        California
                               Corporate   Government   Tax Exempt   High Yield
                                 Bond         Bond         Bond         Bond
                                 Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
Institutional Class              0.75%       0.70%        0.50%        1.00%
Class A                          1.00%       0.95%        0.75%        1.30%
--------------------------------------------------------------------------------

                                           Prime                    California
                                           Money     Government     Tax Exempt
                                           Market   Money Market   Money Market
                                            Fund        Fund           Fund
--------------------------------------------------------------------------------
Institutional Class                        0.63%       0.63%          0.55%
Class A                                    0.85%       0.85%          0.78%
Class S                                    1.05%       1.05%          0.98%
--------------------------------------------------------------------------------

Any fee reductions or expense reimbursements may be repaid to the Adviser within three years after occurrence, subject to certain restrictions and only if such repayments do not cause the Funds' expense ratios, at the time of repayment, to exceed the amounts shown in the preceding table.

During the six months ended March 31, 2006, the Board of Trustees approved the reimbursement of previously waived fees by the Adviser for the prior fiscal year in the amount of $752 and $2,502 for the Technology Growth Fund and Corporate Bond Fund, respectively.

As of March 31, 2006, fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

                                                  Potential
                                                  Amount of
Fund                                            Recovery (000)       Expiration
--------------------------------------------------------------------------------
Technology Growth                                   $  2                2007
Corporate Bond                                         4                2007
                                                       1                2008
Government Bond                                       16                2007
                                                      15                2008
                                                      20                2009
California Tax Exempt Bond                            22                2007
                                                      24                2008
                                                      26                2009
High Yield Bond                                       39                2007
                                                      42                2008
                                                      40                2009
California Tax Exempt Money Market                   575                2007
                                                     427                2008
                                                     456                2009
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months ended March 31, 2006, were as follows for the Equity and Fixed Income
Funds:

                                         Purchases          Sales & Maturities
--------------------------------------------------------------------------------
                                   U.S. Gov't    Other     U.S. Gov't    Other
Fund                                 (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity             $       --   $ 53,573   $       --   $ 12,140
Large Cap Growth Equity                    --      9,230           --      6,404
RCB Small Cap Value                        --     28,103           --     28,073
Technology Growth                          --        279           --        414
Corporate Bond                          1,454      5,446          430      4,553
Government Bond                        15,088         --       11,667         --
California Tax Exempt Bond                 --      6,546           --      2,950
High Yield Bond                            --      4,641           --      8,042
--------------------------------------------------------------------------------


                           CNI CHARTER FUNDS | PAGE 63

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments, in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared dur- ing the years ended September 30, 2005 and September 30, 2004 are shown below:

                                       Tax                 Long-term
                                      Exempt    Ordinary    Capital
                                      Income     Income      Gain        Total
Fund                                  (000)      (000)       (000)       (000)
--------------------------------------------------------------------------------
Large Cap Value Equity
  2005                                $   --    $    535   $   1,908    $ 2,443
  2004                                    --         367          --        367

Large Cap Growth Equity
  2005                                    --         198          --        198
  2004                                    --          17          --         17

RCB Small Cap Value
  2005                                    --         521       2,493      3,014
  2004                                    --          --          87         87

Corporate Bond
  2005                                    --       1,919         303      2,222
  2004                                    --       1,913         222      2,135

Government Bond
  2005                                    --         739         120        859
  2004                                    --         450         211        661

California Tax Exempt Bond
  2005                                   593          --          82        675
  2004                                   459          63         139        661

High Yield Bond
  2005                                    --       3,404          --      3,404
  2004                                    --       2,846          --      2,846

Prime Money Market
  2005                                    --      14,619          --     14,619
  2004                                    --       2,720          --      2,720

Government Money Market
  2005                                    --      38,829          --     38,829
  2004                                    --       7,492          --      7,492

California Tax Exempt Money Market
   2005                                9,088          --         173      9,261
   2004                                2,227           3           1      2,231

As of September 30, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                       Undistributed   Undistributed   Undistributed      Capital
                                        Tax-Exempt       Ordinary        Long-term         Loss        Post-October
                                          Income          Income       Capital Gain    Carryforwards      Losses
Fund                                       (000)           (000)           (000)           (000)          (000)
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Equity                   $   --          $  139          $ 3,782         $    --         $   --
Large Cap Growth Equity                      --              13               --          (4,410)            --
RCB Small Cap Value                          --              66            1,121              --             --
Technology Growth                            --               4               --          (1,605)            --
Corporate Bond                               --             165               --              --            (64)
Government Bond                              --              77               --              --            (59)
California Tax Exempt Bond                   54              26               61              --             --
High Yield Bond                              --             251               --            (965)          (272)
Prime Money Market                           --           1,987               --            (403)            --
Government Money Market                      --           4,718               --              --             --
California Tax Exempt Money Market        1,030              --               --              --             --

                                         Unrealized        Other              Total
                                        Appreciation     Temporary    Distributable Earnings
                                       (Depreciation)   Differences    (Accumulated Losses)
Fund                                       (000)           (000)              (000)
---------------------------------------------------------------------------------------------
Large Cap Value Equity                   $ 11,131        $  (139)           $ 14,913
Large Cap Growth Equity                     3,572            (13)               (838)
RCB Small Cap Value                        13,603             --              14,790
Technology Growth                             109             (1)             (1,493)
Corporate Bond                               (184)          (166)               (249)
Government Bond                              (280)           (74)               (336)
California Tax Exempt Bond                    (45)           (54)                 42
High Yield Bond                               355           (251)               (882)
Prime Money Market                             --         (1,986)               (402)
Government Money Market                        --         (4,714)                  4
California Tax Exempt Money Market             --         (1,034)                 (4)


                           CNI CHARTER FUNDS | PAGE 64

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any future net realized capital gains. At September 30, 2005, the breakdown of capital loss carryforwards is as follows:

                                                  Expiring September 30,
                                            ------------------------------------
                                             2010      2011      2012     2013
Fund                                         (000)     (000)    (000)    (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                     $ 2,894   $ 1,516   $   --   $   --
Technology Growth                               392       658      328      227
High Yield Bond                                  33       932       --       --
Prime Money Market                              403        --       --       --
--------------------------------------------------------------------------------

During the year ended September 30, 2005, the following funds had utilized capital loss carryforwards to offset capital gains amounting to:

                                                                         Amount
Fund                                                                     (000)
--------------------------------------------------------------------------------
Large Cap Growth Equity                                                  $  357
High Yield Bond                                                             123
Prime Money Market                                                            1
--------------------------------------------------------------------------------

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2004 through September 30, 2005 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized (depreciation) on securities and the net unrealized appreciation/(depreciation) for tax purposes at March 31, 2006 for each of the Equity and Fixed Income Funds were as follows:

                                      Aggregate     Aggregate         Net
                                        Gross         Gross        Unrealized
                           Federal    Unrealized    Unrealized    Appreciation
                           Tax Cost  Appreciation  Depreciation  (Depreciation)
Fund                        (000)       (000)         (000)          (000)
--------------------------------------------------------------------------------
Large Cap Value Equity     $ 87,827    $ 16,075     $ (1,580)      $ 14,495
Large Cap Growth Equity      42,515       6,219       (2,107)         4,112
RCB Small Cap Value          72,447      14,736       (3,787)        10,949
Technology Growth             2,547         537         (314)           223
Corporate Bond               53,898         189       (1,350)        (1,161)
Government Bond              33,314           2         (641)          (639)
California Tax Exempt
  Bond                       25,286          32         (308)          (276)
High Yield Bond              39,439       1,174         (837)           337
--------------------------------------------------------------------------------

7. CONCENTRATION OF CREDIT RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

CALIFORNIA TAX EXEMPT FUNDS - SPECIFIC RISKS

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.


                           CNI CHARTER FUNDS | PAGE 65

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

8. CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2006 (Unaudited) and the year ended September 30, 2005 were as follows:

                                        LARGE CAP VALUE     LARGE CAP GROWTH      RCB SMALL CAP        TECHNOLOGY
                                       EQUITY FUND (000)    EQUITY FUND (000)   VALUE FUND (000)    GROWTH FUND (000)
                                       ------------------   -----------------   ------------------  ------------------

                                        2006      2005      2006     2005       2006       2005      2006        2005
---------------------------------------------------------   ------------------  ------------------  ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares Issued                        4,949       877       755     1,493       118         279      59          113
  Shares Issued in Lieu of
    Dividends and Distributions          268        74         2         7         6          12       1           --
  Shares Redeemed                       (636)     (821)     (622)     (684)      (98)       (130)    (74)        (101)
---------------------------------------------------------   ------------------  ------------------  ------------------
    Net Institutional
      Class Transactions               4,581       130       135       816        26         161     (14)          12
=========================================================   ==================  ==================  ==================
  CLASS A:
  Shares Issued                          177       515       325       454        35         259      28            9
  Shares Issued in Lieu of
    Dividends and Distributions           45        36        --         3         5          14      --           --
  Shares Redeemed                        (75)     (149)      (91)     (111)      (56)       (101)    (28)         (15)
---------------------------------------------------------   ------------------  ------------------  ------------------
    Net Class A Transactions             147       402       234       346       (16)        172      --           (6)
=========================================================   ==================  ==================  ==================
  CLASS R:
  Shares Issued                           --        --        --        --       286       1,014      --           --
  Shares Issued in Lieu of
    Dividends and Distributions           --        --        --        --        27          73      --           --
  Shares Redeemed                         --        --        --        --      (450)       (389)     --           --
---------------------------------------------------------   ------------------  ------------------  ------------------
    Net Class R Transactions              --        --        --        --      (137)        698      --           --
=========================================================   ==================  ==================  ==================

                                                                                   CALIFORNIA          HIGH YIELD
                                       CORPORATE BOND       GOVERNMENT BOND     TAX EXEMPT BOND           BOND
                                         FUND (000)           FUND (000)           FUND (000)          FUND (000)
                                       ----------------     ----------------    -----------------  -------------------

                                        2006      2005      2006     2005       2006        2005    2006        2005
-------------------------------------------------------     ----------------    -----------------   ------------------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares Issued                          821     1,476       689     1,238       463         867     299          648
  Shares Issued in Lieu of
    Dividends and Distributions           19        38        14        20        13          13      49          102
  Shares Redeemed                       (650)     (967)     (234)     (521)     (280)       (370)   (553)        (708)
-------------------------------------------------------     ----------------     ----------------   ------------------
    Net Institutional
      Class Transactions                 190       547       469       737       196         510    (205)          42
=======================================================     ================     ================   ==================
  CLASS A:
  Shares Issued                           11        58        20        26         1          29      37          485
  Shares Issued in Lieu of
    Dividends and Distributions            1         3        --         1        --           2      46           99
  Shares Redeemed                        (23)      (55)       (9)      (15)      (23)       (120)   (240)        (478)
-------------------------------------------------------     ----------------     -----------------  ------------------
    Net Class A Transactions             (11)        6        11        12       (22)        (89)   (157)         106
=======================================================     ================     =================  ==================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 66

                                                                                                          California
                                                    PRIME                     GOVERNMENT                  TAX EXEMPT
                                                 MONEY MARKET                MONEY MARKET                MONEY MARKET
                                                  FUND (000)                  FUND (000)                  FUND (000)
                                            -----------------------   -------------------------     -----------------------

                                               2006           2005          2006          2005          2006          2005
-------------------------------------------------------------------   -------------------------     -----------------------
CAPITAL SHARES ISSUED AND REDEEMED:
  INSTITUTIONAL CLASS:
  Shares Issued                              784,258     1,215,600       332,199       376,258       658,709     1,139,802
  Shares Issued in Lieu of
    Dividends and Distributions                1,175         1,411             1             7          --               8
  Shares Redeemed                           (788,637)   (1,251,828)     (317,706)     (387,834)     (665,299)   (1,145,985)
-------------------------------------------------------------------   -------------------------     -----------------------
    Net Institutional
      Class Transactions                      (3,204)      (34,817)       14,494       (11,569)       (6,590)       (6,175)
===================================================================   =========================     =======================
  CLASS A:
  Shares Issued                              819,291       958,549     2,407,104     4,965,371       877,202     1,822,478
  Shares Issued in Lieu of
    Dividends and Distributions                1,976           982        22,926        23,227         5,452         6,066
  Shares Redeemed                           (668,208)     (848,138)   (2,472,405)   (4,950,864)     (831,605)   (1,763,753)
-------------------------------------------------------------------   -------------------------     -----------------------
    Net Class A Transactions                 153,059       111,393       (42,375)       37,734        51,049        64,791
===================================================================   =========================     =======================
  CLASS S:
  Shares Issued                              386,124       499,380       449,968       689,747       171,184       271,376
  Shares Issued in Lieu of
    Dividends and Distributions                   --            --            --            --            --            --
  Shares Redeemed                           (346,068)     (411,638)     (438,993)     (724,928)     (154,825)     (216,708)
-------------------------------------------------------------------   -------------------------     -----------------------
    Net Class S Transactions                  40,056        87,742        10,975       (35,181)       16,359        54,668
===================================================================   =========================     =======================

AMOUNTS DESIGNATED AS "--" ARE EITHER 0 OR HAVE BEEN ROUNDED TO 0.


                           CNI CHARTER FUNDS | PAGE 67

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of the Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - NOT your Fund's actual return - the account values shown do not apply to your specific investment.

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/05     3/31/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,086.10      0.95%      $4.94
Class A                            1,000.00    1,084.90      1.20%       6.24

HYPOTHETICAL 5% RETURN
Institutional Class                1,000.00   $1,020.19      0.95%      $4.78
Class A                            1,000.00    1,018.95      1.20%       6.04

                                  BEGINNING    ENDING                  EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/05     3/31/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,033.30      0.98%      $4.97
Class A                            1,000.00    1,032.70      1.23%       6.23

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,020.04      0.98%      $4.94
Class A                            1,000.00    1,018.90      1.23%       6.19

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 68

                                  BEGINNING     ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE      EXPENSE      DURING
                                   10/1/05     3/31/06      RATIOS      PERIOD*
--------------------------------------------------------------------------------
RCB SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,027.80      1.19%      $6.02
Class A                            1,000.00    1,026.80      1.44%       7.28
Class R                            1,000.00    1,026.50      1.44%       7.28

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.00      1.19%      $5.99
Class A                            1,000.00    1,017.75      1.44%       7.24
Class R                            1,000.00    1,017.75      1.44%       7.24
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,087.60      1.20%      $6.25
Class A                            1,000.00    1,085.60      1.50%       7.80

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,018.95      1.20%      $6.04
Class A                            1,000.00    1,017.45      1.50%       7.54
--------------------------------------------------------------------------------
CORPORATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $  999.30      0.75%      $3.74
Class A                            1,000.00      999.00      1.00%       4.98

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.19      0.75%      $3.78
Class A                            1,000.00    1,019.95      1.00%       5.04
--------------------------------------------------------------------------------
GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,000.90      0.70%      $3.49
Class A                            1,000.00    1,000.60      0.95%       4.74

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.44      0.70%      $3.53
Class A                            1,000.00    1,020.19      0.95%       4.78
--------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT              BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,004.00      0.50%      $2.50
Class A                            1,000.00    1,002.70      0.75%       3.74

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.44      0.50%      $2.52
Class A                            1,000.00    1,021.19      0.75%       3.78

                                  BEGINNING    ENDING                 EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                    VALUE       VALUE      EXPENSE     DURING
                                   10/1/05     3/31/06      RATIOS     PERIOD*
-------------------------------------------------------------------------------
HIGH YIELD BOND FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,036.20      1.00%      $5.08
Class A                            1,000.00    1,034.60      1.30%       6.59

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,019.95      1.00%      $5.04
Class A                            1,000.00    1,018.45      1.30%       6.54
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,018.30      0.59%      $2.97
Class A                            1,000.00    1,017.20      0.81%       4.07
Class S                            1,000.00    1,016.20      1.01%       5.08

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.99      0.59%      $2.97
Class A                            1,000.00    1,020.89      0.81%       4.08
Class S                            1,000.00    1,019.90      1.01%       5.09
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,017.90      0.60%      $3.02
Class A                            1,000.00    1,016.80      0.82%       4.12
Class S                            1,000.00    1,015.80      1.02%       5.13

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,021.94      0.60%      $3.02
Class A                            1,000.00    1,020.84      0.82%       4.13
Class S                            1,000.00    1,019.85      1.02%       5.14
--------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class               $1,000.00   $1,011.70      0.55%      $2.76
Class A                            1,000.00    1,010.50      0.78%       3.91
Class S                            1,000.00    1,009.50      0.98%       4.91

HYPOTHETICAL 5% RETURN
Institutional Class               $1,000.00   $1,022.19      0.55%      $2.77
Class A                            1,000.00    1,021.04      0.78%       3.93
Class S                            1,000.00    1,020.04      0.98%       4.94

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).


                           CNI CHARTER FUNDS | PAGE 69

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

The Board of Trustees of CNI Charter Funds (the "Trust") is comprised of four Trustees, all of whom are independent of the Trust's investment advisers and sub-advisers. During the six months ended March 31, 2006, the Board of Trustees approved the Trust's advisory agreement (the "Management Agreement") with City National Asset Management, Inc. ("CNAM") and CNAM's sub-advisory agreement (the "Sub-Advisory Agreement") with Reed, Conner & Birdwell, LLC ("RCB") with respect to the RCB Small Cap Value Fund (the "RCB Fund").

GENERAL INFORMATION

The following information summarizes the Board's considerations associated with its approval of each of the agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Management Agreement and the Sub-Advisory Agreement were considered separately for each relevant investment portfolio of the Trust (each a "Fund"), although the Board took into account the common interests of all the relevant Funds in its review. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by CNAM and RCB. In considering these matters, the Board discussed the approval of the agreements with management and in private sessions with counsel at which no representatives of CNAM or RCB were present.

The Board reviewed extensive materials regarding investment results of CNAM and RCB, advisory fee and expense comparisons, financial and profitability information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Funds.

In deciding to approve the agreements, the Board did not identify a single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

CNAM

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by CNAM, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes as well as brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

INVESTMENT PERFORMANCE

The Board assessed the performance of each Fund compared with its respective benchmark and the average of all funds in its respective peer group category (each, a "universe") selected by Lipper, Inc. and iMoneyNet, Inc. (for the money market funds only) for the one-, two-, three- and five-year periods ended December 31, 2005.The Board also reviewed the performance of each Fund compared with the average performance of all funds in its respective "bank channel" universe, which includes only those funds in the Fund's Lipper universe that are distributed through institutional and retail bank channels. The Board made the following observations in reviewing the Funds' performance:

o The annualized total returns of the PRIME MONEY MARKET FUND were slightly below but near those of the averages of the Lipper institutional money market fund universe, iMoneyNet prime institutional fund universe, and bank channel universe.

o The annualized total returns of the GOVERNMENT MONEY MARKET FUND were slightly below but near those of the averages of the Lipper institutional U.S. government money market fund universe, iMoneyNet government institutional fund universe, and bank channel universe.


                           CNI CHARTER FUNDS | PAGE 70

--------------------------------------------------------------------------------

o The annualized total returns of the TAX EXEMPT MONEY MARKET FUND were approximately equal to those of the averages of the Lipper California tax exempt money market fund universe, iMoneyNet state specific institutional (California) fund universe, and bank channel universe.

o The annualized total returns of the LARGE CAP GROWTH EQUITY FUND were below those of the averages of the Lipper large cap growth fund universe, the bank channel universe and the S&P 500/Citigroup Growth Index for the one-year period (except the S&P 500/Citigroup Index), the two-year period (except the S&P 500/Citigroup Index), and the three-year period, and were above all those measures for the five-year period.

o The annualized total returns of the LARGE CAP VALUE EQUITY FUND were above those of the averages of the Lipper large cap value funds universe and the bank channel universe for the one-, two- and three-year periods; at or below the S&P 500/Citigroup Value Index for those periods; and approximately equal to those measures (except the S&P 500/Citigroup Index) for the five-year period.

o The annualized total returns of the RCB SMALL CAP VALUE FUND were below those of the averages of the Lipper small cap core funds universe and bank channel universe and the Russell 2000 Index for the one-, two- and three-year periods, and equal to or above all those measures for the five-year period.

o The annualized total returns of the TECHNOLOGY GROWTH FUND were near or above those of the Russell 3000 Technology Index for all periods and below those of the averages of the Lipper science & technology funds universe and the bank channel universe for all periods.

o The annualized total returns of the CORPORATE BOND FUND were above those of the averages of the Lipper short/intermediate investment-grade universe and the bank channel universe for all periods and at or below those of the Lehman Intermediate US Corporate Index for all periods.

o The annualized total returns of the GOVERNMENT BOND FUND were at or above those of the averages of the Lipper short/intermediate US government universe and the bank channel universe for all periods, and below those of the Lehman US Government Bond Index for all periods.

o The annualized total returns of the CALIFORNIA TAX EXEMPT BOND FUND were above those of the averages of the Lipper California short/intermediate debt universe and the bank channel universe for all periods (except the one-year period for the Lipper universe), and below those of the Lehman California Intermediate-Short Municipal Index for all periods (except the one-year period).

o The annualized total returns of the HIGH YIELD BOND FUND were approximately at or above those of the averages of the Lipper high current yield bond funds universe and the bank channel universe and the Citigroup Bond High-Yield Market Index for the two-year period and the five-year periods (except the Citigroup Index), and were below those measures for the one- and three-year periods.

The Board determined that CNAM continued to provide high quality services to the Funds. They noted that the investment results of the Funds during the past year and previous periods were generally good; that in the instances where some of the Funds had below average short-term performance results their longer term results were good; that the results for the Money Market Funds and Technology Fund compared to their peer groups were acceptable given the special services and investment focus of those Funds; and that measurements of performance relative to market indexes needed to recognize that indexes did not reflect the expenses of operating mutual funds.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by CNAM and total expenses of each of the Funds compared to those of the funds included in the relevant Lipper and bank channel universes, and concluded that the advisory fees and expenses of the Funds continued to be reasonable.

The Board observed that the management fees paid by the Funds for the year ended December 31, 2005 were at or below the averages for relevant Lipper fund universes and bank channel universes except for the fees paid by the Money Market Funds and High Yield Bond Fund, which were slightly above the averages but within the middle 60% of the comparable funds. The Board noted that the Funds represented CNAM's sole investment advisory client, and it would not be able to compare the fees charged to the Funds by CNAM with fees charged to other institutional clients of CNAM.


                           CNI CHARTER FUNDS | PAGE 71

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

--------------------------------------------------------------------------------

With respect to the total expenses of the Funds, the Board considered that total expenses for the year ended December 31, 2005 were below the averages for relevant Lipper universes and bank channel universes except for the total expenses of the Government Money Market Fund, which were above the median for the comparable funds. The Board noted, however, that the Money Market Funds offered unique features such as automatic sweep functions, late cut-off times for investment, and no minimum transaction size requirements, and as a result had high levels of activity and considerable asset volatility, which created substantial demands on CNAM's portfolio management staff.

The Board considered information prepared by CNAM relating to its costs and profits, recognizing that CNAM has no clients other than the Funds. The Board also considered the benefits received by CNAM and its affiliates as a result of CNAM's relationship with the Funds, including fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust, and the intangible benefits of the favorable publicity arising in connection with the Funds' performance. They also noted that, although there were no advisory fee breakpoints, the asset levels of most of the Funds were not so substantial that they would lead to significant economies of scale, and that as the majority of CNAM's operating expenses are employee salaries its operating expenses would not decrease significantly if the Funds' asset levels changed.

CONCLUSIONS

Based on its review, including its consideration of each of the factors referred to above, the Board concluded that the Management Agreement represents fair and reasonable compensation in light of the nature and quality of the services being provided by CNAM to the respective Funds and their shareholders.

RCB

NATURE, EXTENT AND QUALITY OF SERVICES

In reviewing the services provided by RCB to the RCB Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the RCB Fund; and the overall general quality and depth of its organization. The Board also reviewed RCB's investment philosophy and processes as well as brokerage, trading and soft dollar practices.

INVESTMENT PERFORMANCE

The Board's observations regarding the RCB Fund's performance is described above in the "INVESTMENT PERFORMANCE" section under "CNAM." As indicated above, the Board concluded that RCB continued to provide high quality services to the RCB Fund. They noted that the longer-term investment results of the RCB Fund were good, and that measurements of performance relative to market indexes needed to recognize that indexes did not reflect the expenses of operating mutual funds.

ADVISORY FEES AND FUND EXPENSES

The Board reviewed information regarding the advisory fees charged by RCB and observed that the fees charged by RCB were low compared to the fees it charged to other institutional clients. The Trustees noted that CNAM pays RCB's advisory fees out of CNAM's advisory fee. Although RCB's fee schedule has no breakpoints, the Board also noted that the asset levels of the RCB Fund were not so substantial that they would lead to significant economies of scale.

The Board considered information prepared by RCB relating to its costs and profits with respect to the RCB Fund, as well as the methodologies used to determine and allocate such costs to its management of the Fund. The Board also considered the benefits received by RCB and its affiliates as a result of RCB's relationship with the Funds, including the intangible benefits of the favorable publicity arising in connection with the RCB Fund's performance, fees paid to CNAM as the Fund's adviser, and fees paid to City National Bank and City National Securities for providing certain shareholder servicing and sub-distribution services to the Trust.

CONCLUSIONS

Based on its review, including the Trustees' consideration of each of the factors referred to above, the Board concluded that the RCB Agreement represents fair and reasonable compensation in light of the nature and quality of the services being provided by RCB to the RCB Fund and its shareholders.


                           CNI CHARTER FUNDS | PAGE 72

--------------------------------------------------------------------------------

                                    for your investment with CNI Charter Funds.
THANK YOU                           We value the trust you have placed in us to
                                    help you achieve your financial goals.

--------------------------------------------------------------------------------

For more information on CNI Charter Funds, including charges and expenses, please call 1-888-889-0799 or visit cnicharterfunds.com for a free prospectus. Read it carefully before you invest or send money.


                                               CNI CHARTER FUNDS (SM) [LOGO] (R)


                                                                 CNI-SA-002-0200

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

CNI Charter Funds (the "Fund") has adopted the following procedures by which shareholders may recommend nominees to the Fund's Board of Trustees. The Fund has a Nominating Committee comprised solely of persons who are not considered "interested persons" of the Fund within the meaning of the Investment Company Act of 1940. The Committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the Committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board, so long as the shareholder or shareholder group submitting a proposed nominee: (a) beneficially owns more than 5% of the Fund's voting shares and has held such shares continuously for two years, and (b) is not an adverse holder. No eligible shareholder or shareholder group may submit more than one independent Board member nominee each year. Such suggestions must be sent in writing to the Fund's Secretary, and must be accompanied by the shareholder's contact information, the nominee's contact information and number of Fund shares owned by the nominee, all information regarding the nominee that would be required to be disclosed in solicitations of proxies for elections of directors required under the Securities Exchange Act of 1934, and a notarized letter from the nominee stating his or her intention to serve as a nominee and be named in the Fund's proxy statement, if so designated by the Committee and the Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               CNI Charter Funds


By (Signature and Title)*                  /s/ Vernon C. Kozlen
                                           -------------------------------------
                                           Vernon C. Kozlen, President & CEO

Date May 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Vernon C. Kozlen
                                           -------------------------------------
                                           Vernon C. Kozlen, President & CEO

Date May 25, 2006

By (Signature and Title)*                  /s/ Eric Kleinschmidt
                                           -------------------------------------
                                           Eric Kleinschmidt, Controller and COO

Date May 25, 2006

* Print the name and title of each signing officer under his or her signature.